                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy (Form A3018-91) issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Information specific to ExecAnnuity Plus '91 (A3018-91) is set forth in Appendix C. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information ("SAI") dated April 30, 2012 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Global Markets Navigator Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
Invesco Van Kampen V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Value Opportunities Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Smid Cap Growth Series

DWS VARIABLE SERIES I (CLASS A)
DWS Capital Growth VIP

DWS VARIABLE SERIES II
DWS Large Cap Value VIP

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

                              DATED APRIL 30, 2012

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS) MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Accounts that invest in the underlying funds listed below.

EATON VANCE VARIABLE TRUST

Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................           5
SUMMARY OF FEES AND EXPENSES................................           6
SUMMARY OF THE POLICY FEATURES..............................          10
PERFORMANCE INFORMATION.....................................          13
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
  UNDERLYING FUNDS..........................................          15
INVESTMENT OBJECTIVES AND POLICIES..........................          17
WHAT IS AN ANNUITY?.........................................          22
CHARGES AND DEDUCTIONS......................................          23
  SURRENDER CHARGE..........................................          23
  PREMIUM TAXES.............................................          26
  POLICY FEE................................................          26
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT
    (M-GAP) RIDER...........................................          26
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS............          27
THE VARIABLE ANNUITY POLICIES...............................          28
  DISRUPTIVE TRADING........................................          28
  PURCHASE PAYMENTS.........................................          29
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............          30
  RIGHT TO CANCEL ALL OTHER POLICIES........................          30
  TELEPHONE TRANSACTION PRIVILEGE...........................          30
  TRANSFER PRIVILEGE........................................          31
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................          31
  SURRENDER.................................................          32
  PARTIAL REDEMPTION........................................          33
  DEATH BENEFIT.............................................          33
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................          34
  ASSIGNMENT................................................          35
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........          35
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............          36
  NORRIS DECISION...........................................          37
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT
    PAYMENTS................................................          37
FEDERAL TAX CONSIDERATIONS..................................          40
LOANS (QUALIFIED POLICIES ONLY).............................          49
STATEMENTS AND REPORTS......................................          49
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........          50
VOTING RIGHTS...............................................          51
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................          51
DISTRIBUTION................................................          51
LEGAL MATTERS...............................................          52
FURTHER INFORMATION.........................................          52
APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT......         A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION.................         B-1
APPENDIX C--POLICY NO. A3018-91 (AND STATE VARIATIONS
  THEREOF)..................................................         C-1
APPENDIX D--IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT.................................................         D-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................           3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE
  COMPANY...................................................           4
SERVICES....................................................           4
UNDERWRITERS................................................           5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................           5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................           6
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
  (M-GAP) RIDER.............................................           7
PERFORMANCE INFORMATION.....................................           8
FINANCIAL STATEMENTS........................................         F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SERVICE OFFICE: se(2) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Goldman Sachs VIT Structured U.S. Equity Fund, Goldman Sachs VIT Money Market Fund, or Goldman Sachs VIT Equity Index Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                MAXIMUM
                                                                 CHARGE
                                                          --------------------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn).................          8.0%

TRANSFER CHARGE(2):.....................................   $0 on the first 12
                                                             transfers in a
                                                                 Policy
                                                          year. Up to $25 for
                                                          subsequent transfers

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
0-2.........................................................      8%
3...........................................................      7%
4...........................................................      6%
5...........................................................      5%
6...........................................................      4%
7...........................................................      3%
8...........................................................      2%
9...........................................................      1%
Thereafter..................................................      0%

       (2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

ANNUAL POLICY FEE:(1).......................................  $ 30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net
  assets)
    Mortality and Expense Risk Charge:......................  1.25%
    Administrative Expense Charge:..........................  0.20%
                                                              ----
    Total Annual Expenses:..................................  1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period(2).....................  0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period(2).................  0.15%

       -------------------------------

       (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

       (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

The table below shows the minimum and maximum expenses of the Funds during 2011. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.

TOTAL ANNUAL FUND OPERATING
EXPENSES                                  MINIMUM                        MAXIMUM
---------------------------    -----------------------------  -----------------------------
Expenses that are deducted     Annual charge of 0.50% of      Annual charge of 1.72% of
from Underlying Fund assets,   average daily net assets       average daily net assets
including management fees,
distribution and/or service
(12b-1) fees and other
expenses.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2011, the lowest and highest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, are 0.30% (the expense reductions and waivers may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval but remain in effect until April 27, 2013 and prior to such date may not terminate without the approval of the trustees) and 1.72% (there is no expense reduction or waiver in place), respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,081     $1,724     $2,288     $3,747

(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $350      $1,065     $1,803     $3,747

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $945      $1,316     $1,578     $2,327

(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $203       $627      $1,078     $2,327

                         SUMMARY OF THE POLICY FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each

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subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.

SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:

    (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;

    (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or

    (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

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                            PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT. The Company maintains a separate account called Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND--seeks to achieve investment results that approximate the performance of the GS Global Markets Index-TM-.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND*--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income.

------------------------

* PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
  SHARES)

ADVISER: INVESCO ADVISORS, INC.

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--The Fund's investment objective is to seek capital growth. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investment objective by investing at least 80% of the Funds net assets (plus any borrowing for investment purposes) in a portfolio of U.S. companies that are considered by the Adviser to have strong earnings growth. This fund was formerly known as Invesco V.I. Van Kampen Capital Growth Fund.

INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
  SHARES)

ADVISER: INVESCO ADVISORS, INC.

INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--The Fund's investment objective is to seek capital growth. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks and other equity securities of medium-size company.

INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--The Fund's investment objective is long-term growth of capital. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc., seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum. This fund was formerly known as Invesco V.I. Basic Value Fund.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside of the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation. The Series invests primarily in common stocks of growth-oriented companies that the investment manager believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. The Series' investment manager particularly seeks small- to mid-sized companies. For purposes of the Series, the investment manager will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index.

DWS VARIABLE SERIES I

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500-Registered Trademark- Index (generally 500 of the largest companies in the U.S.) or the Russell 1000-Registered Trademark- Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000-Registered Trademark- Value Index and that portfolio management believes are undervalued.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity Investments Money Management, Inc., FMR Co., Inc., and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500-Registered Trademark- Index. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks a high level of current income, while also considering growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--The fund seeks to provide capital growth. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.

FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital.
FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.--FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND,
                FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND, AND
                FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the Fund invests predominantly in equity securities, including securities convertible into common stock.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)

ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

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OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA--seeks a high total investment return, which includes current income and capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA--seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA--seeks a high level of current income from investment in high-yield, fixed-income debt securities.

OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks high total return.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--Long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE ASSOCIATES, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-advisers are T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments--purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--purchase payments invested in the Policy for more than nine years; and

(3) the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

    All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                                                         CHARGE AS PERCENTAGE OF
YEARS FROM DATE OF PAYMENT TO DATE OF WITHDRAWAL         NEW PAYMENTS WITHDRAWN
------------------------------------------------         -----------------------
0-2....................................................             8%
3......................................................             7%
4......................................................             6%
5......................................................             5%
6......................................................             4%
7......................................................             3%
8......................................................             2%
9......................................................             1%
more than 9............................................             0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
               Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date
               coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

    Where (3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another
6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  ten-year waiting period                                       0.25%

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  fifteen-year waiting period                                   0.15%

For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                         THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Service Office, of se2 (an affiliate of Security Benefit Life Insurance Company), located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of
(1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE

Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account may be subject to the restrictions set forth under APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Goldman Sachs VIT Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

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AUTOMATIC ACCOUNT REBALANCING OPTION.  The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value.

The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

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PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site: HTTPS://CWANNUITY.SE2.COM.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office;

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals; or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the

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Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Service Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

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ASSIGNMENT

The Policy provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund, and the Goldman Sachs VIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III--UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

    Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

           (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A--JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer- sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

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The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options the dollar amount is determined by multiplying
     (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

                           FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

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    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

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TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.  A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

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5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

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D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2;

    - received after your death or because of your disability; or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

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Qualified Contracts are amended to conform to tax qualification requirements.
However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans

                                       45
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for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

2. GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

                                       47
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3. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

4. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

5. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

6. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

7. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                                       48
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                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your TSA or qualified plan.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                                       49
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               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Separate Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

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                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT. Transfers to or from the Fixed Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2011.

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.385      2.258      1.998      2.217      2.107      2.051      2.044
  End of Period....................    2.514      2.385      2.258      1.998      2.217      2.107      2.051
Number of Units Outstanding at End
  of Period
  (in thousands)...................   15,765     18,836     21,410     25,230     35,535     43,089     53,146

GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:........................
  Beginning of Period..............    3.348      2.956      2.376      3.842      3.702      3.253      3.162
  End of Period....................    3.358      3.348      2.956      2.376      3.842      3.702      3.253
Number of Units Outstanding at End
  of Period (in thousands).........   19,613     22,191     25,377     29,956     37,356     48,997     66,358

GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:........................
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.174      2.097      1.999      1.966      1.859      1.813      1.811
  End of Period....................    2.278      2.174      2.097      1.999      1.966      1.859      1.813
Number of Units Outstanding at End
  of Period (in thousands).........    9,208     12,089     13,502     17,980     21,540     25,119     31,920

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.995      1.959      1.838
  End of Period....................    2.044      1.995      1.959
Number of Units Outstanding at End
  of Period
  (in thousands)...................   69,962     96,291    102,999
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:........................
  Beginning of Period..............    2.908      2.309      3.012
  End of Period....................    3.162      2.908      2.309
Number of Units Outstanding at End
  of Period (in thousands).........   86,857    112,918     97,085
GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:........................
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.800      1.796      1.668
  End of Period....................    1.811      1.800      1.796
Number of Units Outstanding at End
  of Period (in thousands).........   41,890     64,567     95,203

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    4.389      3.731      2.387      4.093      3.479      3.339      2.954
  End of Period....................    4.154      4.389      3.731      2.387      4.093      3.479      3.339
Number of Units Outstanding at End
  of Period (in thousands).........    7,385      8,745     10,148     12,410     15,605     21,026     30,692

GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    4.334      3.527      2.695      4.356      4.284      3.767      3.566
  End of Period....................    3.989      4.334      3.527      2.695      4.356      4.284      3.767
Number of Units Outstanding at End
  of Period (in thousands).........    9,291     10,849     13,005     15,595     20,393     26,246     32,822

GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES).................
Unit Value:
  Beginning of Period..............    1.478      1.500      1.520      1.508      1.458      1.413      1.396
  End of Period....................    1.457      1.478      1.500      1.520      1.508      1.458      1.413
Number of Units Outstanding at End
  of Period (in thousands).........   18,260     21,625     22,501     31,904     33,323     38,290     48,947

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    2.158      1.982      1.363      2.383      2.198      2.044      1.931
  End of Period....................    2.066      2.158      1.982      1.363      2.383      2.198      2.044
Number of Units Outstanding at End
  of Period (in thousands).........   23,167     26,381     30,601     36,291     44,312     56,681     74,016

GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES).................
Unit Value:
  Beginning of Period..............    1.677      1.546      1.222      2.300      2.164      1.807      1.632
  End of Period....................    1.402      1.677      1.546      1.222      2.300      2.164      1.807
Number of Units Outstanding at End
  of Period (in thousands).........   16,723     18,878     21,903     26,553     33,576     43,581     67,004

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    2.527      1.835      2.375
  End of Period....................    2.954      2.527      1.835
Number of Units Outstanding at End
  of Period (in thousands).........   40,196     47,472     63,322
GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.032      2.223      2.695
  End of Period....................    3.566      3.032      2.223
Number of Units Outstanding at End
  of Period (in thousands).........   43,892     62,834     73,932
GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES).................
Unit Value:
  Beginning of Period..............    1.403      1.413      1.410
  End of Period....................    1.396      1.403      1.413
Number of Units Outstanding at End
  of Period (in thousands).........   61,685     99,148    184,907
GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.824      1.466      2.054
  End of Period....................    1.931      1.824      1.466
Number of Units Outstanding at End
  of Period (in thousands).........  100,514    135,926     97,683
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES).................
Unit Value:
  Beginning of Period..............    1.446      1.149      1.445
  End of Period....................    1.632      1.446      1.149
Number of Units Outstanding at End
  of Period (in thousands).........   89,898    123,218    137,904

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES).....
Unit Value:
  Beginning of Period..............    2.432      2.192      1.840      2.969      3.066      2.761      2.643
  End of Period....................    2.490      2.432      2.192      1.840      2.969      3.066      2.761
Number of Units Outstanding at End
  of Period (in thousands).........   16,435     19,032     21,814     25,317     31,767     40,398     49,770

AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006, WHICH WAS
  RENAMED THE INVESCO V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON APRIL 30, 2010, WHICH
  THEN MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES II SHARES) ON EFFECTIVE
  APRIL 30, 2012, WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES) ON APRIL 30,
  2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.724      0.695
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.724
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     23,935

AIM V.I. CORE STOCK FUND (SERIES I
  SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.700      0.672
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.700
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     16,096

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES).....
Unit Value:
  Beginning of Period..............    2.429      1.930      2.559
  End of Period....................    2.643      2.429      1.930
Number of Units Outstanding at End
  of Period (in thousands).........   66,133     89,100    112,605
AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006, WHICH WAS
  RENAMED THE INVESCO V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON APRIL 30, 2010, WHICH
  THEN MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES II SHARES) ON EFFECTIVE
  APRIL 30, 2012, WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES) ON APRIL 30,
  2012)
Unit Value:
  Beginning of Period..............    0.631      0.505      0.663
  End of Period....................    0.695      0.631      0.505
Number of Units Outstanding at End
  of Period (in thousands).........   33,515     45,341     64,998
AIM V.I. CORE STOCK FUND (SERIES I
  SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.645      0.523      0.761
  End of Period....................    0.672      0.645      0.523
Number of Units Outstanding at End
  of Period (in thousands).........   23,037     31,971     44,244

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
  (EFFECTIVE JUNE 12, 2006, THIS
  FUND MERGED INTO THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES), WHICH WAS THEN RENAMED
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010, WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 29,
  2011, WHICH WAS THEN RENAMED THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON APRIL 30, 2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.811      0.795
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.811
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A      4,592

AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.700      0.672
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.700
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     16,096

AIT CORE EQUITY FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE(SMA) U.S. EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRUCTURED U.S. EQUITY FUND
  (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      2.761      2.643
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      2.761
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     49,040

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
  (EFFECTIVE JUNE 12, 2006, THIS
  FUND MERGED INTO THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES), WHICH WAS THEN RENAMED
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010, WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 29,
  2011, WHICH WAS THEN RENAMED THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON APRIL 30, 2012)
Unit Value:
  Beginning of Period..............    0.771      0.625      0.859
  End of Period....................    0.795      0.771      0.625
Number of Units Outstanding at End
  of Period (in thousands).........    5,239      5,538      6,053
AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.645      0.523      0.761
  End of Period....................    0.672      0.645      0.523
Number of Units Outstanding at End
  of Period (in thousands).........   23,037     31,971     44,244
AIT CORE EQUITY FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE(SMA) U.S. EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRUCTURED U.S. EQUITY FUND
  (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............    2.429      1.930      2.559
  End of Period....................    2.643      2.429      1.930
Number of Units Outstanding at End
  of Period (in thousands).........   66,133     89,100    112,605

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
AIT EQUITY INDEX FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      3.253      3.162
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      3.253
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     66,358

AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.813      1.811
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.813
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     31,920

AIT MONEY MARKET FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.413      1.396
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.413
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     48,947

AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIT EQUITY INDEX FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    2.908      2.309      3.012
  End of Period....................    3.162      2.908      2.309
Number of Units Outstanding at End
  of Period (in thousands).........   86,857    112,918     97,085
AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.800      1.796      1.668
  End of Period....................    1.811      1.800      1.796
Number of Units Outstanding at End
  of Period (in thousands).........   41,890     64,567     95,203
AIT MONEY MARKET FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.403      1.413      1.410
  End of Period....................    1.396      1.403      1.413
Number of Units Outstanding at End
  of Period (in thousands).........   61,685     99,148    184,907
AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      1.382      1.972
  End of Period....................      N/A        N/A      1.382
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     96,270

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      3.339      2.954
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      3.339
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     30,692

AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2003, THIS
  FUND WAS MERGED INTO THE AIT
  SELECT INTERNATIONAL EQUITY
  (SERVICE SHARES), WHICH WAS THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006, WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON APRIL 30,
  2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CAPITAL GROWTH FUND
  (SERVICE SHARES), WHICH WAS THEN
  RENAMED THE THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      2.044      1.931
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      2.044
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     74,016

AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 25, 2003, THIS
  FUND MERGED INTO THE AIT EQUITY
  INDEX FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    2.527      1.835      2.375
  End of Period....................    2.954      2.527      1.835
Number of Units Outstanding at End
  of Period (in thousands).........   40,196     47,472     63,322
AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2003, THIS
  FUND WAS MERGED INTO THE AIT
  SELECT INTERNATIONAL EQUITY
  (SERVICE SHARES), WHICH WAS THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006, WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON APRIL 30,
  2007)
Unit Value:
  Beginning of Period..............      N/A      0.586      0.666
  End of Period....................      N/A        N/A      0.586
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     20,284
AIT SELECT GROWTH FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CAPITAL GROWTH FUND
  (SERVICE SHARES), WHICH WAS THEN
  RENAMED THE THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    1.824      1.466      2.054
  End of Period....................    1.931      1.824      1.466
Number of Units Outstanding at End
  of Period (in thousands).........  100,514    135,926     97,683
AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 25, 2003, THIS
  FUND MERGED INTO THE AIT EQUITY
  INDEX FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006))
Unit Value:
  Beginning of Period..............      N/A      1.491      2.026
  End of Period....................      N/A        N/A      1.491
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     80,229

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.807      1.632
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.807
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     67,004

AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      2.051      2.044
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      2.051
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     53,146

AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 22, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES), WHICH THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............    1.446      1.149      1.445
  End of Period....................    1.632      1.446      1.149
Number of Units Outstanding at End
  of Period (in thousands).........   89,898    123,218    137,904
AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.995      1.959      1.838
  End of Period....................    2.044      1.995      1.959
Number of Units Outstanding at End
  of Period (in thousands).........   69,962     96,291    102,999
AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      0.255      0.483
  End of Period....................      N/A        N/A      0.255
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      8,439
AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 22, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES), WHICH THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A      1.111      1.035
  End of Period....................      N/A        N/A      1.111
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     41,199

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      3.566
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      3.767
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     32,822

ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.076      0.968      0.816      1.396      1.351      1.172      1.137
  End of Period....................    1.124      1.076      0.968      0.816      1.396      1.351      1.172
Number of Units Outstanding at End
  of Period (in thousands).........   12,978     16,216     19,640     24,100     32,141     42,209     48,414

ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.769      1.418      1.009      1.593      1.592      1.415      1.346
  End of Period....................    1.593      1.769      1.418      1.009      1.593      1.592      1.415
Number of Units Outstanding at End
  of Period (in thousands).........    3,196      3,514      4,131      4,626      5,674      6,563      6,354

ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.061      0.966      0.810      1.393      1.475      1.237      1.190
  End of Period....................    1.006      1.061      0.966      0.810      1.393      1.475      1.237
Number of Units Outstanding at End
  of Period (in thousands).........    1,159      1,334      1,597      1,867      2,492      3,145      4,468

DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..............    2.921      2.672      2.013      3.547      3.420      2.808      2.524
  End of Period....................    2.463      2.921      2.672      2.013      3.547      3.420      2.808
Number of Units Outstanding at End
  of Period (in thousands).........    5,857      6,574      7,713      9,295     11,983     15,137     18,929

DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
  (EFFECTIVE MARCH 22, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES (SERVICE CLASS))
Unit Value:
  Beginning of Period..............    1.152      0.859      0.601      1.029      0.926      0.886      0.809
  End of Period....................    1.225      1.152      0.859      0.601      1.029      0.926      0.886
Number of Units Outstanding at End
  of Period (in thousands).........    2,636      2,809      3,101      3,411      4,013      5,306      7,033

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    3.032      2.223      2.695
  End of Period....................    3.566      3.032      2.223
Number of Units Outstanding at End
  of Period (in thousands).........   43,892     62,834     73,932
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.037      0.796      1.039
  End of Period....................    1.137      1.037      0.796
Number of Units Outstanding at End
  of Period (in thousands).........   65,504     85,680    111,809
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.147      0.826      1.000
  End of Period....................    1.346      1.147      0.826
Number of Units Outstanding at End
  of Period (in thousands).........    7,193      7,124      8,092
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.065      0.841      1.000
  End of Period....................    1.190      1.065      0.841
Number of Units Outstanding at End
  of Period (in thousands).........    4,632      5,041      5,960
DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..............    2.103      1.488      1.685
  End of Period....................    2.524      2.103      1.488
Number of Units Outstanding at End
  of Period (in thousands).........   22,097     28,413     35,925
DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
  (EFFECTIVE MARCH 22, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES (SERVICE CLASS))
Unit Value:
  Beginning of Period..............    0.732      0.527      0.714
  End of Period....................    0.809      0.732      0.527
Number of Units Outstanding at End
  of Period (in thousands).........    9,689     13,379     18,371

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
DWS CAPITAL GROWTH VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.470        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    5,561        N/A        N/A        N/A        N/A        N/A        N/A

DWS LARGE CAP VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.111        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      849        N/A        N/A        N/A        N/A        N/A        N/A

DWS STRATEGIC VALUE VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS LARGE
  CAP VALUE VIP (CLASS A))
Unit Value:
  Beginning of Period..............    1.123      1.013      0.820      1.541      1.593      1.412      1.433
  End of Period....................      N/A      1.123      1.013      0.820      1.541      1.593      1.412
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      1,036      1,191      1,415      1,861      2,631      4,114

DWS TECHNOLOGY VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS CAPITAL
  GROWTH VIP (CLASS A))
Unit Value:
  Beginning of Period..............    0.500      0.427      0.270      0.510      0.453      0.456      0.446
  End of Period....................      N/A      0.500      0.427      0.270      0.510      0.453      0.456
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      6,419      7,333      8,137     10,107     14,478     19,054

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
DWS CAPITAL GROWTH VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
DWS LARGE CAP VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
DWS STRATEGIC VALUE VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS LARGE
  CAP VALUE VIP (CLASS A))
Unit Value:
  Beginning of Period..............    1.299      1.028      1.141
  End of Period....................    1.433      1.299      1.028
Number of Units Outstanding at End
  of Period (in thousands).........    5,807      7,711      9,276
DWS TECHNOLOGY VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS CAPITAL
  GROWTH VIP (CLASS A))
Unit Value:
  Beginning of Period..............    0.444      0.307      0.484
  End of Period....................    0.446      0.444      0.307
Number of Units Outstanding at End
  of Period (in thousands).........   29,415     36,309     46,709

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
EATON VANCE VT FLOATING-RATE INCOME
  FUND
  (EFFECTIVE NOVEMBER 10, 2010,
  THIS FUND IS CLOSED TO NEW
  INVESTMENTS)
Unit Value:
  Beginning of Period..............    1.194      1.110      0.780      1.087      1.085      1.044      1.020
  End of Period....................    1.206      1.194      1.110      0.780      1.087      1.085      1.044
Number of Units Outstanding at End
  of Period (in thousands).........    4,154      3,744      3,475      2,972      4,733      6,715      6,972

FIDELITY VIP ASSET MANAGER(SMA)
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.271      2.017      1.585      2.257      1.982      1.874      1.828
  End of Period....................    2.181      2.271      2.017      1.585      2.257      1.982      1.874
Number of Units Outstanding at End
  of Period (in thousands).........    6,496      7,258      9,042      9,493     11,467     14,627     18,873

FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.532      1.329      0.996      1.763      1.525      1.389      1.208
  End of Period....................    1.468      1.532      1.329      0.996      1.763      1.525      1.389
Number of Units Outstanding at End
  of Period (in thousands).........   10,868     12,554     14,305     17,306     20,729     26,940     29,669

FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.831      3.376      2.631      4.656      4.653      3.928      3.765
  End of Period....................    3.813      3.831      3.376      2.631      4.656      4.653      3.928
Number of Units Outstanding at End
  of Period (in thousands).........   17,546     20,448     23,529     27,981     35,001     44,306     58,900

FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.516      2.873      2.272      4.365      3.488      3.313      3.177
  End of Period....................    3.472      3.516      2.873      2.272      4.365      3.488      3.313
Number of Units Outstanding at End
  of Period (in thousands).........   16,077     18,482     21,886     25,449     30,358     39,741     55,169

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
EATON VANCE VT FLOATING-RATE INCOME
  FUND
  (EFFECTIVE NOVEMBER 10, 2010,
  THIS FUND IS CLOSED TO NEW
  INVESTMENTS)
Unit Value:
  Beginning of Period..............    1.006      0.992      1.003
  End of Period....................    1.020      1.006      0.992
Number of Units Outstanding at End
  of Period (in thousands).........    8,142      6,745      6,606
FIDELITY VIP ASSET MANAGER(SMA)
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.759      1.513      1.682
  End of Period....................    1.828      1.759      1.513
Number of Units Outstanding at End
  of Period (in thousands).........   25,020     30,953     39,943
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.064      0.843      0.946
  End of Period....................    1.208      1.064      0.843
Number of Units Outstanding at End
  of Period (in thousands).........   28,056     25,489     23,143
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.426      2.667      3.259
  End of Period....................    3.765      3.426      2.667
Number of Units Outstanding at End
  of Period (in thousands).........   77,753    103,116    129,891
FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.119      2.382      3.458
  End of Period....................    3.177      3.119      2.382
Number of Units Outstanding at End
  of Period (in thousands).........   74,506     95,952    118,860

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.796      0.654      0.456      1.032      0.852      0.823      0.768
  End of Period....................    0.800      0.796      0.654      0.456      1.032      0.852      0.823
Number of Units Outstanding at End
  of Period (in thousands).........    2,473      2,600      2,494      2,743      2,892      3,464      4,224

FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.771      2.470      1.741      2.355      2.325      2.121      2.096
  End of Period....................    2.841      2.771      2.470      1.741      2.355      2.325      2.121
Number of Units Outstanding at End
  of Period (in thousands).........    6,876      7,806      9,106     10,768     14,775     18,468     23,701

FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    2.182      1.722      1.251      2.101      1.849      1.669      1.435
  End of Period....................    1.917      2.182      1.722      1.251      2.101      1.849      1.669
Number of Units Outstanding at End
  of Period (in thousands).........    3,236      3,972      4,597      6,243      7,819     12,512     14,845
FIDELITY VIP OVERSEAS PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.386      2.140      1.716      3.099      2.680      2.303      1.963
  End of Period....................    1.947      2.386      2.140      1.716      3.099      2.680      2.303
Number of Units Outstanding at End
  of Period (in thousands).........    7,351      8,148      9,536     11,299     13,297     16,512     20,504

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.445      1.161      0.750      1.561      1.503      1.314      1.302
  End of Period....................    1.296      1.445      1.161      0.750      1.561      1.503      1.314
Number of Units Outstanding at End
  of Period (in thousands).........    1,235      1,469      2,056      1,887      2,502      2,937      4,078

FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.195      1.039      0.833      1.303      1.373      1.194      1.170
  End of Period....................    1.206      1.195      1.039      0.833      1.303      1.373      1.194
Number of Units Outstanding at End
  of Period (in thousands).........    1,687      1,402      1,480      1,881      3,026      3,394      4,736

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.729      0.572      0.744
  End of Period....................    0.768      0.729      0.572
Number of Units Outstanding at End
  of Period (in thousands).........    6,851      8,315      8,451
FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.940      1.547      1.518
  End of Period....................    2.096      1.940      1.547
Number of Units Outstanding at End
  of Period (in thousands).........   31,613     42,370     53,459
FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.168      0.857      1.000
  End of Period....................    1.435      1.168      0.857
Number of Units Outstanding at End
  of Period (in thousands).........   11,728      9,987      8,762
FIDELITY VIP OVERSEAS PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.753      1.241      1.579
  End of Period....................    1.963      1.753      1.241
Number of Units Outstanding at End
  of Period (in thousands).........   27,367     35,468     47,396
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.161      0.748      1.000
  End of Period....................    1.302      1.161      0.748
Number of Units Outstanding at End
  of Period (in thousands).........    5,714      6,841      2,668
FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.073      0.867      0.947
  End of Period....................    1.170      1.073      0.867
Number of Units Outstanding at End
  of Period (in thousands).........    6,197      6,133      6,131

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.127      1.025      0.801      1.242      1.186      1.086      1.090
  End of Period....................    1.094      1.127      1.025      0.801      1.242      1.186      1.086
Number of Units Outstanding at End
  of Period (in thousands).........      481        609        743      1,024      1,381      1,663      2,261

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.911      0.724      0.512      0.903      0.824      0.769      0.745
  End of Period....................    0.854      0.911      0.724      0.512      0.903      0.824      0.769
Number of Units Outstanding at End
  of Period (in thousands).........   10,923     13,175     15,939     19,624     25,735     39,206     45,151

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.264      1.154      0.929      1.498      1.469      1.259      1.156
  End of Period....................    1.233      1.264      1.154      0.929      1.498      1.469      1.259
Number of Units Outstanding at End
  of Period (in thousands).........    2,796      3,177      4,138      4,067      4,789      5,495      5,103

FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.496      1.401      1.037      1.765      1.551      1.296      1.194
  End of Period....................    1.318      1.496      1.401      1.037      1.765      1.551      1.296
Number of Units Outstanding at End
  of Period (in thousands).........    3,692      4,393      5,181      6,468      8,590     11,597     13,063
INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO VAN KAMPEN V.I. CAPITAL
  GROWTH FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.795        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........       20        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.025      0.819      1.000
  End of Period....................    1.090      1.025      0.819
Number of Units Outstanding at End
  of Period (in thousands).........    2,580      2,074      1,207
FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.678      0.501      0.713
  End of Period....................    0.745      0.678      0.501
Number of Units Outstanding at End
  of Period (in thousands).........   55,170     76,438     69,575
FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.041      0.844      1.000
  End of Period....................    1.156      1.041      0.844
Number of Units Outstanding at End
  of Period (in thousands).........    5,702      5,848      4,311
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.022      0.784      1.000
  End of Period....................    1.194      1.022      0.784
Number of Units Outstanding at End
  of Period (in thousands).........   17,180     24,466     19,374
INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO VAN KAMPEN V.I. CAPITAL
  GROWTH FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH THEN WAS
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.663      0.582      0.488      0.861      0.780      0.724      0.695
  End of Period....................    0.601      0.663      0.582      0.488      0.861      0.780      0.724
Number of Units Outstanding at End
  of Period (in thousands).........    6,180      7,226      8,576     10,126     12,899     16,500     23,935

INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.796      0.737      0.583      0.847      0.795      0.700      0.672
  End of Period....................    0.784      0.796      0.737      0.583      0.847      0.795      0.700
Number of Units Outstanding at End
  of Period (in thousands).........    4,867      5,585      7,125      8,835      9,093     11,112     16,096

INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    1.067      1.028      0.817      1.161      1.054      1.016      0.953
  End of Period....................    1.093      1.067      1.028      0.817      1.161      1.054      1.016
Number of Units Outstanding at End
  of Period (in thousands).........    2,583      3,052      3,481      4,470      5,729      7,843     10,501

INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.858      0.742      0.598      0.983      0.862      0.811      0.795
  End of Period....................      N/A      0.858      0.742      0.598      0.983      0.862      0.811
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      1,501      1,813      2,265      3,044      3,685      4,592

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH THEN WAS
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.631      0.505      0.663
  End of Period....................    0.695      0.631      0.505
Number of Units Outstanding at End
  of Period (in thousands).........   33,515     45,341     64,998
INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.645      0.523      0.761
  End of Period....................    0.672      0.645      0.523
Number of Units Outstanding at End
  of Period (in thousands).........   23,037     31,971     44,244
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.899      0.714      0.959
  End of Period....................    0.953      0.899      0.714
Number of Units Outstanding at End
  of Period (in thousands).........   14,795     18,782     23,378
INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.771      0.625      0.859
  End of Period....................    0.795      0.771      0.625
Number of Units Outstanding at End
  of Period (in thousands).........    5,239      5,538      6,053

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    1.282      1.098      0.784      1.506      1.382      1.206      1.120
  End of Period....................    1.170      1.282      1.098      0.784      1.506      1.382      1.206
Number of Units Outstanding at End
  of Period (in thousands).........      281        337        423        517        625        756        930

INVESCO VAN KAMPEN V.I. MID CAP
  GROWTH FUND (SERIES II SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND WAS NOT
  AVAILABLE UNDER THE CONTRACT
  UNTIL AFTER DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VAN KAMPEN V.I. VALUE
  OPPORTUNITIES FUND (SERIES II
  SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES))
Unit Value:
  Beginning of Period..............    0.914      0.867      0.595      1.256      1.258      1.130      1.088
  End of Period....................    0.870      0.914      0.867      0.595      1.256      1.258      1.130
Number of Units Outstanding at End
  of Period (in thousands).........    5,419      6,505      7,807      8,827     11,894     16,946     43,925

JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
  (LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      0.786      0.575      0.993      0.929      0.875      0.792
  End of Period....................      N/A        N/A      0.786      0.575      0.993      0.929      0.875
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      9,066     11,703     15,236     20,104     24,143

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.986      0.741      1.000
  End of Period....................    1.120      0.986      0.741
Number of Units Outstanding at End
  of Period (in thousands).........    1,348      1,884      3,831
INVESCO VAN KAMPEN V.I. MID CAP
  GROWTH FUND (SERIES II SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND WAS NOT
  AVAILABLE UNDER THE CONTRACT
  UNTIL AFTER DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO VAN KAMPEN V.I. VALUE
  OPPORTUNITIES FUND (SERIES II
  SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES))
Unit Value:
  Beginning of Period..............    0.996      0.758      1.000
  End of Period....................    1.088      0.996      0.758
Number of Units Outstanding at End
  of Period (in thousands).........   58,754     83,127     57,284
JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
  (LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.719      0.591      0.767
  End of Period....................    0.792      0.719      0.591
Number of Units Outstanding at End
  of Period (in thousands).........   28,738     35,925     50,358

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.691      0.614      0.458      0.772      0.929      0.623      0.608
  End of Period....................    0.643      0.691      0.614      0.458      0.772      0.929      0.623
Number of Units Outstanding at End
  of Period (in thousands).........    7,922      9,340     10,596     13,232     16,567     20,104     29,575

MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.004      0.789      0.567      1.188      1.101      1.092      1.077
  End of Period....................    0.929      1.004      0.789      0.567      1.188      1.101      1.092
Number of Units Outstanding at End
  of Period (in thousands).........      612        740        732        968      1,315      1,938      3,638

MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.530      1.142      0.711      1.194      1.184      1.064      1.028
  End of Period....................    1.350      1.530      1.142      0.711      1.194      1.184      1.064
Number of Units Outstanding at End
  of Period (in thousands).........    1,987      2,085      1,848      1,703      1,453      1,689      1,933

MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.255      1.161      1.001      1.308      1.277      1.161      1.148
  End of Period....................    1.256      1.255      1.161      1.001      1.308      1.277      1.161
Number of Units Outstanding at End
  of Period (in thousands).........    4,073      4,639      5,060      4,968      6,496      8,343     12,045

MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    2.393      2.140      1.634      2.666      2.121      1.643      1.430
  End of Period....................    2.512      2.393      2.140      1.634      2.666      2.121      1.643
Number of Units Outstanding at End
  of Period (in thousands).........    1,281      1,427      1,598      2,600      3,043      3,173      3,396

OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.004      0.904      0.754      1.357      1.331      1.218      1.192
  End of Period....................    0.993      1.004      0.904      0.754      1.357      1.331      1.218
Number of Units Outstanding at End
  of Period (in thousands).........    1,692      1,753      1,978      1,469      2,111      2,466      3,166

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.592      0.457      0.633
  End of Period....................    0.608      0.592      0.457
Number of Units Outstanding at End
  of Period (in thousands).........   41,458     55,756     86,729
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.956      0.710      1.000
  End of Period....................    1.077      0.956      0.710
Number of Units Outstanding at End
  of Period (in thousands).........    5,322      6,591      3,341
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.982      0.747      1.000
  End of Period....................    1.028      0.982      0.747
Number of Units Outstanding at End
  of Period (in thousands).........    2,682      3,162      4,210
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.049      0.918      1.000
  End of Period....................    1.148      1.049      0.918
Number of Units Outstanding at End
  of Period (in thousands).........   13,135     13,765      9,555
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.118      0.837      1.000
  End of Period....................    1.430      1.118      0.837
Number of Units Outstanding at End
  of Period (in thousands).........    1,985      1,385        111
OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.102      0.897      1.000
  End of Period....................    1.192      1.102      0.897
Number of Units Outstanding at End
  of Period (in thousands).........    3,287      3,284      1,452

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.070      0.994      0.700      1.307      1.165      1.098      1.062
  End of Period....................    1.040      1.070      0.994      0.700      1.307      1.165      1.098
Number of Units Outstanding at End
  of Period (in thousands).........    1,578      1,919      2,468      3,769      3,699      5,135      7,117

OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.589      1.393      1.015      1.725      1.650      1.427      1.269
  End of Period....................    1.432      1.589      1.393      1.015      1.725      1.650      1.427
Number of Units Outstanding at End
  of Period (in thousands).........    2,556      3,136      3,772      3,949      5,781      7,116      8,504

OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.388      0.344      0.277      1.313      1.338      1.243      1.237
  End of Period....................    0.373      0.388      0.344      0.277      1.313      1.338      1.243
Number of Units Outstanding at End
  of Period (in thousands).........    3,616      4,601      4,740      4,093      4,343      5,449      8,482

OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.136      0.995      0.789      1.305      1.271      1.124      1.078
  End of Period....................    1.116      1.136      0.995      0.789      1.305      1.271      1.124
Number of Units Outstanding at End
  of Period (in thousands).........      738        893      1,077      1,336      1,853      2,400      2,754

PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.498      2.193      1.279      3.112      2.216      1.660      1.224
  End of Period....................    1.880      2.498      2.193      1.279      3.112      2.216      1.660
Number of Units Outstanding at End
  of Period (in thousands).........    4,677      5,233      5,782      6,357      7,420      9,249     13,222

PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.303      1.818      1.402      2.308      2.895      2.153      1.902
  End of Period....................    2.491      2.303      1.818      1.402      2.308      2.895      2.153
Number of Units Outstanding at End
  of Period (in thousands).........    2,632      3,004      3,249      3,753      4,683      6,063      7,306

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.011      0.785      1.000
  End of Period....................    1.062      1.011      0.785
Number of Units Outstanding at End
  of Period (in thousands).........    9,180      9,294      6,290
OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.084      0.770      1.000
  End of Period....................    1.269      1.084      0.770
Number of Units Outstanding at End
  of Period (in thousands).........    8,861      7,989      7,708
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.154      0.946      1.000
  End of Period....................    1.237      1.154      0.946
Number of Units Outstanding at End
  of Period (in thousands).........   10,324     12,863      8,927
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.003      0.805      1.000
  End of Period....................    1.078      1.003      0.805
Number of Units Outstanding at End
  of Period (in thousands).........    3,313      3,517      3,512
PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.047      0.673      0.692
  End of Period....................    1.224      1.047      0.673
Number of Units Outstanding at End
  of Period (in thousands).........   15,009     20,713     10,104
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.425      1.076      1.067
  End of Period....................    1.902      1.425      1.076
Number of Units Outstanding at End
  of Period (in thousands).........    9,176      8,866     11,154

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
  (EFFECTIVE FEBRUARY 3, 2006, THIS
  FUND MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP
  (CLASS A), WHICH WAS THEN MERGED
  INTO THE DWS DREMAN HIGH RETURN
  EQUITY VIP (CLASS A) ON
  SEPTEMBER 15, 2006, LATER RENAMED
  THE DWS STRATEGIC VALUE VIP
  (CLASS A) ON JUNE 1, 2009 AND
  FURTHER RENAMED THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.433
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.693      1.501      0.999      1.977      1.774      1.512      1.322
  End of Period....................    1.454      1.693      1.501      0.999      1.977      1.774      1.512
Number of Units Outstanding at End
  of Period (in thousands).........   10,114     11,311     13,214     15,387     18,966     25,058     26,725

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
  (EFFECTIVE FEBRUARY 3, 2006, THIS
  FUND MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP
  (CLASS A), WHICH WAS THEN MERGED
  INTO THE DWS DREMAN HIGH RETURN
  EQUITY VIP (CLASS A) ON
  SEPTEMBER 15, 2006, LATER RENAMED
  THE DWS STRATEGIC VALUE VIP
  (CLASS A) ON JUNE 1, 2009 AND
  FURTHER RENAMED THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............    1.299      1.028      1.141
  End of Period....................    1.433      1.299      1.028
Number of Units Outstanding at End
  of Period (in thousands).........    5,807      7,711      9,276
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.179      0.917      1.138
  End of Period....................    1.322      1.179      0.917
Number of Units Outstanding at End
  of Period (in thousands).........   36,671     49,874     81,388

                                   APPENDIX C
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
                  COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

2. The stepped-up death benefit under A3018-91 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

3.  Under A3018-91, the Free Withdrawal Amount is equal to the greater of
    (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

4. Because of the differences in the amount of the Free Withdrawal (see 3. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                              --------   --------   --------   --------
Fund with the maximum total operating
  expenses..................................   $1,070     $1,693     $2,249     $3,747

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               --------   --------   --------   --------
Fund with the minimum total operating
  expenses...................................    $923      $1253      $1,521     $2,327

                                   APPENDIX D

               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

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D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2012. After 2012, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2012 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

       JOINT RETURNS:  $92,000 - $112,000

       SINGLE TAXPAYERS:  $58,000 - $68,000

The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $173,000 and $183,000. These amounts may be indexed for cost of living increases in future years.

To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

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IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible employer contribution for a SEP IRA is the lesser of $50,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

3. If a SEP IRA allows non-SEP contributions, an employee can make tax deductible contributions up to the maximum IRA limit (generally $5,000 or $6,000, depending upon age).

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2012 or $14,000 if you are over age 50. After 2012, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $250,000 of compensation in 2012, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

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4.  You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

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J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. If you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $173,000 of modified adjusted gross income and no contributions are allowed above $183,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $110,000 of and no contributions are permitted above $125,000. These amounts may be indexed for cost of living increases in future years.

A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1.  To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

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O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.45%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year, if Accumulated Value is less than $50,000.

3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS." for Separate Account Contract Value.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity's Advantage variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") in all jurisdictions except Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

A Statement of Additional Information ("SAI") dated April 30, 2012 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Global Markets Navigator Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
Invesco Van Kampen V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Value Opportunities Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DELAWARE VIP TRUST

Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)

Delaware VIP Smid Cap Growth Series

DWS VARIABLE SERIES I (CLASS A)

DWS Capital Growth VIP

DWS VARIABLE SERIES II

DWS Large Cap Value VIP

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                              DATED APRIL 30, 2012

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)

MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Stock Portfolio

Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Accounts that invests in the underlying fund listed below.

EATON VANCE VARIABLE TRUST

Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................           5
SUMMARY OF FEES AND EXPENSES................................           7
SUMMARY OF CONTRACT FEATURES................................          11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING FUNDS..........................................          16
INVESTMENT OBJECTIVES AND POLICIES..........................          18
PERFORMANCE INFORMATION.....................................          23
DESCRIPTION OF THE CONTRACT.................................          25
  DISRUPTIVE TRADING........................................          25
  PAYMENTS..................................................          26
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............          27
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................          27
  TELEPHONE TRANSACTIONS PRIVILEGE..........................          28
  TRANSFER PRIVILEGE........................................          28
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................          29
  SURRENDER.................................................          29
  WITHDRAWALS...............................................          30
  DEATH BENEFIT.............................................          31
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................          33
  OPTIONAL ENHANCED EARNINGS RIDER..........................          33
  ASSIGNMENT................................................          36
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........          36
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............          37
  ANNUITY BENEFIT PAYMENTS..................................          38
  NORRIS DECISION...........................................          39
  COMPUTATION OF VALUES.....................................          40
CHARGES AND DEDUCTIONS......................................          41
  VARIABLE ACCOUNT DEDUCTIONS...............................          41
  CONTRACT FEE..............................................          42
  OPTIONAL RIDER CHARGES....................................          42
  PREMIUM TAXES.............................................          42
  SURRENDER CHARGE..........................................          43
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
    CREDITED................................................          44
  TRANSFER CHARGE...........................................          46
GUARANTEE PERIOD ACCOUNTS...................................          47
FEDERAL TAX CONSIDERATIONS..................................          50
STATEMENTS AND REPORTS......................................          59
LOANS (QUALIFIED CONTRACTS ONLY)............................          59
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........          60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................          61
VOTING RIGHTS...............................................          61
DISTRIBUTION................................................          61
LEGAL MATTERS...............................................          62
FURTHER INFORMATION.........................................          62
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT........         A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE
  ADJUSTMENT................................................         B-1
APPENDIX C--THE DEATH BENEFIT...............................         C-1
APPENDIX D--CONDENSED FINANCIAL INFORMATION.................         D-1
APPENDIX E--IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT.................................................         E-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................           3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
  COMPANY...................................................           4
SERVICES....................................................           4
UNDERWRITERS................................................           5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................           5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................           6
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
  (M-GAP) RIDER.............................................           7
PERFORMANCE INFORMATION.....................................           8
FINANCIAL STATEMENTS........................................         F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's
90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE: se(2) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                              MAXIMUM
                                                               CHARGE
                                                              --------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn).....................    8.0%

TRANSFER CHARGE:............................................  None(2)

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
Less than 2.................................................    8.0%
Less than 3.................................................    7.0%
Less than 4.................................................    6.0%
Less than 5.................................................    5.0%
Less than 6.................................................    4.0%
Less than 7.................................................    3.0%
Less than 8.................................................    2.0%
Less than 9.................................................    1.0%
Thereafter..................................................      0%

       (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE:(1).....................................    $ 30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES
(on an annual basis as percentage of average daily net
assets)
    Mortality and Expense Risk Charge:......................    1.25%
    Administrative Expense Charge:..........................    0.20%
                                                                ----
    Total Annual Expenses:..................................    1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:...................................
    Enhanced Earnings Rider.................................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period(2).....................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period(2).................    0.15%

       -------------------------------

       (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

       (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.

The table below shows the minimum and maximum expenses of the Funds during 2011. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.

TOTAL ANNUAL FUND OPERATING EXPENSES             MINIMUM                        MAXIMUM
------------------------------------  -----------------------------  -----------------------------
Expenses that are deducted from         Annual charge of 0.50% of      Annual charge of 1.72% of
Underlying Fund assets, including       average daily net assets       average daily net assets
management fees, distribution and/or
service (12b-1) fees and other
expenses. ......................

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2011, the lowest and highest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, are 0.30% (the expense reductions and waivers may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval but remain in effect until April 27, 2013 and prior to such date may not terminate without the approval of the trustees) and 1.72% (there is no expense reduction or waiver in place), respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example also assumes that you have chosen the combination of optional riders with the maximum possible charges, which are the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,104     $1,792     $2,400     $3,967

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $374      $1,138     $1,920     $3,967

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $945      $1,316     $1,578     $2,327

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $203       $627      $1,078     $2,327

                          SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

WHAT IS THE COMMONWEALTH ANNUITY ADVANTAGE VARIABLE ANNUITY?

The Commonwealth Annuity Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase; and

    - Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

    - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in

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certain states; see the "Right to Examine" provision on the cover of your
Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Commonwealth Annuity are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE VARIABLE ACCOUNT. The Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND--seeks to achieve investment results that approximate the performance of the GS Global Markets Index(TM).

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND*--seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--seeks long-term growth of capital and dividend income.

------------------------

* PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)

ADVISER: INVESCO ADVISORS, INC.

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--The Fund's investment objective is to seek capital growth. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investment objective by investing at least 80% of the Funds net assets (plus any borrowing for investment purposes) in a portfolio of U.S. companies that are considered by the Adviser to have strong earnings growth. This fund was formerly known as Invesco V.I. Van Kampen Capital Growth Fund.

INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)

ADVISER: INVESCO ADVISORS, INC.

INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--The Fund's investment objective is to seek capital growth. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks andother equity securities of medium-size company.

INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--The Fund's investment objective is long-term growth of capital. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc., seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum. This fund was formerly known as Invesco V.I. Basic Value Fund.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside of the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a

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stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation. The Series invests primarily in common stocks of growth-oriented companies that the investment manager believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. The Series' investment manager particularly seeks small- to mid-sized companies. For purposes of the Series, the investment manager will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index.

DWS VARIABLE SERIES I

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500-Registered Trademark- Index (generally 500 of the largest companies in the U.S.) or the Russell 1000-Registered Trademark- Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000-Registered Trademark- Value Index and that portfolio management believes are undervalued.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity Investments Money Management, Inc., FMR Co., Inc., and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500-Registered Trademark- Index. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks a high level of current income, while also considering growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

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FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital.
FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--The fund seeks to provide capital growth. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.

FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital.
FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.-- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND,
                            FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND,
AND
                            FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the Fund invests predominantly in equity securities, including securities convertible into common stock.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)

ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

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MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA--seeks a high total investment return, which includes current income and capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA--seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA--seeks a high level of current income from investment in high-yield, fixed-income debt securities.

OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks high total return.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--Long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE ASSOCIATES, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-advisers are T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.

                                     * * *

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

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                          DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective

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or policies, or would otherwise potentially be adversely affected. If an
Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

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    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs VIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office at Service Office, se2, an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

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TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

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AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Goldman Sachs VIT Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

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Any amount surrendered is normally payable within seven days following the
Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, HTTPS://CWANNUITY.SE2.COM.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated

                                       30
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Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 17 years, but a person who attains age 87 has a life expectancy of another
6.7 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

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DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE.  At the death of the Annuitant
(including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b) gross payments compounded daily at the effective annual yield of 5%

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

                                       32
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If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

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Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X
    (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract =
    (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
    (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
    (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provide that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's
90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund and the Goldman Sachs VIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

    1. Optional Minimum Guaranteed Annuity Payout Rider
       (M-GAP) with a ten-year waiting period:                  0.25%

    2. Optional Minimum Guaranteed Annuity Payout Rider
       (M-GAP) with a fifteen-year waiting period:              0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                                                         CHARGE AS PERCENTAGE OF
COMPLETE YEARS FROM DATE OF PAYMENT                      NEW PAYMENTS WITHDRAWN
-----------------------------------                      -----------------------
Less than 2............................................             8%
Less than 3............................................             7%
Less than 4............................................             6%
Less than 5............................................             5%
Less than 6............................................             4%
Less than 7............................................             3%
Less than 8............................................             2%
Less than 9............................................             1%
Thereafter.............................................             0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4) other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1) any employee and director of the Company;

(2) any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) and
    (2) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
               Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
               Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](n/365)-1

    where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

          j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

          n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period;

and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

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5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2,

    - received due to your disability,

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply

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only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2,

    - received after your death or because of your disability, or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions

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must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible,

    - "qualified distributions" from a Roth IRA are excludable from income,

    - mandatory distribution rules do not apply before death,

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

    - special eligibility requirements apply, and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

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CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover"

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and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

2. GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

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The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

3. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

4. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

5. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

6. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

7. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

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                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your 403(b) or qualified plan.

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               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Variable Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

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                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions not to exceed 6.0% of payments to registered representatives who sold the contracts. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

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                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

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                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT. Transfers to or from the Fixed Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                                                               WITHDRAWAL
                                               HYPOTHETICAL      WITHOUT      SURRENDER
                                               ACCUMULATED      SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                                     VALUE       CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                                  ------------   -------------   ----------   ---------
 1...........................................  $ 54,000.00     $ 5,400.00         8%       $3,888.00
 2...........................................    58,320.00       8,320.00         8%        4,000.00
 3...........................................    62,985.60      12,985.60         7%        3,500.00
 4...........................................    68,024.45      18,024.45         6%        3,000.00
 5...........................................    73,466.40      23,466.40         5%        2,500.00
 6...........................................    79,343.72      29,343.72         4%        2,000.00
 7...........................................    85,691.21      35,691.21         3%        1,500.00
 8...........................................    92,546.51      42,546.51         2%        1,000.00
 9...........................................    99,950.23      49,950.23         1%          500.00
10...........................................   107,946.25      57,946.25         0%            0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                                                    WITHDRAWAL
                                      HYPOTHETICAL                    WITHOUT      SURRENDER
                                      ACCUMULATED                    SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                            VALUE       WITHDRAWALS   CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                         ------------   -----------   -------------   ----------   ---------
 1..................................   $54,000.00    $     0.00     $ 5,400.00         8%        $  0.00
 2..................................    58,320.00          0.00       8,320.00         8%           0.00
 3..................................    62,985.60          0.00      12,985.60         7%           0.00
 4..................................    68,024.45     30,000.00      18,024.45         6%         718.53
 5..................................    41,066.40     10,000.00       4,106.68         5%         294.67
 6..................................    33,551.72      5,000.00       3,355.17         4%          65.79
 7..................................    30,835.85     10,000.00       3,083.59         3%         207.49
 8..................................    22,502.72     15,000.00       2,250.27         2%         254.99
 9..................................     8,102.94          0.00         810.29         1%           0.00
10..................................     8,751.17          0.00       1,248.45         0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365)- 1

For purposes of the examples below:

    i = the guaranteed interest rate being credited to the guarantee period.

    j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

    n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.11)](2555/365)- 1

                                          =       (.97297)(7)- 1

                                          =       -.17452

The Market Value Adjustment               =       Maximum of the market value factor multiplied by
                                                  the withdrawal or the negative of the excess
                                                  interest earned over 3%

                                          =       Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                          =       Maximum (-$10,992.38 or -$8,349.25) =
                                                  -$8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.10)](2555/365)- 1

                                          =       (.98182)(7)- 1

                                          =       -.12054

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       -.12054 X $62,985.60

                                          =       -$7,592.11

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.05)](2555/365)- 1

                                          =       (1.02857)(7)- 1

                                          =       .21798

The Market Value Adjustment               =       Minimum of the market value factor multiplied by
                                                  the withdrawal or the excess interest earned
                                                  over 3%

                                          =       Minimum of (.21798 X $62,985.60 or $8,349.25)

                                          =       Minimum of ($13,729.78 or $8,349.25)

                                          =       $8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.07)](2555/365)- 1

                                          =       (1.00935)(7)- 1

                                          =       .06728

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       .06728 X $62,985.60

                                          =       $4,237.90

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                         WITHDRAWAL
                          HYPOTHETICAL     MARKET                                               HYPOTHETICAL
                          ACCUMULATED      VALUE         DEATH         DEATH         DEATH         DEATH
CONTRACT YEAR                VALUE       ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
-------------             ------------   ----------   -----------   -----------   -----------   ------------
 1......................   $53,000.00     $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2......................    53,530.00      500.00      54,030.00     55,125.00     53,000.00      55,125.00
 3......................    58,883.00        0.00      58,883.00     57,881.25     55,125.00      58,883.00
 4......................    52,994.70      500.00      53,494.70     60,775.31     58,883.00      60,775.31
 5......................    58,294.17        0.00      58,294.17     63,814.08     60,775.31      63,814.08
 6......................    64,123.59      500.00      64,623.59     67,004.78     63,814.08      67,004.78
 7......................    70,535.95        0.00      70,535.95     70,355.02     67,004.78      70,535.95
 8......................    77,589.54      500.00      78,089.54     73,872.77     70,535.95      78,089.54
 9......................    85,348.49        0.00      85,348.49     77,566.41     78,089.54      85,348.49
10......................    93,883.34        0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                    WITHDRAWAL
                       HYPOTHETICAL                   MARKET                                               HYPOTHETICAL
                       ACCUMULATED                    VALUE         DEATH         DEATH         DEATH         DEATH
YEAR                      VALUE       WITHDRAWALS   ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
----                   ------------   -----------   ----------   -----------   -----------   -----------   ------------
 1...................   $53,000.00    $     0.00     $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2...................    53,530.00          0.00      500.00      54,030.00     55,125.00     53,000.00      55,125.00
 3...................     3,883.00     50,000.00        0.00       3,883.00      4,171.13      3,972.50       4,171.13
 4...................     3,494.70          0.00      500.00       3,994.70      4,379.68      4,171.13       4,379.68
 5...................     3,844.17          0.00        0.00       3,844.17      4,598.67      4,379.68       4,598.67
 6...................     4,228.59          0.00      500.00       4,728.59      4,828.60      4,598.67       4,828.60
 7...................     4,651.45          0.00        0.00       4,651.45      5,070.03      4,828.60       5,070.03
 8...................     5,116.59          0.00      500.00       5,616.59      5,323.53      5,070.03       5,616.59
 9...................     5,628.25          0.00        0.00       5,628.25      5,589.71      5,616.59       5,628.25
10...................       691.07      5,000.00        0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                                          HYPOTHETICAL
                                                           HYPOTHETICAL      MARKET
                                                           ACCUMULATED       VALUE       HYPOTHETICAL
YEAR                                                          VALUE        ADJUSTMENT    DEATH BENEFIT
----                                                       ------------   ------------   -------------
 1.......................................................   $53,000.00      $  0.00       $53,000.00
 2.......................................................    53,530.00       500.00        54,030.00
 3.......................................................    58,883.00         0.00        58,883.00
 4.......................................................    52,994.70       500.00        53,494.70
 5.......................................................    58,294.17         0.00        58,294.17
 6.......................................................    64,123.59       500.00        64,623.59
 7.......................................................    70,535.95         0.00        70,535.95
 8.......................................................    77,589.54       500.00        78,089.54
 9.......................................................    85,348.49         0.00        85,348.49
10.......................................................    93,883.34         0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2011.

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.385      2.258      1.998      2.217      2.107      2.051      2.044
  End of Period....................    2.514      2.385      2.258      1.998      2.217      2.107      2.051
Number of Units Outstanding at End
  of Period (in thousands).........   15,765     18,836     21,410     25,230     35,535     43,089     53,146

GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.348      2.956      2.376      3.842      3.702      3.253      3.162
  End of Period....................    3.358      3.348      2.956      2.376      3.842      3.702      3.253
Number of Units Outstanding at End
  of Period (in thousands).........   19,613     22,191     25,377     29,956     37,356     48,997     66,358

GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.174      2.097      1.999      1.966      1.859      1.813      1.811
  End of Period....................    2.278      2.174      2.097      1.999      1.966      1.859      1.813
Number of Units Outstanding at End
  of Period (in thousands).........    9,208     12,089     13,502     17,980     21,540     25,119     31,920

GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    4.389      3.731      2.387      4.093      3.479      3.339      2.954
  End of Period....................    4.154      4.389      3.731      2.387      4.093      3.479      3.339
Number of Units Outstanding at End
  of Period (in thousands).........    7,385      8,745     10,148     12,410     15,605     21,026     30,692

GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    4.334      3.527      2.695      4.356      4.284      3.767      3.566
  End of Period....................    3.989      4.334      3.527      2.695      4.356      4.284      3.767
Number of Units Outstanding at End
  of Period (in thousands).........    9,291     10,849     13,005     15,595     20,393     26,246     32,822

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.995      1.959      1.838
  End of Period....................    2.044      1.995      1.959
Number of Units Outstanding at End
  of Period (in thousands).........   69,962     96,291    102,999
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.908      2.309      3.012
  End of Period....................    3.162      2.908      2.309
Number of Units Outstanding at End
  of Period (in thousands).........   86,857    112,918     97,085
GOLDMAN SACHS VIT GLOBAL MARKETS
  NAVIGATOR FUND (SERVICE SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND DID NOT BEGIN
  OPERATIONS UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.800      1.796      1.668
  End of Period....................    1.811      1.800      1.796
Number of Units Outstanding at End
  of Period (in thousands).........   41,890     64,567     95,203
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    2.527      1.835      2.375
  End of Period....................    2.954      2.527      1.835
Number of Units Outstanding at End
  of Period (in thousands).........   40,196     47,472     63,322
GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.032      2.223      2.695
  End of Period....................    3.566      3.032      2.223
Number of Units Outstanding at End
  of Period (in thousands).........   43,892     62,834     73,932

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.478      1.500      1.520      1.508      1.458      1.413      1.396
  End of Period....................    1.457      1.478      1.500      1.520      1.508      1.458      1.413
Number of Units Outstanding at End
  of Period (in thousands).........   18,260     21,625     22,501     31,904     33,323     38,290     48,947

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    2.158      1.982      1.363      2.383      2.198      2.044      1.931
  End of Period....................    2.066      2.158      1.982      1.363      2.383      2.198      2.044
Number of Units Outstanding at End
  of Period (in thousands).........   23,167     26,381     30,601     36,291     44,312     56,681     74,016

GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.677      1.546      1.222      2.300      2.164      1.807      1.632
  End of Period....................    1.402      1.677      1.546      1.222      2.300      2.164      1.807
Number of Units Outstanding at End
  of Period (in thousands).........   16,723     18,878     21,903     26,553     33,576     43,581     67,004

GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.432      2.192      1.840      2.969      3.066      2.761      2.643
  End of Period....................    2.490      2.432      2.192      1.840      2.969      3.066      2.761
Number of Units Outstanding at End
  of Period (in thousands).........   16,435     19,032     21,814     25,317     31,767     40,398     49,770

AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006, WHICH WAS
  RENAMED THE INVESCO V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON APRIL 30, 2010, WHICH
  THEN MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES II SHARES) ON EFFECTIVE
  APRIL 30, 2012, WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES) ON APRIL 30,
  2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.724      0.695
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.724
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     23,935

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.403      1.413      1.410
  End of Period....................    1.396      1.403      1.413
Number of Units Outstanding at End
  of Period (in thousands).........   61,685     99,148    184,907
GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.824      1.466      2.054
  End of Period....................    1.931      1.824      1.466
Number of Units Outstanding at End
  of Period (in thousands).........  100,514    135,926     97,683
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.446      1.149      1.445
  End of Period....................    1.632      1.446      1.149
Number of Units Outstanding at End
  of Period (in thousands).........   89,898    123,218    137,904
GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.429      1.930      2.559
  End of Period....................    2.643      2.429      1.930
Number of Units Outstanding at End
  of Period (in thousands).........   66,133     89,100    112,605
AIM V.I. AGGRESSIVE GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON MAY 1, 2006, WHICH WAS
  RENAMED THE INVESCO V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES) ON APRIL 30, 2010, WHICH
  THEN MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES II SHARES) ON EFFECTIVE
  APRIL 30, 2012, WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES) ON APRIL 30,
  2012)
Unit Value:
  Beginning of Period..............    0.631      0.505      0.663
  End of Period....................    0.695      0.631      0.505
Number of Units Outstanding at End
  of Period (in thousands).........   33,515     45,341     64,998

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

AIM V.I. CORE STOCK FUND (SERIES I
  SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.700      0.672
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.700
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     16,096

AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
  (EFFECTIVE JUNE 12, 2006, THIS
  FUND MERGED INTO THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES), WHICH WAS THEN RENAMED
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010, WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 29,
  2011, WHICH WAS THEN RENAMED THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON APRIL 30, 2012)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.811      0.795
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.811
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A      4,592

AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      0.700      0.672
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      0.700
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     16,096

AIT CORE EQUITY FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE(SM) U.S. EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRUCTURED U.S. EQUITY FUND
  (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      2.761      2.643
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      2.761
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     49,040

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIM V.I. CORE STOCK FUND (SERIES I
  SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED TO THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES) ON APRIL 30,
  2010)
Unit Value:
  Beginning of Period..............    0.645      0.523      0.761
  End of Period....................    0.672      0.645      0.523
Number of Units Outstanding at End
  of Period (in thousands).........   23,037     31,971     44,244
AIM V.I. BLUE CHIP FUND (SERIES I
  SHARES)
  (EFFECTIVE JUNE 12, 2006, THIS
  FUND MERGED INTO THE AIM V.I.
  LARGE CAP GROWTH FUND (SERIES I
  SHARES), WHICH WAS THEN RENAMED
  THE INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES) ON
  APRIL 30, 2010, WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES) ON APRIL 29,
  2011, WHICH WAS THEN RENAMED THE
  INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  ON APRIL 30, 2012)
Unit Value:
  Beginning of Period..............    0.771      0.625      0.859
  End of Period....................    0.795      0.771      0.625
Number of Units Outstanding at End
  of Period (in thousands).........    5,239      5,538      6,053
AIM V.I. PREMIER EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE MAY 1, 2006, THIS FUND
  MERGED INTO THE AIM V.I. CORE
  EQUITY FUND (SERIES I SHARES),
  WHICH WAS THEN RENAMED THE
  INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.645      0.523      0.761
  End of Period....................    0.672      0.645      0.523
Number of Units Outstanding at End
  of Period (in thousands).........   23,037     31,971     44,244
AIT CORE EQUITY FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE(SM) U.S. EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRUCTURED U.S. EQUITY FUND
  (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period..............    2.429      1.930      2.559
  End of Period....................    2.643      2.429      1.930
Number of Units Outstanding at End
  of Period (in thousands).........   66,133     89,100    112,605

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

AIT EQUITY INDEX FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      3.253      3.162
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      3.253
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     66,358

AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.813      1.811
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.813
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     31,920

AIT MONEY MARKET FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.413      1.396
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.413
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     48,947

AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      3.339      2.954
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      3.339
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     30,692

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIT EQUITY INDEX FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    2.908      2.309      3.012
  End of Period....................    3.162      2.908      2.309
Number of Units Outstanding at End
  of Period (in thousands).........   86,857    112,918     97,085
AIT GOVERNMENT BOND FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.800      1.796      1.668
  End of Period....................    1.811      1.800      1.796
Number of Units Outstanding at End
  of Period (in thousands).........   41,890     64,567     95,203
AIT MONEY MARKET FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.403      1.413      1.410
  End of Period....................    1.396      1.403      1.413
Number of Units Outstanding at End
  of Period (in thousands).........   61,685     99,148    184,907
AIT SELECT AGGRESSIVE GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      1.382      1.972
  End of Period....................      N/A        N/A      1.382
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     96,270
AIT SELECT CAPITAL APPRECIATION
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    2.527      1.835      2.375
  End of Period....................    2.954      2.527      1.835
Number of Units Outstanding at End
  of Period (in thousands).........   40,196     47,472     63,322

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2003, THIS
  FUND WAS MERGED INTO THE AIT
  SELECT INTERNATIONAL EQUITY
  (SERVICE SHARES), WHICH WAS THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006, WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON APRIL 30,
  2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CAPITAL GROWTH FUND
  (SERVICE SHARES), WHICH WAS THEN
  RENAMED THE THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      2.044      1.931
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      2.044
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     74,016

AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 25, 2003, THIS
  FUND MERGED INTO THE AIT EQUITY
  INDEX FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      1.807      1.632
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      1.807
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     67,004

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIT SELECT EMERGING MARKETS
  (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2003, THIS
  FUND WAS MERGED INTO THE AIT
  SELECT INTERNATIONAL EQUITY
  (SERVICE SHARES), WHICH WAS THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON JANUARY 9,
  2006, WHICH WAS THEN RENAMED THE
  GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES) ON APRIL 30,
  2007)
Unit Value:
  Beginning of Period..............      N/A      0.586      0.666
  End of Period....................      N/A        N/A      0.586
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     20,284
AIT SELECT GROWTH FUND (SERVICE
  SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CAPITAL GROWTH FUND
  (SERVICE SHARES), WHICH WAS THEN
  RENAMED THE THE GSVIT STRATEGIC
  GROWTH FUND (SERVICE SHARES) ON
  APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    1.824      1.466      2.054
  End of Period....................    1.931      1.824      1.466
Number of Units Outstanding at End
  of Period (in thousands).........  100,514    135,926     97,683
AIT SELECT GROWTH & INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 25, 2003, THIS
  FUND MERGED INTO THE AIT EQUITY
  INDEX FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2006))
Unit Value:
  Beginning of Period..............      N/A      1.491      2.026
  End of Period....................      N/A        N/A      1.491
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     80,229
AIT SELECT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT INTERNATIONAL EQUITY
  FUND (SERVICE SHARES), WHICH WAS
  THEN RENAMED THE GOLDMAN SACHS
  VIT STRATEGIC INTERNATIONAL
  EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period..............    1.446      1.149      1.445
  End of Period....................    1.632      1.446      1.149
Number of Units Outstanding at End
  of Period (in thousands).........   89,898    123,218    137,904

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A      2.051      2.044
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      2.051
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     53,146

AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 22, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES), WHICH THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      3.566
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A      3.767
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A     32,822

ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.076      0.968      0.816      1.396      1.351      1.172      1.137
  End of Period....................    1.124      1.076      0.968      0.816      1.396      1.351      1.172
Number of Units Outstanding at End
  of Period (in thousands).........   12,978     16,216     19,640     24,100     32,141     42,209     48,414

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
  FUND (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    1.995      1.959      1.838
  End of Period....................    2.044      1.995      1.959
Number of Units Outstanding at End
  of Period (in thousands).........   69,962     96,291    102,999
AIT SELECT STRATEGIC GROWTH FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 17, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  GROWTH FUND (SERVICE SHARES),
  WHICH THEN MERGED INTO THE
  GOLDMAN SACHS VIT CAPITAL GROWTH
  FUND (SERVICE SHARES) ON
  JANUARY 9, 2009, WHICH WAS THEN
  RENAMED THE GOLDMAN SACHS VIT
  STRATEGIC GROWTH FUND (SERVICE
  SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      0.255      0.483
  End of Period....................      N/A        N/A      0.255
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      8,439
AIT SELECT STRATEGIC INCOME FUND
  (SERVICE SHARES)
  (EFFECTIVE APRIL 22, 2003, THIS
  FUND MERGED INTO THE AIT SELECT
  INVESTMENT GRADE INCOME FUND
  (SERVICE SHARES), WHICH THEN
  MERGED INTO THE GOLDMAN SACHS VIT
  CORE FIXED INCOME FUND (SERVICE
  SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period..............      N/A      1.111      1.035
  End of Period....................      N/A        N/A      1.111
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A     41,199
AIT SELECT VALUE OPPORTUNITY FUND
  (SERVICE SHARES)
  (EFFECTIVE JANUARY 9, 2006, THIS
  FUND MERGED INTO THE GOLDMAN
  SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES))
Unit Value:
  Beginning of Period..............    3.032      2.223      2.695
  End of Period....................    3.566      3.032      2.223
Number of Units Outstanding at End
  of Period (in thousands).........   43,892     62,834     73,932
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.037      0.796      1.039
  End of Period....................    1.137      1.037      0.796
Number of Units Outstanding at End
  of Period (in thousands).........   65,504     85,680    111,809

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.769      1.418      1.009      1.593      1.592      1.415      1.346
  End of Period....................    1.593      1.769      1.418      1.009      1.593      1.592      1.415
Number of Units Outstanding at End
  of Period (in thousands).........    3,196      3,514      4,131      4,626      5,674      6,563      6,354

ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.061      0.966      0.810      1.393      1.475      1.237      1.190
  End of Period....................    1.006      1.061      0.966      0.810      1.393      1.475      1.237
Number of Units Outstanding at End
  of Period (in thousands).........    1,159      1,334      1,597      1,867      2,492      3,145      4,468

DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..............    2.921      2.672      2.013      3.547      3.420      2.808      2.524
  End of Period....................    2.463      2.921      2.672      2.013      3.547      3.420      2.808
Number of Units Outstanding at End
  of Period (in thousands).........    5,857      6,574      7,713      9,295     11,983     15,137     18,929

DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
  (EFFECTIVE MARCH 22, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES (SERVICE CLASS))
Unit Value:
  Beginning of Period..............    1.152      0.859      0.601      1.029      0.926      0.886      0.809
  End of Period....................    1.225      1.152      0.859      0.601      1.029      0.926      0.886
Number of Units Outstanding at End
  of Period (in thousands).........    2,636      2,809      3,101      3,411      4,013      5,306      7,033

DWS CAPITAL GROWTH VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.470        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........    5,561        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.147      0.826      1.000
  End of Period....................    1.346      1.147      0.826
Number of Units Outstanding at End
  of Period (in thousands).........    7,193      7,124      8,092
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.065      0.841      1.000
  End of Period....................    1.190      1.065      0.841
Number of Units Outstanding at End
  of Period (in thousands).........    4,632      5,041      5,960
DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..............    2.103      1.488      1.685
  End of Period....................    2.524      2.103      1.488
Number of Units Outstanding at End
  of Period (in thousands).........   22,097     28,413     35,925
DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
  (EFFECTIVE MARCH 22, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES (SERVICE CLASS))
Unit Value:
  Beginning of Period..............    0.732      0.527      0.714
  End of Period....................    0.809      0.732      0.527
Number of Units Outstanding at End
  of Period (in thousands).........    9,689     13,379     18,371
DWS CAPITAL GROWTH VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

DWS LARGE CAP VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.111        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      849        N/A        N/A        N/A        N/A        N/A        N/A

DWS STRATEGIC VALUE VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS LARGE
  CAP VALUE VIP (CLASS A))
Unit Value:
  Beginning of Period..............    1.123      1.013      0.820      1.541      1.593      1.412      1.433
  End of Period....................      N/A      1.123      1.013      0.820      1.541      1.593      1.412
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      1,036      1,191      1,415      1,861      2,631      4,114

DWS TECHNOLOGY VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS CAPITAL
  GROWTH VIP (CLASS A))
Unit Value:
  Beginning of Period..............    0.500      0.427      0.270      0.510      0.453      0.456      0.446
  End of Period....................      N/A      0.500      0.427      0.270      0.510      0.453      0.456
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      6,419      7,333      8,137     10,107     14,478     19,054

EATON VANCE VT FLOATING-RATE INCOME
  FUND
  (EFFECTIVE NOVEMBER 15, 2010,
  THIS FUND IS CLOSED TO NEW
  INVESTMENTS)
Unit Value:
  Beginning of Period..............    1.194      1.110      0.780      1.087      1.085      1.044      1.020
  End of Period....................    1.206      1.194      1.110      0.780      1.087      1.085      1.044
Number of Units Outstanding at End
  of Period (in thousands).........    4,154      3,744      3,475      2,972      4,733      6,715      6,972

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
DWS LARGE CAP VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
DWS STRATEGIC VALUE VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS LARGE
  CAP VALUE VIP (CLASS A))
Unit Value:
  Beginning of Period..............    1.299      1.028      1.141
  End of Period....................    1.433      1.299      1.028
Number of Units Outstanding at End
  of Period (in thousands).........    5,807      7,711      9,276
DWS TECHNOLOGY VIP (CLASS A)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE DWS CAPITAL
  GROWTH VIP (CLASS A))
Unit Value:
  Beginning of Period..............    0.444      0.307      0.484
  End of Period....................    0.446      0.444      0.307
Number of Units Outstanding at End
  of Period (in thousands).........   29,415     36,309     46,709
EATON VANCE VT FLOATING-RATE INCOME
  FUND
  (EFFECTIVE NOVEMBER 15, 2010,
  THIS FUND IS CLOSED TO NEW
  INVESTMENTS)
Unit Value:
  Beginning of Period..............    1.006      0.992      1.003
  End of Period....................    1.020      1.006      0.992
Number of Units Outstanding at End
  of Period (in thousands).........    8,142      6,745      6,606

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

FIDELITY VIP ASSET MANAGER(SM)
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.271      2.017      1.585      2.257      1.982      1.874      1.828
  End of Period....................    2.181      2.271      2.017      1.585      2.257      1.982      1.874
Number of Units Outstanding at End
  of Period (in thousands).........    6,496      7,258      9,042      9,493     11,467     14,627     18,873

FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.532      1.329      0.996      1.763      1.525      1.389      1.208
  End of Period....................    1.468      1.532      1.329      0.996      1.763      1.525      1.389
Number of Units Outstanding at End
  of Period (in thousands).........   10,868     12,554     14,305     17,306     20,729     26,940     29,669

FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.831      3.376      2.631      4.656      4.653      3.928      3.765
  End of Period....................    3.813      3.831      3.376      2.631      4.656      4.653      3.928
Number of Units Outstanding at End
  of Period (in thousands).........   17,546     20,448     23,529     27,981     35,001     44,306     58,900

FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.516      2.873      2.272      4.365      3.488      3.313      3.177
  End of Period....................    3.472      3.516      2.873      2.272      4.365      3.488      3.313
Number of Units Outstanding at End
  of Period (in thousands).........   16,077     18,482     21,886     25,449     30,358     39,741     55,169

FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.796      0.654      0.456      1.032      0.852      0.823      0.768
  End of Period....................    0.800      0.796      0.654      0.456      1.032      0.852      0.823
Number of Units Outstanding at End
  of Period (in thousands).........    2,473      2,600      2,494      2,743      2,892      3,464      4,224

FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.771      2.470      1.741      2.355      2.325      2.121      2.096
  End of Period....................    2.841      2.771      2.470      1.741      2.355      2.325      2.121
Number of Units Outstanding at End
  of Period (in thousands).........    6,876      7,806      9,106     10,768     14,775     18,468     23,701

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
FIDELITY VIP ASSET MANAGER(SM)
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.759      1.513      1.682
  End of Period....................    1.828      1.759      1.513
Number of Units Outstanding at End
  of Period (in thousands).........   25,020     30,953     39,943
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.064      0.843      0.946
  End of Period....................    1.208      1.064      0.843
Number of Units Outstanding at End
  of Period (in thousands).........   28,056     25,489     23,143
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.426      2.667      3.259
  End of Period....................    3.765      3.426      2.667
Number of Units Outstanding at End
  of Period (in thousands).........   77,753    103,116    129,891
FIDELITY VIP GROWTH PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    3.119      2.382      3.458
  End of Period....................    3.177      3.119      2.382
Number of Units Outstanding at End
  of Period (in thousands).........   74,506     95,952    118,860
FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.729      0.572      0.744
  End of Period....................    0.768      0.729      0.572
Number of Units Outstanding at End
  of Period (in thousands).........    6,851      8,315      8,451
FIDELITY VIP HIGH INCOME PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.940      1.547      1.518
  End of Period....................    2.096      1.940      1.547
Number of Units Outstanding at End
  of Period (in thousands).........   31,613     42,370     53,459

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    2.182      1.722      1.251      2.101      1.849      1.669      1.435
  End of Period....................    1.917      2.182      1.722      1.251      2.101      1.849      1.669
Number of Units Outstanding at End
  of Period (in thousands).........    3,236      3,972      4,597      6,243      7,819     12,512     14,845

FIDELITY VIP OVERSEAS PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    2.386      2.140      1.716      3.099      2.680      2.303      1.963
  End of Period....................    1.947      2.386      2.140      1.716      3.099      2.680      2.303
Number of Units Outstanding at End
  of Period (in thousands).........    7,351      8,148      9,536     11,299     13,297     16,512     20,504

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.445      1.161      0.750      1.561      1.503      1.314      1.302
  End of Period....................    1.296      1.445      1.161      0.750      1.561      1.503      1.314
Number of Units Outstanding at End
  of Period (in thousands).........    1,235      1,469      2,056      1,887      2,502      2,937      4,078

FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.195      1.039      0.833      1.303      1.373      1.194      1.170
  End of Period....................    1.206      1.195      1.039      0.833      1.303      1.373      1.194
Number of Units Outstanding at End
  of Period (in thousands).........    1,687      1,402      1,480      1,881      3,026      3,394      4,736

FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.127      1.025      0.801      1.242      1.186      1.086      1.090
  End of Period....................    1.094      1.127      1.025      0.801      1.242      1.186      1.086
Number of Units Outstanding at End
  of Period (in thousands).........      481        609        743      1,024      1,381      1,663      2,261

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.911      0.724      0.512      0.903      0.824      0.769      0.745
  End of Period....................    0.854      0.911      0.724      0.512      0.903      0.824      0.769
Number of Units Outstanding at End
  of Period (in thousands).........   10,923     13,175     15,939     19,624     25,735     39,206     45,151

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.168      0.857      1.000
  End of Period....................    1.435      1.168      0.857
Number of Units Outstanding at End
  of Period (in thousands).........   11,728      9,987      8,762
FIDELITY VIP OVERSEAS PORTFOLIO
  (INITIAL CLASS)
Unit Value:
  Beginning of Period..............    1.753      1.241      1.579
  End of Period....................    1.963      1.753      1.241
Number of Units Outstanding at End
  of Period (in thousands).........   27,367     35,468     47,396
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.161      0.748      1.000
  End of Period....................    1.302      1.161      0.748
Number of Units Outstanding at End
  of Period (in thousands).........    5,714      6,841      2,668
FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.073      0.867      0.947
  End of Period....................    1.170      1.073      0.867
Number of Units Outstanding at End
  of Period (in thousands).........    6,197      6,133      6,131
FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.025      0.819      1.000
  End of Period....................    1.090      1.025      0.819
Number of Units Outstanding at End
  of Period (in thousands).........    2,580      2,074      1,207
FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.678      0.501      0.713
  End of Period....................    0.745      0.678      0.501
Number of Units Outstanding at End
  of Period (in thousands).........   55,170     76,438     69,575

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.264      1.154      0.929      1.498      1.469      1.259      1.156
  End of Period....................    1.233      1.264      1.154      0.929      1.498      1.469      1.259
Number of Units Outstanding at End
  of Period (in thousands).........    2,796      3,177      4,138      4,067      4,789      5,495      5,103

FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.496      1.401      1.037      1.765      1.551      1.296      1.194
  End of Period....................    1.318      1.496      1.401      1.037      1.765      1.551      1.296
Number of Units Outstanding at End
  of Period (in thousands).........    3,692      4,393      5,181      6,468      8,590     11,597     13,063

INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO VAN KAMPEN V.I. CAPITAL
  GROWTH FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.795        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........       20        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH THEN WAS
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.663      0.582      0.488      0.861      0.780      0.724      0.695
  End of Period....................    0.601      0.663      0.582      0.488      0.861      0.780      0.724
Number of Units Outstanding at End
  of Period (in thousands).........    6,180      7,226      8,576     10,126     12,899     16,500     23,935

INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.796      0.737      0.583      0.847      0.795      0.700      0.672
  End of Period....................    0.784      0.796      0.737      0.583      0.847      0.795      0.700
Number of Units Outstanding at End
  of Period (in thousands).........    4,867      5,585      7,125      8,835      9,093     11,112     16,096

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.041      0.844      1.000
  End of Period....................    1.156      1.041      0.844
Number of Units Outstanding at End
  of Period (in thousands).........    5,702      5,848      4,311
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.022      0.784      1.000
  End of Period....................    1.194      1.022      0.784
Number of Units Outstanding at End
  of Period (in thousands).........   17,180     24,466     19,374
INVESCO VAN KAMPEN V.I. AMERICAN
  FRANCHISE FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO VAN KAMPEN V.I. CAPITAL
  GROWTH FUND (SERIES I SHARES))
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH THEN WAS
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.631      0.505      0.663
  End of Period....................    0.695      0.631      0.505
Number of Units Outstanding at End
  of Period (in thousands).........   33,515     45,341     64,998
INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. CORE EQUITY FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.645      0.523      0.761
  End of Period....................    0.672      0.645      0.523
Number of Units Outstanding at End
  of Period (in thousands).........   23,037     31,971     44,244

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    1.067      1.028      0.817      1.161      1.054      1.016      0.953
  End of Period....................    1.093      1.067      1.028      0.817      1.161      1.054      1.016
Number of Units Outstanding at End
  of Period (in thousands).........    2,583      3,052      3,481      4,470      5,729      7,843     10,501

INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.858      0.742      0.598      0.983      0.862      0.811      0.795
  End of Period....................      N/A      0.858      0.742      0.598      0.983      0.862      0.811
Number of Units Outstanding at End
  of Period (in thousands).........      N/A      1,501      1,813      2,265      3,044      3,685      4,592

INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    1.282      1.098      0.784      1.506      1.382      1.206      1.120
  End of Period....................    1.170      1.282      1.098      0.784      1.506      1.382      1.206
Number of Units Outstanding at End
  of Period (in thousands).........      281        337        423        517        625        756        930

INVESCO VAN KAMPEN V.I. MID CAP
  GROWTH FUND (SERIES II SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND WAS NOT
  AVAILABLE UNDER THE CONTRACT
  UNTIL AFTER DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VAN KAMPEN V.I. VALUE
  OPPORTUNITIES FUND (SERIES II
  SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES))
Unit Value:
  Beginning of Period..............    0.914      0.867      0.595      1.256      1.258      1.130      1.088
  End of Period....................    0.870      0.914      0.867      0.595      1.256      1.258      1.130
Number of Units Outstanding at End
  of Period (in thousands).........    5,419      6,505      7,807      8,827     11,894     16,946     43,925

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS
  FUND CHANGED ITS NAME FROM THE
  AIM V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.899      0.714      0.959
  End of Period....................    0.953      0.899      0.714
Number of Units Outstanding at End
  of Period (in thousands).........   14,795     18,782     23,378
INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
  (EFFECTIVE APRIL 29, 2011, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND
  (SERIES I SHARES), WHICH WAS THEN
  RENAMED THE INVESCO VAN KAMPEN
  V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.771      0.625      0.859
  End of Period....................    0.795      0.771      0.625
Number of Units Outstanding at End
  of Period (in thousands).........    5,239      5,538      6,053
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND MERGED INTO THE INVESCO VAN
  KAMPEN V.I. MID CAP GROWTH FUND
  (SERIES I SHARES))
Unit Value:
  Beginning of Period..............    0.986      0.741      1.000
  End of Period....................    1.120      0.986      0.741
Number of Units Outstanding at End
  of Period (in thousands).........    1,348      1,884      3,831
INVESCO VAN KAMPEN V.I. MID CAP
  GROWTH FUND (SERIES II SHARES)
  (NO INFORMATION IS AVAILABLE
  BECAUSE THE FUND WAS NOT
  AVAILABLE UNDER THE CONTRACT
  UNTIL AFTER DECEMBER 31, 2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A
INVESCO VAN KAMPEN V.I. VALUE
  OPPORTUNITIES FUND (SERIES II
  SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS
  FUND CHANGED ITS NAME FROM THE
  INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES))
Unit Value:
  Beginning of Period..............    0.996      0.758      1.000
  End of Period....................    1.088      0.996      0.758
Number of Units Outstanding at End
  of Period (in thousands).........   58,754     83,127     57,284

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
  (LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............      N/A      0.786      0.575      0.993      0.929      0.875      0.792
  End of Period....................      N/A        N/A      0.786      0.575      0.993      0.929      0.875
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A      9,066     11,703     15,236     20,104     24,143

JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.691      0.614      0.458      0.772      0.929      0.623      0.608
  End of Period....................    0.643      0.691      0.614      0.458      0.772      0.929      0.623
Number of Units Outstanding at End
  of Period (in thousands).........    7,922      9,340     10,596     13,232     16,567     20,104     29,575

MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.004      0.789      0.567      1.188      1.101      1.092      1.077
  End of Period....................    0.929      1.004      0.789      0.567      1.188      1.101      1.092
Number of Units Outstanding at End
  of Period (in thousands).........      612        740        732        968      1,315      1,938      3,638

MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.530      1.142      0.711      1.194      1.184      1.064      1.028
  End of Period....................    1.350      1.530      1.142      0.711      1.194      1.184      1.064
Number of Units Outstanding at End
  of Period (in thousands).........    1,987      2,085      1,848      1,703      1,453      1,689      1,933

MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.255      1.161      1.001      1.308      1.277      1.161      1.148
  End of Period....................    1.256      1.255      1.161      1.001      1.308      1.277      1.161
Number of Units Outstanding at End
  of Period (in thousands).........    4,073      4,639      5,060      4,968      6,496      8,343     12,045

MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    2.393      2.140      1.634      2.666      2.121      1.643      1.430
  End of Period....................    2.512      2.393      2.140      1.634      2.666      2.121      1.643
Number of Units Outstanding at End
  of Period (in thousands).........    1,281      1,427      1,598      2,600      3,043      3,173      3,396

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)
  (LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............    0.719      0.591      0.767
  End of Period....................    0.792      0.719      0.591
Number of Units Outstanding at End
  of Period (in thousands).........   28,738     35,925     50,358
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.592      0.457      0.633
  End of Period....................    0.608      0.592      0.457
Number of Units Outstanding at End
  of Period (in thousands).........   41,458     55,756     86,729
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.956      0.710      1.000
  End of Period....................    1.077      0.956      0.710
Number of Units Outstanding at End
  of Period (in thousands).........    5,322      6,591      3,341
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.982      0.747      1.000
  End of Period....................    1.028      0.982      0.747
Number of Units Outstanding at End
  of Period (in thousands).........    2,682      3,162      4,210
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.049      0.918      1.000
  End of Period....................    1.148      1.049      0.918
Number of Units Outstanding at End
  of Period (in thousands).........   13,135     13,765      9,555
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.118      0.837      1.000
  End of Period....................    1.430      1.118      0.837
Number of Units Outstanding at End
  of Period (in thousands).........    1,985      1,385        111

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.004      0.904      0.754      1.357      1.331      1.218      1.192
  End of Period....................    0.993      1.004      0.904      0.754      1.357      1.331      1.218
Number of Units Outstanding at End
  of Period (in thousands).........    1,692      1,753      1,978      1,469      2,111      2,466      3,166

OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.070      0.994      0.700      1.307      1.165      1.098      1.062
  End of Period....................    1.040      1.070      0.994      0.700      1.307      1.165      1.098
Number of Units Outstanding at End
  of Period (in thousands).........    1,578      1,919      2,468      3,769      3,699      5,135      7,117

OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.589      1.393      1.015      1.725      1.650      1.427      1.269
  End of Period....................    1.432      1.589      1.393      1.015      1.725      1.650      1.427
Number of Units Outstanding at End
  of Period (in thousands).........    2,556      3,136      3,772      3,949      5,781      7,116      8,504

OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.388      0.344      0.277      1.313      1.338      1.243      1.237
  End of Period....................    0.373      0.388      0.344      0.277      1.313      1.338      1.243
Number of Units Outstanding at End
  of Period (in thousands).........    3,616      4,601      4,740      4,093      4,343      5,449      8,482

OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.136      0.995      0.789      1.305      1.271      1.124      1.078
  End of Period....................    1.116      1.136      0.995      0.789      1.305      1.271      1.124
Number of Units Outstanding at End
  of Period (in thousands).........      738        893      1,077      1,336      1,853      2,400      2,754

PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.498      2.193      1.279      3.112      2.216      1.660      1.224
  End of Period....................    1.880      2.498      2.193      1.279      3.112      2.216      1.660
Number of Units Outstanding at End
  of Period (in thousands).........    4,677      5,233      5,782      6,357      7,420      9,249     13,222

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.102      0.897      1.000
  End of Period....................    1.192      1.102      0.897
Number of Units Outstanding at End
  of Period (in thousands).........    3,287      3,284      1,452
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.011      0.785      1.000
  End of Period....................    1.062      1.011      0.785
Number of Units Outstanding at End
  of Period (in thousands).........    9,180      9,294      6,290
OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.084      0.770      1.000
  End of Period....................    1.269      1.084      0.770
Number of Units Outstanding at End
  of Period (in thousands).........    8,861      7,989      7,708
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.154      0.946      1.000
  End of Period....................    1.237      1.154      0.946
Number of Units Outstanding at End
  of Period (in thousands).........   10,324     12,863      8,927
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.003      0.805      1.000
  End of Period....................    1.078      1.003      0.805
Number of Units Outstanding at End
  of Period (in thousands).........    3,313      3,517      3,512
PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.047      0.673      0.692
  End of Period....................    1.224      1.047      0.673
Number of Units Outstanding at End
  of Period (in thousands).........   15,009     20,713     10,104

                                                              YEAR ENDED DECEMBER 31ST
                                     --------------------------------------------------------------------------
SUB-ACCOUNTS                           2011       2010       2009       2008       2007       2006       2005
------------                         --------   --------   --------   --------   --------   --------   --------

PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.303      1.818      1.402      2.308      2.895      2.153      1.902
  End of Period....................    2.491      2.303      1.818      1.402      2.308      2.895      2.153
Number of Units Outstanding at End
  of Period (in thousands).........    2,632      3,004      3,249      3,753      4,683      6,063      7,306

SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
  (EFFECTIVE FEBRUARY 3, 2006, THIS
  FUND MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP
  (CLASS A), WHICH WAS THEN MERGED
  INTO THE DWS DREMAN HIGH RETURN
  EQUITY VIP (CLASS A) ON
  SEPTEMBER 15, 2006, LATER RENAMED
  THE DWS STRATEGIC VALUE VIP
  (CLASS A) ON JUNE 1, 2009 AND
  FURTHER RENAMED THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A        N/A        N/A        N/A      1.433
  End of Period....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
  of Period (in thousands).........      N/A        N/A        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.693      1.501      0.999      1.977      1.774      1.512      1.322
  End of Period....................    1.454      1.693      1.501      0.999      1.977      1.774      1.512
Number of Units Outstanding at End
  of Period (in thousands).........   10,114     11,311     13,214     15,387     18,966     25,058     26,725

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           2004       2003       2002
------------                         --------   --------   --------
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.425      1.076      1.067
  End of Period....................    1.902      1.425      1.076
Number of Units Outstanding at End
  of Period (in thousands).........    9,176      8,866     11,154
SVS DREMAN FINANCIAL SERVICES
  (CLASS A)
  (EFFECTIVE FEBRUARY 3, 2006, THIS
  FUND MERGED INTO THE DWS DREMAN
  FINANCIAL SERVICES VIP
  (CLASS A), WHICH WAS THEN MERGED
  INTO THE DWS DREMAN HIGH RETURN
  EQUITY VIP (CLASS A) ON
  SEPTEMBER 15, 2006, LATER RENAMED
  THE DWS STRATEGIC VALUE VIP
  (CLASS A) ON JUNE 1, 2009 AND
  FURTHER RENAMED THE DWS LARGE CAP
  VALUE VIP (CLASS A) ON APRIL 29,
  2011)
Unit Value:
  Beginning of Period..............    1.299      1.028      1.141
  End of Period....................    1.433      1.299      1.028
Number of Units Outstanding at End
  of Period (in thousands).........    5,807      7,711      9,276
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.179      0.917      1.138
  End of Period....................    1.322      1.179      0.917
Number of Units Outstanding at End
  of Period (in thousands).........   36,671     49,874     81,388

                                   APPENDIX E

               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract

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must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2012. After 2012, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2012 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

       JOINT RETURNS:  $92,000-$112,000

       SINGLE TAXPAYERS:  $58,000-$68,000

The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $173,000 and $183,000. These amounts may be indexed for cost of living increases in future years.

To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible employer contribution for a SEP IRA is the lesser of $50,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

3. If a SEP IRA allows non-SEP contributions, an employee can make tax-deductible contributions up to the maximum IRA limit (generally $5,000 or $6,000, depending upon age).

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2012 or $14,000 if you are over age 50. After 2012, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $250,000 of compensation in 2011, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. If you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $173,000 of modified adjusted gross income and no contributions are allowed above $183,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $110,000 of and no contributions are permitted above $125,000. These amounts may be indexed for cost of living increases in future years.

A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1.  To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth

IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.45%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year, if the Accumulated Value is less than $50,000.

3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading Computation of Values.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                      FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH
                                SUB-ACCOUNTS OF
                            SEPARATE ACCOUNT VA-K

                 INVESTING IN SHARES OF THE UNDERLYING FUNDS

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED APRIL 30, 2012 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                            DATED APRIL 30, 2012

                             TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                  3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                   5

SERVICES                                                                         5

UNDERWRITERS                                                                     7

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                       7

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                      8

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER           9

PERFORMANCE INFORMATION                                                         10

FINANCIAL STATEMENTS                                                           F-1

                        GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Goldman Sachs has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner") that it will make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

Separate Account VA-K (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Advantage contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
-------------------------------------------------------
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Global Markets Navigator Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
-------------------------------------------------------------------------
SHARES)
-------
Invesco Van Kampen V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
--------------------------------------------------------------------------
SHARES)
-------
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Value Opportunities Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
---------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DELAWARE VIP TRUST
------------------
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
----------------------------------
Delaware VIP Smid Cap Growth Series

DWS VARIABLE SERIES I (CLASS A)
-------------------------------
DWS Capital Growth VIP

DWS VARIABLE SERIES II
----------------------
DWS Large Cap Value VIP

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
------------------------------------------
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

JANUS ASPEN SERIES (SERVICE SHARES)
-----------------------------------
Janus Aspen Janus Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
--------------------------------------------------------------
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
-----------------------------------------------
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
---------------------------------------------------
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
-------------------------------------------
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------
T. Rowe Price International Stock Portfolio

                   TAXATION OF THE CONTRACT, THE VARIABLE
                           ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                 SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm.
PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained se2, an affiliate of Security Benefit Life Insurance Company, to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit Place, Topeka, Kansas, 66636.

EXPERTS. The financial statements of the Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of Separate Account VA-K of the Company as of December 31, 2011 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from EACH Fund's service providers.


Additionally, certain of the Funds make payments to us or Epoch under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to Epoch. Conversely, if the value of the Fund goes down, payments to us or to Epoch would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

                                 UNDERWRITERS

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Epoch for the years 2009, 2010 and 2011 were $1,412,750.18, $1,149,210.99 and $1,052,143.55, respectively.
No commissions were retained by Epoch for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2009, 2010 and 2011.

         ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                         $1.135000

(2) Value of Assets -- Beginning of Valuation Period                             $5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses                $1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)   0.000335

(5) Annual Charge (one-day equivalent of 1.45% per annum)                        0.000040

(6) Net Investment Rate (4) - (5)                                                0.000295

(7) Net Investment Factor 1.000000 + (6)                                         1.000295

(8) Accumulation Unit Value -- Current Period (1) x (7)                          $1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

         ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

    -    must be new payments to the Contract, including the initial payment,

    - must be allocated to the Fixed Account, which will be the source account,

    - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

    -    will receive the enhanced rate while they remain in the Fixed
         Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

    - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

    - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                         Amount of the withdrawal
    --------------------------------------------------------------------
      Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                              MINIMUM
     CONTRACT             MINIMUM           GUARANTEED
    ANNIVERSARY          GUARANTEED           ANNUAL
    AT EXERCISE         BENEFIT BASE         INCOME(1)
------------------- ------------------- ------------------
         10              $162,889            $12,153
         15              $207,892            $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                          PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

P P(1 + T)(TO THE POWER OF n)  =   ERV

               Where:      P   =   a hypothetical initial payment to the Variable Account of $1,000
                           T   =   average annual total return
                           n   =   number of years
                         ERV   =   the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

   YEARS FROM DATE OF PAYMENT TO       CHARGE AS PERCENTAGE OF NEW
       DATE OF WITHDRAWAL              PURCHASE PAYMENTS WITHDRAWN*
----------------------------------  ----------------------------------
              0-2                                   8%
               3                                    7%
               4                                    6%
               5                                    5%
               6                                    4%
               7                                    3%
               8                                    2%
               9                                    1%
          Thereafter                                0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

P(1 + T)(TO THE POWER OF n)  =   EV

               Where:    P   =   a hypothetical initial payment to the Variable Account of $1,000
                         T   =   average annual total return
                         n   =   number of years
                        EV   =   the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
             COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS `93

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                       FOR PERIODS ENDING DECEMBER 31, 2011
                         SINCE INCEPTION OF SUB-ACCOUNT
               (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                     10 YEARS OR
                                                                           FOR YEAR                 SINCE INCEPTION
                                                          SUB-ACCOUNT       ENDED                   OF SUB-ACCOUNT
                                                         INCEPTION DATE    12/31/11     5 YEARS       (IF LESS)
                                                        ----------------  ----------  -----------  -----------------
Goldman Sachs VIT Core Fixed Income Fund                   01/09/06         -2.29         2.59            2.75
Goldman Sachs VIT Equity Index Fund                        01/09/06         -7.16        -3.10           -0.88
Goldman Sachs VIT Global Markets Navigator Fund*             N/A             N/A          N/A             N/A
Goldman Sachs VIT Government Income Fund                   01/09/06         -2.80         3.23            3.23
Goldman Sachs VIT Growth Opportunities Fund                01/09/06        -12.30         2.59            2.35
Goldman Sachs VIT Mid Cap Value Fund                       01/09/06        -14.73        -2.51           -0.26
Goldman Sachs VIT Money Market Fund                        01/09/06         -8.60        -0.99           -0.17
Goldman Sachs VIT Strategic Growth Fund                    01/09/06        -11.37        -2.38           -1.36
Goldman Sachs VIT Strategic International Equity Fund      01/09/06        -22.59        -9.40           -5.72
Goldman Sachs VIT Structured U.S. Equity Fund              01/09/06         -5.19        -5.23           -3.12
AllianceBernstein VPS Growth and Income Portfolio           8/1/00          -3.06        -4.58            0.72
AllianceBernstein VPS Large Cap Growth Portfolio            8/1/00         -11.60        -2.51           -1.04
AllianceBernstein VPS Small/Mid Cap Value Portfolio         5/1/02         -16.44        -0.91            4.93
AllianceBernstein VPS Value Portfolio                       5/1/02         -12.00        -8.23            0.06
Delaware VIP International Value Equity Series              5/6/93         -21.83        -7.31            3.81
Delaware VIP Smid Cap Growth Series                         8/1/00          -1.34         4.93            5.53
DWS Large Cap Value VIP                                     8/1/00          -8.23        -7.83           -0.28
DWS Capital Growth VIP                                      8/1/00         -12.80        -0.22           -0.33
Fidelity VIP Asset Manager(SM) Portfolio                    5/4/94         -10.94         0.94            2.58
Fidelity VIP Equity-Income Portfolio                        9/5/91          -7.91        -5.14            1.33
Fidelity VIP Growth Portfolio                               9/5/91          -8.63        -1.33           -0.28
Fidelity VIP High Income Portfolio                          9/24/91         -4.95         3.11            6.40
Fidelity VIP Overseas Portfolio                             9/5/91         -24.35        -7.18            2.03
Fidelity VIP Contrafund(R) Portfolio                        5/1/01         -11.11        -1.69            4.48
Fidelity VIP Growth Opportunities Portfolio                 8/1/00          -8.63        -1.33           -0.28
Fidelity VIP Mid Cap Portfolio                              5/1/02         -18.48        -0.20            6.96
Fidelity VIP Value Strategies Portfolio                     5/1/02         -16.81        -3.81            2.71
FT VIP Franklin Growth and Income Securities Fund           8/1/00          -6.35        -3.47            2.44
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02          -9.92        -2.52            0.93
FT VIP Franklin Small-Mid Cap Growth Securities Fund        8/1/00         -13.01        -0.25            1.77
FT VIP Mutual Shares Securities Fund                        5/1/02          -9.50        -4.34            2.19
FT VIP Templeton Foreign Securities Fund                    5/1/02         -18.28        -4.11            2.89
Invesco Van Kampen V.I. American Franchise Fund            05/01/01        -15.29        -4.17            1.63
Invesco V.I. Core Equity Fund                              08/01/00         -8.63        -1.23            0.26
Invesco V.I. Global Health Care Fund                       08/01/00         -4.96        -0.22            1.29
Invesco Van Kampen V.I. Mid Cap Growth Fund                5/1/2002        -15.29        -4.17            1.63
Invesco Van Kampen V.I. Value Opportunities Fund           05/01/02        -11.67        -7.98           -1.45

                                                                                                     10 YEARS OR
                                                                           FOR YEAR                 SINCE INCEPTION
                                                          SUB-ACCOUNT       ENDED                   OF SUB-ACCOUNT
                                                         INCEPTION DATE    12/31/11     5 YEARS       (IF LESS)
                                                        ----------------  ----------  -----------  -----------------

Janus Aspen Janus Portfolio                                 8/1/00         -13.66        -2.15            0.10
MFS(R)Mid Cap Growth Series                                 5/1/02         -14.19        -4.23           -0.76
MFS(R)New Discovery Series                                  5/1/02         -18.15         1.73            3.15
MFS(R)Total Return Series                                   5/1/02          -7.10        -1.24            2.38
MFS(R)Utilities Series                                      5/1/02          -2.60         2.56           10.00
Oppenheimer Balanced Fund/VA                                5/1/02          -8.20        -6.56           -0.07
Oppenheimer Capital Appreciation Fund/VA                    5/1/02          -9.81        -3.15            0.40
Oppenheimer Global Securities Fund/VA                       5/1/02         -16.35        -3.69            3.78
Oppenheimer High Income Fund/VA                             5/1/02         -10.89       -23.30           -9.72
Oppenheimer Main Street Fund(R)/VA                          5/1/02          -8.84        -3.46            1.14
Pioneer Emerging Markets VCT Portfolio                      8/1/00         -30.16        -4.13           10.50
Pioneer Real Estate Shares VCT Portfolio                    8/1/00           0.37        -3.87            8.84
T. Rowe Price International Stock Portfolio                 5/1/95         -20.38        -4.90            2.39

* Because this fund of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs funds") is not available for investment under the Contract until May 22, 2012, currently there is no "Average Annual Total Return" performance information for the Goldman Sachs funds.

                                   TABLE 1B
                  SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                     FOR PERIODS ENDING DECEMBER 31, 2011
                        SINCE INCEPTION OF SUB-ACCOUNT
      (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)

                                                                                                     10 YEARS OR
                                                                           FOR YEAR                 SINCE INCEPTION
                                                          SUB-ACCOUNT       ENDED                   OF SUB-ACCOUNT
                                                         INCEPTION DATE    12/31/11     5 YEARS       (IF LESS)
                                                        ----------------  ----------  -----------  -----------------
Goldman Sachs VIT Core Fixed Income Fund                    01/09/06          5.41        3.60            3.44
Goldman Sachs VIT Equity Index Fund                         01/09/06          0.27       -1.93           -0.02
Goldman Sachs VIT Global Markets Navigator Fund*              N/A             N/A         N/A             N/A
Goldman Sachs VIT Government Income Fund                    01/09/06          4.81        4.15            3.86
Goldman Sachs VIT Growth Opportunities Fund                 01/09/06         -5.36        3.61            3.07
Goldman Sachs VIT Mid Cap Value Fund                        01/09/06         -7.95       -1.42            0.53
Goldman Sachs VIT Money Market Fund                         01/09/06         -1.45       -0.01            0.50
Goldman Sachs VIT Strategic Growth Fund                     01/09/06         -4.27       -1.23           -0.52
Goldman Sachs VIT Strategic International Equity Fund       01/09/06        -16.40       -8.31           -4.93
Goldman Sachs VIT Structured U.S. Equity Fund               01/09/06          2.39       -4.07           -2.26
AllianceBernstein VPS Growth and Income Portfolio            8/1/00           4.53       -3.60            0.79
AllianceBernstein VPS Large Cap Growth Portfolio             8/1/00          -4.68       -1.53           -0.96
AllianceBernstein VPS Small/Mid Cap Value Portfolio          5/1/02          -9.95        0.01            4.93
AllianceBernstein VPS Value Portfolio                        5/1/02          -5.17       -7.37            0.06
Delaware VIP International Value Equity Series               5/6/93         -15.68       -6.35            3.87
Delaware VIP Smid Cap Growth Series                          8/1/00           6.34        5.75            5.54
DWS Large Cap Value VIP                                      8/1/00          -1.10       -6.96           -0.26
DWS Capital Growth VIP                                       8/1/00          -6.00        0.74           -0.29
Fidelity VIP Asset Manager(SM) Portfolio                     5/4/94          -3.97        1.93            2.63
Fidelity VIP Equity-Income Portfolio                         9/5/91          -0.49       -3.91            1.58
Fidelity VIP Growth Portfolio                                9/5/91          -1.25       -0.09            0.04
Fidelity VIP High Income Portfolio                           9/24/91          2.52        4.09            6.47
Fidelity VIP Overseas Portfolio                              9/5/91         -18.37       -6.19            2.12
Fidelity VIP Contrafund(R) Portfolio                         5/1/01          -4.20       -0.77            4.49
Fidelity VIP Growth Opportunities Portfolio                  8/1/00           0.49       -1.26            0.73

                                                                                                     10 YEARS OR
                                                                           FOR YEAR                 SINCE INCEPTION
                                                          SUB-ACCOUNT       ENDED                   OF SUB-ACCOUNT
                                                         INCEPTION DATE    12/31/11     5 YEARS       (IF LESS)
                                                        ----------------  ----------  -----------  -----------------
Fidelity VIP Mid Cap Portfolio                               5/1/02         -12.15        0.73            6.96
Fidelity VIP Value Strategies Portfolio                      5/1/02         -10.36       -2.92            2.72
FT VIP Franklin Growth and Income Securities Fund            8/1/00           0.92       -2.57            2.44
FT VIP Franklin Large Cap Growth Securities Fund             5/1/02          -2.94       -1.61            0.93
FT VIP Franklin Small-Mid Cap Growth Securities Fund         8/1/00          -6.21        0.73            1.82
FT VIP Mutual Shares Securities Fund                         5/1/02          -2.48       -3.45            2.19
FT VIP Templeton Foreign Securities Fund                     5/1/02         -11.93       -3.21            2.90
Invesco Van Kampen V.I. American Franchise Fund              5/1/01          -7.31       -1.62           -0.77
Invesco V.I. Core Equity Fund                                8/1/00          -1.51       -0.28            0.30
Invesco V.I. Global Health Care Fund                         8/1/00           2.44        0.73            1.31
Invesco Van Kampen V.I. Mid Cap Growth Fund                  5/1/02          -8.72       -3.28            1.64
Invesco Van Kampen V.I. Value Opportunities Fund             5/1/02          -4.80       -7.11           -1.43
Janus Aspen Janus Portfolio                                  8/1/00          -6.91       -1.19            0.16
MFS(R)Mid Cap Growth Series                                  5/1/02          -7.53       -3.34           -0.76
MFS(R)New Discovery Series                                   5/1/02         -11.79        2.65            3.15
MFS(R)Total Return Series                                    5/1/02           0.11       -0.32            2.39
MFS(R)Utilities Series                                       5/1/02           4.96        3.44           10.00
Oppenheimer Balanced Fund/VA                                 5/1/02          -1.07       -5.69           -0.07
Oppenheimer Capital Appreciation Fund/VA                     5/1/02          -2.81       -2.25            0.40
Oppenheimer Global Securities Fund/VA                        5/1/02          -9.85       -2.80            3.79
Oppenheimer High Income Fund/VA                              5/1/02          -3.97      -22.56           -9.71
Oppenheimer Main Street Fund(R)/VA                           5/1/02          -1.76       -2.57            1.14
Pioneer Emerging Markets VCT Portfolio                       8/1/00         -24.72       -3.23           10.51
Pioneer Real Estate Shares VCT Portfolio                     8/1/00           8.16       -2.96            8.85
T. Rowe Price International Stock Portfolio                  5/1/95         -14.10       -3.91            2.48

* Because this fund of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs funds") is not available for investment under the Contract until May 22, 2012, currently there is no "Average Annual Total Return" performance information for the Goldman Sachs funds.

YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2011:

Yield                    -1.44%
Effective Yield          -1.43%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

   Effective Yield = [ (base period return + 1)(TO THE POWER OF 365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account VA-K.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2011 and December 31,2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 19, 2012

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                         NOTES      2011        2010
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $3,639.3
         and $2,647.6 in 2011 and 2010, respectively)                                        6,8   $ 3,770.6   $ 2,844.3
      Trading fixed maturities at fair value (amortized cost of $485.0 and $491.2
         in 2011 and 2010, respectively)                                                       8       528.7       526.4
      Equity securities at fair value (cost of $0.1 in 2010)                                   6          --         0.1
      Commercial mortgage loans                                                              6,8       197.5          --
      Policy loans                                                                             8       299.0       306.4
                                                                                                   ---------   ---------
         Total investments                                                                           4,795.8     3,677.2
                                                                                                   ---------   ---------
   Cash and cash equivalents                                                                           478.0       251.4
   Accrued investment income                                                                            45.7        41.7
   Premiums, accounts and notes receivable, net                                                          1.9         2.0
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and
      modified coinsurance                                                                    13     4,639.8     4,725.0
   Value of business acquired                                                                 12        23.1        27.3
   Deferred policy acquisition costs                                                          14       168.8       207.1
   Deferred federal income taxes                                                              10          --        80.4
   Derivative instruments receivable                                                         6,8       146.7       115.0
   Other assets                                                                               16        61.1        31.0
   Separate account assets                                                                     8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total assets                                                                              $13,657.0   $13,181.7
                                                                                                   =========   =========

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities at fair value of $584.4 and $585.3
         in 2011 and 2010, respectively)                                                       8   $ 5,292.9   $ 5,476.9
      Outstanding claims and losses (includes liabilities at fair value of $7.1 and $5.8
         in 2011 and 2010, respectively)                                                       8        97.5        88.6
      Contractholder deposit funds and other policy liabilities
         (includes liabilities at fair value of $94.6 and $97.2 in 2011 and 2010,
         respectively)                                                                         8     1,634.6       234.7
                                                                                                   ---------   ---------
         Total policy liabilities and accruals                                                       7,025.0     5,800.2
                                                                                                   ---------   ---------
   Derivative instruments payable                                                              8          --        98.0
   Collateral on derivative instruments                                                        8        38.7        11.6
   Securities sold under agreements to repurchase                                              8        99.7        89.6
   Deferred federal income taxes                                                              10        41.9          --
   Dividend payable to shareholder                                                            11       160.0       250.0
   Accrued expenses and other liabilities                                                     16        52.6        69.5
   Reinsurance payable                                                                        13     2,077.0     1,964.0
   Separate account liabilities                                                                8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total liabilities                                                                         $12,791.0   $12,306.5
                                                                                                   ---------   ---------

Commitments and contingencies (Notes 17 and 18)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
      and outstanding                                                                              $     2.5   $     2.5
   Additional paid-in capital                                                                          716.9       716.9
   Accumulated other comprehensive income                                                      6        53.0        94.2
   Retained earnings                                                                                    93.6        61.6
                                                                                                   ---------   ---------
         Total shareholder's equity                                                                    866.0       875.2
                                                                                                   ---------   ---------
         Total liabilities and shareholder's equity                                                $13,657.0   $13,181.7
                                                                                                   =========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  NOTES    2011     2010     2009
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                          13  $  47.4   $ 51.0   $ 48.5
   Universal life and investment product policy fees                 13    194.1    200.7    234.7
   Net investment income                                              7    197.3    191.4    323.3
   Net realized investment gains
      Total other-than-temporary impairment ("OTTI") losses           7     (0.2)      --    (10.0)
      OTTI losses recognized in other comprehensive income                    --       --     (2.6)
                                                                         -------------------------
      Net OTTI losses recognized in earnings                                (0.2)      --     (7.4)
      Net realized capital gains, excluding net OTTI losses
         recognized in earnings                                       7    102.0     91.0     30.0
                                                                         -------------------------
   Total net realized investment gains                                     101.8     91.0     22.6
   Other income                                                      16     20.5     26.2      7.1
                                                                         -------------------------
      Total revenues                                                       561.1    560.3    636.2
                                                                         -------------------------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses      13    295.2    259.1    346.5
   Policy acquisition expenses                                    12,14     47.6     64.5     96.8
   (Gains)/losses on derivative instruments                           6   (133.0)    (4.9)    27.5
   Other operating expenses                                          16     67.7     79.7     67.6
                                                                         -------------------------
      Total benefits, losses and expenses                                  277.5    398.4    538.4
                                                                         -------------------------

      Income before federal income taxes                                   283.6    161.9     97.8
                                                                         -------------------------

FEDERAL INCOME TAX EXPENSE
   Current tax benefit                                               10    (52.8)      --       --
   Deferred tax expense                                              10    144.4     42.7      6.3
                                                                         -------------------------
      Total federal income tax expense                                      91.6     42.7      6.3
                                                                         -------------------------

Net income                                                               $ 192.0   $119.2   $ 91.5
                                                                         =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                             2011     2010     2009
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                           -------------------------
Net income                                                                 $ 192.0   $119.2   $ 91.5
                                                                           -------------------------
Other comprehensive income, before tax:
   Unrealized gains for the period                                            35.4    134.1    229.7
      Less: reclassification adjustment for gains included in net income    (100.8)   (94.2)   (13.0)
                                                                           -------------------------
   Unrealized (losses)/gains on available-for-sale securities                (65.4)    39.9    216.7
   Net effect on value of business acquired and deferred
      acquisition costs                                                        2.0      2.6    (71.5)
   Cumulative effect of change in accounting principle                          --       --     12.2
                                                                           -------------------------
Other comprehensive (loss)/income, before tax                                (63.4)    42.5    157.4

   Income tax benefit/(expense) related to items of other
      comprehensive income                                                    22.2    (14.9)   (57.9)
                                                                           -------------------------
Other comprehensive (loss)/income, net of tax                                (41.2)    27.6     99.5

                                                                           -------------------------
Comprehensive income                                                       $ 150.8   $146.8   $191.0
                                                                           =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                         ACCUMULATED
                                           ADDITIONAL       OTHER                      TOTAL
                                  COMMON     PAID-IN    COMPREHENSIVE   RETAINED   SHAREHOLDER'S
(IN MILLIONS)                      STOCK     CAPITAL    (LOSS)/INCOME   EARNINGS       EQUITY
------------------------------------------------------------------------------------------------
                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5      $466.9        $(25.0)      $ 149.7       $ 594.1
                                   ==========================================================

Net income                                                                 91.5          91.5
Cumulative effect of change in
   accounting principle, net of
   income tax                                                (7.9)         11.0           3.1
Other comprehensive income -
   Net unrealized gains                                      99.5                        99.5
Capital contribution                          250.0                                     250.0
Dividend to shareholder                                                   (60.0)        (60.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2009       $2.5      $716.9        $ 66.6       $ 192.2       $ 978.2
                                   ==========================================================

Net income                                                                119.2         119.2
Other comprehensive income -
   Net unrealized gains                                      27.6           0.2          27.8
Dividend to shareholder                                                  (250.0)       (250.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2010       $2.5      $716.9        $ 94.2       $  61.6       $ 875.2
                                   ==========================================================

Net income                                                                192.0         192.0
Other comprehensive loss -
   Net unrealized losses                                    (41.2)                      (41.2)
Dividend to shareholder                                                  (160.0)       (160.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2011       $2.5      $716.9        $ 53.0       $  93.6       $ 866.0
                                   ==========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                               2011        2010        2009
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                               $   192.0   $   119.2   $    91.5
   Adjustments to reconcile net income to net cash provided by/(used in)
      operating activities:
      Changes in fair value of trading fixed maturities                          (8.5)       (7.8)      (27.5)
      Net realized investment gains                                            (101.8)      (91.0)      (22.6)
      Non cash derivative activity                                             (116.9)       29.8        27.4
      Net accretion and amortization on investments                             (72.7)      (68.5)      (56.6)
      Net amortization and depreciation                                          47.5        64.8       100.7
      Interest credited to contractholder deposit funds and trust
         instruments supported by funding obligations                            19.5         0.9         0.8
      Deferred federal income taxes                                             144.4        42.7         6.3
      Change in deferred policy acquisition costs                                  --          --        (4.1)
      Change in premiums and notes receivable, net of reinsurance
         premiums payable                                                       113.1        23.2         7.7
      Change in accrued investment income                                        12.1        (0.6)       (5.3)
      Change in policy liabilities and accruals, net                           (185.1)     (430.2)     (372.2)
      Change in reinsurance receivable and modified coinsurance                  85.2        99.1       109.6
      Change in accrued expenses and other liabilities                           (1.5)      (14.4)      (64.1)
      Other, net                                                                 (2.7)      (52.8)       57.6
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) operating activities                       124.6      (285.6)     (150.8)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities          2,636.8     1,776.9     1,509.7
      Proceeds from maturities of available-for-sale fixed maturities            26.9        45.4       519.6
      Proceeds from disposals of trading fixed maturities                       128.1       108.8        68.0
      Proceeds from maturities of trading fixed maturities                        0.2         4.8        49.1
      Proceeds from mortgages sold, matured or collected                         38.6          --          --
      Proceeds from other investments                                           627.1       364.2       349.8
      Reinsurance transactions, net of cash acquired                             26.6          --          --
      Business acquisitions, net of cash acquired                                  --          --         7.2
      Purchase of available-for-sale fixed maturities                        (2,259.5)   (1,515.5)   (2,239.5)
      Purchase of trading fixed maturities                                     (117.0)     (200.7)      (60.5)
      Purchase of other investments                                            (629.5)     (389.1)     (288.4)
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) investing activities                       478.3       194.8       (85.0)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                      (139.0)     (101.2)         --
      Proceeds from issuance of repurchase agreements                           149.1       190.6          --
      (Withdrawals from)/deposits in contractholder deposit funds              (120.2)      (46.6)       69.5
      Withdrawals from trust instruments supported by funding obligations       (16.2)       (0.8)       (0.9)
      Capital contribution                                                         --          --       250.0
      Dividend to shareholder                                                  (250.0)         --       (60.0)
                                                                            ---------   ---------   ---------
      Net cash (used in)/provided by financing activities                      (376.3)       42.0       258.6
                                                                            ---------   ---------   ---------
      Net change in cash and cash equivalents                                   226.6       (48.8)       22.8
      Cash and cash equivalents, beginning of period                            251.4       300.2       277.4
                                                                            ---------   ---------   ---------
      Cash and cash equivalents, end of period                              $   478.0   $   251.4   $   300.2
                                                                            =========   =========   =========

      Income taxes received/(paid)                                          $    43.1   $      --   $      --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2011, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), which insures and reinsures run-off blocks of traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure". The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes flowing through net income.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are carried at fair value with changes flowing through net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Policy loans represent loans the Company issues to contractholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities". At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

As a result of the Company's adoption of FASB ASC Topic 320 on April 1, 2009, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company did not intend to sell, nor was it more likely than not that the Company would be required to sell before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets is restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds. See Note 14 for further information about DAC.

     E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2011 and 2010, respectively. See Note 13 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the contracts using traditional insurance accounting. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the variable universal life block of policies is deemed to be 30 years and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized to reduce the carrying value of the acquired insurance liabilities, except for the closed block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0% to 11.25% for annuities and 2.5% to 6.5% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 15 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 and Note 5 for further information regarding revaluation of DAC and deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

The Company elected the fair value option on policies making up the Closed Block. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to match fair value asset and liability movements. See Note 9 for further information about Closed Block.

     L. RECENT ACCOUNTING DEVELOPMENTS

IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS (ASC 820). In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic
820) - Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 provides amended disclosure requirements related to fair value measurements. Certain of these disclosure requirements became effective for the Company beginning in 2010, while others became effective for the Company beginning in 2011. Since these amended principles require only additional disclosures concerning fair value measurements, adoption did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. RECENT ACCOUNTING DEVELOPMENTS (CONTINUED)

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. As the Company is already in compliance with the provisions of this guidance, adoption of ASU No. 2010-26 will not have an effect on the Company's financial condition, results of income or cash flows.

RECONSIDERATION OF EFFECTIVE CONTROL FOR REPURCHASE AGREEMENTS (ASC 860). In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic
860) - Reconsideration of Effective Control for Repurchase Agreements." ASU No. 2011-03 changes the assessment of effective control by removing (i) the criterion that requires the transferor to have the ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 is effective for periods beginning after December 15, 2011. The adoption of ASU No. 2011-03 will not affect the Company's financial condition, results of income or cash flows.

AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSs (ASC 820). In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will not materially affect the Company's financial condition, results of income or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME (ASC 220). In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income." ASU No. 2011-05 improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. ASU No. 2011-05 requires the Company to present all nonowner changes in shareholder's equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements, and to present on the face of the financial statements reclassification adjustments from other comprehensive income to net income. These amendments related to the presentation of other comprehensive income are effective for fiscal years ending after December 15, 2012, while the amendments related to the presentation of reclassification adjustments have been deferred. As the standard only addresses financial statement presentation, adoption will not affect the Company's financial condition, results of income or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210). In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." ASU No. 2011-11 will require disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company's financial condition, results of income or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. SIGNIFICANT TRANSACTIONS

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21.3 million. In connection with this transaction, a trust account was established for the sole use and benefit of the Company, and the Company received approximately $1.2 billion of available-for-sale fixed maturities and $239.2 million of commercial mortgage loan assets. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

4. SIGNIFICANT TRANSACTIONS (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled Reinsurance Company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products are passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 13 for further information on reinsurance.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with a third party, whereby the third party agreed to assumption reinsure certain individual disability income insurance policies that were 100% coinsured to and serviced by the third party. In connection with the agreement, the Company paid $1.0 and $4.0 million to the third party in 2009 and 2010, respectively. The Company received approval from the Massachusetts Division of Insurance and the New York Insurance Department for the transaction and from several other State insurance departments.

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of a third party and its affiliates. Under this coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Subsequently, in the fourth quarter of 2010, the Company assigned to another third party all of its rights, titles, interests and privileges and certain duties and obligations related to the block of fixed annuity contracts originally assumed. Upon closing of the transactions, the Company paid a total novation fee of $1.2 million to the original third party. See Note 13 for further information on reinsurance.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with a third party. Under the agreements, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. Subsequently, on April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of the third party, thereby reducing mortality exposure for the Company.

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2011     2010
--------------------------------------------------
(IN MILLIONS)
Beginning balance                  $216.7   $239.4
Provision for GMDB:
   GMDB expense incurred             37.0     39.8
   Volatility (1)                    70.5     14.9
                                   ---------------
                                    107.5     54.7
Claims, net of reinsurance:
   Claims from policyholders        (71.2)   (70.4)
   Claims ceded to reinsurers        60.3     64.0
                                   ---------------
                                    (10.9)    (6.4)
GMDB reinsurance premium            (58.9)   (71.0)
                                   ---------------
Ending balance                     $254.4   $216.7
                                   ===============

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2011 and 2010.

     - The projection model uses 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2011, volatility assumptions range from 25% to 42% for equities varying by fund type and duration; 4% for bond funds; and 1% for money market funds. For 2010, volatility assumptions range from 23% to 42% for equities varying by fund type and duration; 6% for bond funds; and 1% for money market funds.

     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 35% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2012 and 2013 are approximately 8% and 9%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2011       2010
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,549   $  2,732
   Net amount at risk                                    $     23   $     22
   Average attained age of contractholders                     63         63
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    622   $    756
   Net amount at risk                                    $     93   $     90
   Average attained age of contractholders                     68         68
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     33   $     45
   Net amount at risk                                    $     22   $     24
   Average attained age of contractholders                     80         79
Higher of ratchet or roll-up
   Account value                                         $  2,245   $  2,706
   Net amount at risk                                    $  1,362   $  1,326
   Average attained age of contractholders                     76         75
Total of guaranteed benefits categorized above
   Account value                                         $  5,449   $  6,239
   Net amount at risk                                    $  1,500   $  1,462
   Average attained age of contractholders
      (weighted by account value)                              69         69
Number of contractholders                                 133,441    146,931

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2011 was $8.4 million with a benefit paid of approximately $4.7 million for the year ended December 31, 2011. The GMIB liability as of December 31, 2010 was $11.9 million with a benefit paid of approximately $10.5 million for the year ended December 31, 2010. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,    2011    2010
------------------------------------------------
(IN MILLIONS)
Balance at beginning of year       $  --   $  --
Acquisition expenses deferred        2.9     0.3
Reinsurance ceded                   (2.9)   (0.3)
                                   -------------
Balance at end of year             $  --   $  --
                                   =============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2011         2010
------------------------------------------------------------------
(IN MILLIONS)
Account value                              $     19.4   $     23.8
Range of guaranteed minimum return rates    2.8 - 5.2%   2.8 - 5.7%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                    2011    2010
--------------------------------------------
(IN MILLIONS)
Asset Type:
   Fixed maturities            $26.7   $28.7
   Cash and cash equivalents     1.8     5.6
                               -------------
Total                          $28.5   $34.3
                               =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2011                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  456.6     $ 68.2      $    --     $  524.8
States and political subdivisions                  292.8       46.2           --        339.0
Emerging markets                                    18.2        0.2         (0.2)        18.2
Corporate fixed maturities                       1,229.5       84.7         (8.8)     1,305.4
Structured securities                            1,642.2       40.2        (99.2)     1,583.2
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $3,639.3     $239.5      $(108.2)    $3,770.6
                                                =============================================

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2010                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  469.5     $ 12.4       $(15.7)    $  466.2
States and political subdivisions                  293.5        5.9         (3.8)       295.6
Foreign governments                                  2.0         --           --          2.0
Corporate fixed maturities                         976.2      110.4         (5.9)     1,080.7
Structured securities                              906.4       99.7         (6.3)       999.8
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $2,647.6     $228.4       $(31.7)    $2,844.3
                                                =============================================
Equity securities (1)                           $    0.1     $   --       $   --     $    0.1
                                                =============================================

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

At December 31, 2011 and 2010, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $88.4 and $92.4 million, and $104.4 and $99.0 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2011 and 2010, cash and fixed maturities held as collateral were $40.5 and $15.4 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

                                         AMORTIZED     FAIR
AS OF DECEMBER 31, 2011                     COST       VALUE
-------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                   $   24.5   $   24.8
Due after one year through five years        684.8      696.4
Due after five years through ten years       764.7      802.1
Due after ten years                        2,165.3    2,247.3
                                          -------------------
Total                                     $3,639.3   $3,770.6
                                          ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

                          AMORTIZED
AS OF DECEMBER 31, 2011      COST
-----------------------------------
(IN MILLIONS)
2012                        $ 10.1
2013                          65.1
2014                          49.2
2015                          59.2
2016                          10.2
2017 and thereafter            3.7
                            ------
   Total                    $197.5
                            ======

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears and no valuation allowances deemed necessary at December 31, 2011.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML by geographic region and property type.

                            AMORTIZED
AS OF DECEMBER 31, 2011       COST
-------------------------------------
(IN MILLIONS)
Virginia                      $ 47.7
New York                        40.8
Florida                         36.2
Minnesota                       18.6
Washington                      17.8
California                      16.0
Nebraska                        10.0
Multiple                        10.4
                              ------
   Total by Region            $197.5
                              ======

Office Building               $ 91.8
Apartment                       38.1
Warehouse                       33.9
Retail                          17.0
Other Commercial                15.9
Industrial                       0.8
                              ------
   Total by Property Type     $197.5
                              ======

     C. DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS

The Company's embedded derivatives relate to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2011
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 39.3         $--          9,131
   GMDB product derivatives                                        48.5          --        471,956
   Embedded derivatives under modified coinsurance contracts       58.9          --              3
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $146.7         $--        481,090
                                                                 =================================

   Fair value included within total assets                       $146.7
                                                                 ======
   Fair value included within total liabilities                                 $--
                                                                                ===

As of December 2010
(In millions, except number of contracts)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 30.5        $  --         7,614
   Foreign currency swap                                            1.6           --             1
   GMDB product derivatives                                        23.9           --       331,192
   Credit                                                            --          1.1             3
   Embedded derivatives under modified coinsurance contracts       59.0         96.9             2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $115.0        $98.0       338,812
                                                                 =================================

   Fair value included within total assets                       $115.0
                                                                 ======
   Fair value included within total liabilities                                $98.0
                                                                               =====

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $  3.4
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments            0.8
GMDB product derivatives           (Gains)/losses on derivative instruments           20.0
Credit default swaps               (Gains)/losses on derivative instruments           (0.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments          112.8
                                                                                    ------
                                                                                     133.0
                                                                                    ------
Total gain                                                                          $136.4
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2010 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $ (4.4)
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments           (0.6)
GMDB product derivatives           (Gains)/losses on derivative instruments          (65.5)
Credit default swaps               (Gains)/losses on derivative instruments           (1.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments           72.6
                                                                                    ------
                                                                                       4.9
                                                                                    ------
Total gain                                                                          $  0.5
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2009 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    -------
General account derivatives        Net realized investment gains/(losses)           $   2.4
                                                                                    -------
Foreign currency swap              Losses/(gains) on derivative instruments             2.0
GMDB product derivatives           Losses/(gains) on derivative instruments          (138.2)
Credit default swaps               Losses/(gains) on derivative instruments            (6.9)
Embedded derivatives under
   modified coinsurance contacts   Losses/(gains) on derivative instruments           115.6
                                                                                    -------
                                                                                      (27.5)
                                                                                    -------
Total loss                                                                          $ (25.1)
                                                                                    =======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2011 and 2010, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                         2011    2010
                                                         ----   -----
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                             $3.7   $ 5.0

Additions:
Initial impairments - credit loss OTTI recognized on
   securities not previously impaired                     0.2      --

Reductions:
Due to sales (or maturities, pay downs or prepayments)
   during the period of securities previously credit
   loss OTTI impaired                                      --    (1.3)
                                                         ----   -----
BALANCE AT END OF YEAR                                   $3.9   $ 3.7
                                                         ====   =====

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

                                                  GROSS                       NUMBER OF
DECEMBER 31, 2011                               UNREALIZED     FAIR     SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES       VALUE      UNREALIZED LOSSES
---------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $ 32.6     $  750.4           104
   Greater than 12 months                            1.9         12.8            14
                                                  ---------------------------------
Total investment grade fixed maturities           $ 34.5     $  763.2           118
                                                  ---------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 72.3     $  710.1           120
   Greater than 12 months                            1.4          9.2             6
                                                  ---------------------------------
Total below investment grade fixed maturities       73.7        719.3           126
                                                  ---------------------------------
Total fixed maturities                            $108.2     $1,482.5           244
                                                  =================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $3 thousand at December 31, 2011. The Company's intent is to hold the securities until anticipated recovery above book values.

                                                  GROSS                     NUMBER OF
DECEMBER 31, 2010                               UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES      VALUE     UNREALIZED LOSSES
-------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $16.5      $413.0             69
   Greater than 12 months                           9.2        43.8              7
                                                  --------------------------------
Total investment grade fixed maturities           $25.7      $456.8             76
                                                  --------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 2.4      $ 73.6             16
   Greater than 12 months                           3.6        17.5             10
                                                  --------------------------------
Total below investment grade fixed maturities       6.0        91.1             26
                                                  --------------------------------
Total fixed maturities                            $31.7      $547.9            102
                                                  ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $19.5 million at December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     F. VARIABLE INTEREST ENTITY

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16.0 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.

     G. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:

AS OF DECEMBER 31,
ISSUER NAME (IN MILLIONS)     2011      2010
--------------------------------------------
U.S. Treasury and Strips     $453.9   $369.7
Bank of America Large Loan     91.2       --

7. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2011     2010     2009
----------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                    $226.3   $227.6   $206.5
Fixed maturities - change in fair value on trading securities      8.5      7.8     27.5
Commercial mortgage loans                                          5.7       --       --
Equity securities                                                   --       --      3.9
Policy loans                                                      20.9     21.7     19.4
Modified coinsurance interest income                              64.5     70.3     68.7
Short-term investments and miscellaneous income/(loss)             0.2     (7.1)     2.7
                                                                ------------------------
   Gross investment income                                       326.1    320.3    328.7
Less: modified coinsurance interest expenses                    (121.9)  (122.6)      --
Less: investment expenses                                         (6.9)    (6.3)    (5.4)
                                                                ------------------------
Net investment income                                           $197.3   $191.4   $323.3
                                                                ========================

The Company had no fixed maturities on non-accrual status at December 31, 2011, 2010 or 2009. The Company had no fixed maturities which were non-income producing at December 31, 2011, 2010 or 2009.

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,           2011     2010    2009
----------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)   $100.8   $94.2   $22.5
Trading fixed maturities                     1.5     1.1     7.3
Commercial mortgage loans                   (1.1)     --      --
Equity securities (2)                         --      --    (9.7)
Other investments                            0.6    (4.3)    2.5
                                          ----------------------
   Net realized investment gains           101.8    91.0    22.6
                                          ======================

(1) The Company recognized other-than-temporary impairments of $0.2, $0.0, and $7.4 million in 2011, 2010, and 2009, respectively.

(2)  The Company had no other-than-temporary impairments in 2011, 2010, or 2009.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY      GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES        GAINS   LOSSES
------------------------------------------------------------------
(IN MILLIONS)

2011
Fixed maturities                      $2,414.7     $114.7    $13.9

2010
Fixed maturities                      $1,683.3     $105.6    $12.8

2009
Fixed maturities                      $1,354.8     $ 57.3    $38.5

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2011 and 2010. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                           $447.5    $   77.3    $ --     $  524.8
      States and political subdivisions                      --       339.0      --        339.0
      Emerging markets                                       --        18.2      --         18.2
      Corporate fixed maturities                           12.0     1,293.1     0.3      1,305.4
      Structured securities                                  --     1,583.2      --      1,583.2
                                                         ---------------------------------------
         Total available-for-sale fixed maturities        459.5     3,310.8     0.3      3,770.6
                                                         ---------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
------------------------------------------------------------------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               6.5        2.6        --        9.1
      States and political subdivisions                       --       30.4        --       30.4
      Corporate fixed maturities                              --      331.4        --      331.4
      Structured securities                                   --      157.8        --      157.8
                                                        ----------------------------------------
         Total trading fixed maturities                      6.5      522.2        --      528.7
                                                        ----------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                 --       32.9        --       32.9
      Equity market contracts                               39.3       14.8       0.8       54.9
      Embedded derivatives - modco loans                      --         --      58.9       58.9
                                                        ----------------------------------------
         Total derivative instruments receivable            39.3       47.7      59.7      146.7
                                                        ----------------------------------------
      Separate account assets                            3,296.1         --        --    3,296.1
                                                        ----------------------------------------
      Total assets at fair value                        $3,801.4   $3,880.7    $ 60.0   $7,742.1
                                                        ========================================
Financial Liabilities
      Closed Block policy liabilities                   $     --   $     --    $686.1   $  686.1
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $     --    $686.1   $  686.1
                                                        ========================================

DECEMBER 31, 2010 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                          $  367.4   $   98.8    $   --   $  466.2
      States and political subdivisions                       --      295.6        --      295.6
      Foreign governments                                    2.0         --        --        2.0
      Corporate fixed maturities                              --    1,080.4       0.3    1,080.7
      Structured securities                                   --      999.8        --      999.8
                                                        ----------------------------------------
         Total available-for-sale fixed maturities         369.4    2,474.6       0.3    2,844.3
                                                        ----------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               2.3        2.7        --        5.0
      States and political subdivisions                       --       29.2        --       29.2
      Corporate fixed maturities                              --      302.4        --      302.4
      Structured securities                                   --      189.8        --      189.8
                                                        ----------------------------------------
         Total trading fixed maturities                      2.3      524.1        --      526.4
                                                        ----------------------------------------
      Equity securities                                      0.1         --        --        0.1
   Derivative instruments receivable
      Interest rate contracts                                 --       11.5        --       11.5
      Foreign currency contracts                              --        1.6        --        1.6
      Equity market contracts                               30.5       11.2       1.2       42.9
      Embedded derivatives - modco loan                       --         --      59.0       59.0
                                                        ----------------------------------------
         Total derivative instruments receivable            30.5       24.3      60.2      115.0
                                                        ----------------------------------------
      Separate account assets                            4,023.6         --        --    4,023.6
                                                        ----------------------------------------
      Total assets at fair value                        $4,425.9   $3,023.0    $ 60.5   $7,509.4
                                                        ========================================
Financial Liabilities
   Derivative instruments payable
      Credit contracts                                  $     --   $    0.6    $  0.5   $    1.1
      Embedded derivatives - modco loan                       --         --      96.9       96.9
                                                        ----------------------------------------
      Total derivative instruments payable                    --        0.6      97.4       98.0
                                                        ----------------------------------------
      Closed Block policy liabilities                         --         --     688.3      688.3
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $    0.6    $785.7   $  786.3
                                                        ========================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2011 and 2010. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2011 and December 31, 2010.

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS                      NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE                    IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE   NET SETTLEMENTS     OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $  --          $   --             $  --             $--           $  0.3
Derivative contracts
   Equity market                           1.2        --             0.2                --            (0.6)             0.8
   Embedded derivative                    59.0        --            (0.1)               --              --             58.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             60.2        --             0.1                --            (0.6)            59.7
                                        -----------------------------------------------------------------------------------
Total assets                            $ 60.5        --             0.1                --            (0.6)          $ 60.0
                                        ===================================================================================
Financial Liabilities
Closed Block policy liabilities         $688.3    $(10.7)(1)      $  8.5             $  --             $--           $686.1
Derivative contracts
   Credit                                  0.5       0.4              --              (0.9)             --               --
   Embedded derivative                    96.9        --           (96.9)               --              --               --
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             97.4       0.4           (96.9)             (0.9)             --               --
                                        -----------------------------------------------------------------------------------
Total liabilities                       $785.7    $(10.3)         $(88.4)            $(0.9)            $--           $686.1
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS     NET PURCHASES,   NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE    ISSUANCES AND   IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE      SETTLEMENTS      OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $   --         $   --             $   --            $   --        $  0.3
   Structured securities                  42.6         --             --                 --             (42.6)           --
Derivative contracts
   Foreign currency                        2.1         --             --                 --              (2.1)           --
   Equity market                            --       (0.7)            --                1.9                --           1.2
   Embedded derivative                    59.3         --           (0.3)                --                --          59.0
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             61.4       (0.7)          (0.3)               1.9              (2.1)         60.2
                                        -----------------------------------------------------------------------------------
Total assets                            $104.3     $ (0.7)        $ (0.3)            $  1.9            $(44.7)       $ 60.5
                                        ===================================================================================

Financial Liabilities
Closed Block policy liabilities         $684.1     $   --         $   --             $  4.2(1)         $   --        $688.3
Derivative contracts
   Credit                                   --         --             --                 --               0.5           0.5
   Embedded derivative                   135.2      (28.0)         (44.9)              34.6                --          96.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts            135.2      (28.0)         (44.9)              34.6               0.5          97.4
                                        -----------------------------------------------------------------------------------
Total liabilities                       $819.3     $(28.0)        $(44.9)            $ 38.8            $  0.5        $785.7
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures":

     COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2011 and 2010 was approximately $99.7 and $89.6 million, respectively. The Company posted $99.7 and $89.6 million in Treasury securities as collateral for these transactions as of December 31, 2011 and 2010, respectively. Fair value is estimated based on expected future cash flows and interest rates.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and fair value of other individual contract funds represent the present value of future policy benefits.

     GUARANTEED INVESTMENT CONTRACT

Fair values are estimated using discounted cash flow calculations and current interest rates for contracts with similar maturities.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2011 and 2010:

                                                                2011                 2010
                                                        ---------------------------------------
                                                        CARRYING     FAIR     CARRYING    FAIR
DECEMBER 31,                                              VALUE      VALUE      VALUE     VALUE
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Commercial mortgage loans                            $  197.5   $  199.9    $   --    $   --
   Policy loans                                            299.0      398.1     306.4     369.3
                                                        ---------------------------------------
                                                        $  496.5   $  598.0    $306.4    $369.3
                                                        =======================================
Financial Liabilities
   Securities sold under agreements to repurchase       $   99.7   $   99.7    $ 89.6    $ 89.6
   Supplementary contracts without life contingencies        5.7        5.7       7.4       7.4
   Guaranteed investment contract                             --         --      16.0      17.6
   Other individual contract deposit funds               1,457.1    1,457.1     106.1     106.1
                                                        ---------------------------------------
                                                        $1,562.5   $1,562.5    $219.1    $220.7
                                                        =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                                2011     2010
-----------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
   Trading fixed maturities at fair value (amortized cost of $485.0
      and $491.2 in 2011 and 2010, respectively)                          $528.7   $526.4
   Policy loans                                                             93.3     96.8
   Cash and cash equivalents                                                 8.2      3.4
   Accrued investment income                                                 9.3      9.6
   Deferred federal income taxes                                            19.7     20.6
   Other assets                                                              1.4      1.5
                                                                          ---------------
      Total assets                                                        $660.6   $658.3
                                                                          ---------------
LIABILITIES
   Policy liabilities and accruals at fair value                          $596.5   $596.9
   Policyholder dividend obligation at fair value (1)                       76.9     77.9
   Policyholder dividends payable at fair value (1)                         12.7     13.5
   Other liabilities                                                         4.4      7.8
                                                                          ---------------
      Total liabilities                                                   $690.5   $696.1
                                                                          ---------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block and maximum future earnings to be recognized from Closed
   Block assets and liabilities                                           $ 29.9   $ 37.8
                                                                          ===============

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31           2011    2010   2009
--------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income             $18.0   $19.4   $22.3
   Net investment income                  46.9    49.5    67.2
   Net realized investment gains           1.5     1.1     7.3
                                         ---------------------
      Total revenues                      66.4    70.0    96.8
                                         ---------------------

BENEFITS AND EXPENSES
   Policy benefits                        54.6    68.3    92.3
   Other expenses                          0.5     0.4     0.4
                                         ---------------------
      Total benefits and expenses         55.1    68.7    92.7
                                         ---------------------

Net contribution from the Closed Block   $11.3   $ 1.3   $ 4.1
                                         ---------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2011 through December 31, 2011. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members.

FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015 and will file a stand alone tax return for the period January 1, 2011 through December 31, 2011. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C. Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The Company filed a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. Both the Company and FAFLIC filed standalone tax returns the period January 1, 2009 through December 31, 2009. The Company received payments for tax benefits in the amount of $57.3 and $0.0 million for 2011 and 2010, respectively.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                 2011     2010   2009
---------------------------------------------------------------------
(IN MILLIONS)
Federal income tax expense/(benefit)
   Current tax benefit                          $(52.8)  $  --   $ --
   Deferred tax expense                          144.4    42.7    6.3
                                                ---------------------
Total                                           $ 91.6   $42.7   $6.3
                                                =====================

FOR THE YEARS ENDED DECEMBER 31,                 2011    2010    2009
----------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense             $99.3   $56.7   $ 34.2
   Dividend received deduction                   (4.4)   (4.5)    (3.8)
   Prior years' federal income tax adjustment    (2.9)   (2.9)      --
   Tax credits                                   (0.4)   (0.5)      --
   Valuation allowance                             --    (6.1)   (24.1)
                                                ----------------------
Federal income tax expense                      $91.6   $42.7   $  6.3
                                                ======================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                  2011       2010
--------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
   Insurance reserves                       $  70.5    $  69.0
   Sec. 848 capitalization                     50.2       46.7
   Tax credit carryforwards                     6.1       11.0
   Loss carryforwards                          35.4      140.5
   Ceding commission                            6.4       13.4
   Accrued policyholder dividends               4.5        4.7
   Deferred compensation                        2.5        0.1
                                            ------------------
      Subtotal deferred tax asset             175.6      285.4
         Valuation allowance                   (6.1)      (6.1)
                                            ------------------
Total deferred tax asset, net               $ 169.5    $ 279.3
                                            ------------------

Deferred tax liability
      VOBA/DAC                              $ (85.6)   $(101.3)
      Investments, net                       (101.0)     (76.4)
      Fair value adjustment - Closed Block    (15.3)     (12.3)
      Other, net                               (9.5)      (8.9)
                                            ------------------
Total deferred tax liability                 (211.4)    (198.9)
                                            ------------------
Total deferred tax (liability)/asset, net   $ (41.9)   $  80.4
                                            ==================

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $6.1 million for the tax year ended December 31, 2011 and 2010, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2011, the Company has foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $33.3 million that begin to expire in 2017 and no capital loss carryforwards. At December 31, 2010, the Company has foreign tax credit carryforwards of $11.0 million that will expire beginning in 2013, net operating loss carryforwards of $136.3 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. FAFLIC has a capital loss carryforward of $2.1 million at December 31, 2011 and $4.2 million at December 31, 2010 that begin to expire in 2013 and is also subject to annual limitations on utilization.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2011 and December 31, 2010, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2006 and forward. FAFLIC's exam period is open in 2007 and forward. The Hanover Group ("THG") has agreed to indemnify the Company, FAFLIC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the transaction agreements of both entities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $71.7 and $54.5 million at December 31, 2011 and 2010, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $403.9 and $430.7 million at December 31, 2011 and 2010, respectively, for the Company.

In 2011, the Company declared a dividend payable of $160.0 million to its stockholder of record, Goldman Sachs, which was paid in January 2012. In 2010, the Company declared a dividend payable of $250.0 million to Goldman Sachs which was paid in January 2011. In 2009, the Company declared and paid a dividend of $60.0 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

                                                                  2011    2010
                                                                 -------------
(IN MILLIONS)
   Balance, at beginning of year                                 $27.3   $30.3
   Amortized to expense during the year                           (4.3)   (2.9)
   Adjustment for unrealized investment losses during the year     0.1    (0.1)
                                                                 -------------
   Balance, at end of year                                       $23.1   $27.3
                                                                 =============

In 2009, the amount amortized to expense was $23.8 million.

Estimated future amortization of VOBA as of December 31, 2011 is as follows:

(IN MILLIONS)
   2012                  $ 3.1
   2013                    2.9
   2014                    2.7
   2015                    2.5
   2016                    2.3
   2017 and thereafter     9.6
                         -----
   Total                 $23.1
                         =====

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2011 and 2010, the Company ceded reserves of $525.2 and $553.6 million, respectively. The Company also cedes 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2011 and 2010, the Company ceded reserves of $33.3 and $35.5 million, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

As previously discussed in Note 4 - Significant Transactions, on December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of and for the benefit of a segregated account established by Arrow. Upon execution of the treaty, the Company wrote off a net $55.0 million after considering in its reinsurance costs of $76.5 million for VOBA and $61.7 million for DAC associated with the variable annuity business. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a receivable of $23.2 million and a liability of $96.9 million is reflected on the Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and December 31, 2010, the assumed reserves under this contract were $2.2 and $2.1 billion, respectively. In conjunction with this agreement, Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2011 and 2010, the trust account held $129.9 million and $99.6 million, respectively, of cash equivalents and fixed maturities.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also mainatains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. As mentioned in
Note 4 - Significant Transactions, in 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities. The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,            2011        2010
--------------------------------------------------------------
(IN MILLIONS)
Policy liabilities and accruals:
   Direct                                $ 3,160.4   $ 3,331.1
   Assumed - non-affiliated                3,864.6     2,469.1
                                         ---------------------
Total policy liabilities and accruals:     7,025.0     5,800.2

   Ceded - affiliated (1)                 (2,729.5)   (2,676.9)
   Ceded - non-affiliated (1)               (621.5)     (809.6)
                                         ---------------------
Net policy liabilities and accruals      $ 3,674.0   $ 2,313.7
                                         =====================

(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2011 or 2010, respectively.

As of December 31, 2011 and 2010, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia and Arrow. Reinsurance recoverables at December 31, 2011 and 2010 of approximately $558.5 and $589.1 million, respectively, related to the blocks of business reinsured with Columbia and approximately $2.2 and $2.1 billion, respectively, related to the block of business reinsured with Arrow.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2011    2010     2009
--------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
   Direct                                          $27.5   $ 32.3   $ 40.2
   Assumed - non-affiliated                         29.0     31.6     27.7
   Ceded - non-affiliated                           (9.1)   (12.9)   (19.4)
                                                   -----------------------
Net premiums                                       $47.4   $ 51.0   $ 48.5
                                                   =======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,                 2011      2010      2009
--------------------------------------------------------------------------
(IN MILLIONS)
Universal life and investment product
   policy fees:
   Direct                                      $ 112.4   $ 124.7   $ 125.7
   Assumed - affiliated                             --       7.5       7.5
   Assumed - non-affiliated                      155.4     159.9     113.3
   Ceded - affiliated                            (73.7)    (91.4)    (12.5)
   Ceded - non-affiliated                           --        --       0.7
                                               ---------------------------
Net universal life and investment product
   policy fees                                 $ 194.1   $ 200.7   $ 234.7
                                               ===========================

Life and accident and health insurance and
   other individual policy benefits, claims,
   losses and loss adjustment expenses:
   Direct                                      $ 163.1   $ 250.9   $ 338.9
   Assumed - affiliated                             --       2.2     112.8
   Assumed - non-affiliated                      223.3     193.9      16.0
   Ceded - affiliated                           (210.0)   (163.3)   (101.7)
   Ceded - non-affiliated                        118.8     (24.6)    (19.5)
                                               ---------------------------
Net policy benefits, claims, losses and loss
   adjustment expenses                         $ 295.2   $ 259.1   $ 346.5
                                               ===========================

14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,               2011     2010
-------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                 $207.1   $243.3
Block acquisition                                3.0       --
Amortized to expense during the year           (43.3)   (61.6)
Adjustment for unrealized investment losses
   during the year                               2.0      2.7
Capitalization, other                             --     22.7
                                              ---------------
Balance, at end of year                       $168.8   $207.1
                                              ===============

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3.0 million.

In 2009, the amount amortized to expense was $65.6 million.

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company's financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $198.3 and $370.4 million at December 31, 2011 and 2010, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $198.3 and $372.2 million at December 31, 2011 and 2010 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
State licenses (intangible asset)   $ 5.3   $ 5.3
Accounts receivable                   4.6     8.0
Deferred modco interest expense      31.6    12.2
Taxes receivable                      9.7     0.1
Miscellaneous assets                  9.9     5.4
                                    -------------
Total other assets                  $61.1   $31.0
                                    =============

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
Payables in process                 $37.6   $31.0
Policyholder liabilities              0.7    20.7
Taxes payable                         1.2     2.3
Accrued expenses                      7.3     9.2
Miscellaneous liabilities             5.8     6.3
                                    -------------
Total accrued expenses and other
   liabilities                      $52.6   $69.5
                                    =============

Other income consists of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Asset management fees              $ 1.5   $ 1.6   $ 8.3
Reinsurance administration fee      16.8    17.6     2.0
Miscellaneous income/(loss)          2.2     7.0    (3.2)
                                   ---------------------
Total other income                 $20.5   $26.2   $ 7.1
                                   =====================

Other operating expenses consist of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Taxes, licenses and fees           $ 6.2   $ 6.2   $ 6.0
Commission expense                   7.7    13.4     4.4
Fees and operational services       37.1    34.2    36.7
Salaries and benefits                9.8    10.7    11.4
Legal and auditing                   1.9     5.5     4.1
Miscellaneous operating expenses     5.0     9.7     5.0
                                   ---------------------
Total other operating expenses     $67.7   $79.7   $67.6
                                   =====================

17. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.5, $0.5 and $0.3 million for the years ended 2011, 2010, and 2009, respectively. The Company does not have direct lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2011, lease commitments relating to this lease were $27.3 thousand for 2012 and 2013 and $9.1 thousand for 2014. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17. COMMITMENTS (CONTINUED)

As of December 31, 2011, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
   2012                  $15.7
   2013                   14.1
   2014                   12.7
   2015                   12.3
   2016                    3.5
   2017 and thereafter     6.7
                         -----
   Total                 $65.0
                         =====

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the business being transferred. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

19. RELATED PARTY TRANSACTIONS

The Company has administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, distribution services. The Company recorded expenses for these agreements of $14.1, $10.1, and $6.8 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.4 and $0.2 million payable at December 31, 2011 and 2010, respectively.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of, and for the benefit of a segregated account established by Arrow. Under this agreement, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Arrow of $15.0 and $15.7 million for the years ended December 31, 2011 and 2010, respectively, and had $1.9 and $1.4 million receivable at December 31, 2011 and 2010, respectively.

The Company provides management services, administrative support, and use of Company facilities for affiliates and receives certain distribution and administration fees from affiliates. The Company recorded income from these agreements of $7.5, $7.9, and $6.1 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.9 and $1.3 million receivable at December 31, 2011 and 2010, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $28.1 million for the year ended December 31, 2011 and expenses of $7.8 and $78.0 million for the years ended December 31, 2010 and 2009, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

19. RELATED PARTY TRANSACTIONS (CONTINUED)

In December 2011, the Company entered into an agreement with an affiliate to purchase a $25.0 million secured note. Under this agreement, the secured note maintains an interest rate of 2.77% and matures on July 15, 2014. The Company recognized interest income of $30.8 thousand from this transaction for the year ended December 31, 2011. This amount is recorded within net investment income within the Consolidated Statements of Income. At December 31, 2011, the amortized cost and fair value of the secured note were $25.0 and $24.8 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.3, $0.1 and $0.5 million relating to RSUs for the years ended December 31, 2011, 2010 and 2009, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory capital and surplus was as follows:

                                                                (UNAUDITED)
   December 31,                                                    2011             2010
------------------------------------------------------------ ---------------- ----------------
   (IN MILLIONS)
   Commonwealth Annuity                                         $     374.6      $     411.6
   FAFLIC                                                              85.9            189.0

Statutory net income/(loss) was as follows:                      (UNAUDITED)
   For the years ended December 31,                                  2011           2010             2009
--------------------------------------------------------------- ------------- ---------------- ---------------
   (IN MILLIONS)
   Commonwealth Annuity                                            $  122.4          $ 161.9        $ (140.6)
   FAFLIC                                                              19.5             37.1            10.8

21. SUBSEQUENT EVENT

On April 5, 2012, Arrow registered with the Bermuda Registrar of Companies and changed its name to Ariel Capital Reinsurance Company, Limited. The change of name does not have any impact to the reinsurance agreements between the Company and Arrow.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Separate Account VA-K of
Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting Separate Account VA-K of Commonwealth Annuity and Life Insurance Company at December 31, 2011, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2011, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 19, 2012

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                                                                 ALLIANCE-
                                                                        ALLIANCE-            ALLIANCE-        BERNSTEIN VPS
                                                                   BERNSTEIN VPS GROWTH    BERNSTEIN VPS        LARGE CAP
                                                                   AND INCOME PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO
                                                                         CLASS B              CLASS B             CLASS B
                                                                   --------------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $14,895,125           $   7,551         $ 9,970,539
                                                                        -----------           ---------         -----------
   Total assets                                                          14,895,125               7,551           9,970,539

LIABILITIES:                                                                     --                  --                  --
                                                                        -----------           ---------         -----------
   Net assets                                                           $14,895,125           $   7,551         $ 9,970,539
                                                                        ===========           =========         ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 14,711,530               7,551           9,866,719
   Payout reserves                                                          183,595                  --             103,820
                                                                        -----------           ---------         -----------
                                                                        $14,895,125           $   7,551         $ 9,970,539
                                                                        ===========           =========         ===========

Investments in shares of the Underlying Funds, at cost                  $18,199,325           $   6,184         $ 9,950,927
Underlying Fund shares held                                                 833,994                 381             380,991

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                  12,978,206                  --          16,454,383
   Unit fair value, December 31, 2011                                   $  1.124367                  --         $  0.596349

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                     183,325                  --             133,807
   Unit fair value, December 31, 2011                                   $  1.001472                  --         $  0.775891

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                          --               9,058                  --
   Unit fair value, December 31, 2011                                            --           $0.833641                  --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                          --                  --                  --
   Unit fair value, December 31, 2011                                            --           $0.819994                  --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                      85,152                  --              44,902
   Unit fair value, December 31, 2011                                   $  1.190898                  --         $  1.029385

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                      15,390                  --               7,877
   Unit fair value, December 31, 2011                                   $  1.160256                  --         $  1.002901

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                        ALLIANCE-          ALLIANCE-      DELAWARE VIP
                                                                      BERNSTEIN VPS      BERNSTEIN VPS    INTERNATIONAL
                                                                   SMALL/MID CAP VALUE       VALUE           VALUE
                                                                        PORTFOLIO          PORTFOLIO     EQUITY SERIES
                                                                         CLASS B            CLASS B      STANDARD CLASS
                                                                   -------------------   -------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $5,154,323         $1,196,443      $14,498,539
                                                                        ----------         ----------      -----------
   Total assets                                                          5,154,323          1,196,443       14,498,539

LIABILITIES:                                                                    --                 --               --
                                                                        ----------         ----------      -----------
   Net assets                                                           $5,154,323         $1,196,443      $14,498,539
                                                                        ==========         ==========      ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 5,106,558          1,177,780       14,426,414
   Payout reserves                                                          47,765             18,663           72,125
                                                                        ----------         ----------      -----------
                                                                        $5,154,323         $1,196,443      $14,498,539
                                                                        ==========         ==========      ===========

Investments in shares of the Underlying Funds, at cost                  $4,901,962         $1,403,503      $22,287,617
Underlying Fund shares held                                                335,132            128,927        1,614,537

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                  3,196,138          1,159,004        5,856,970
   Unit fair value, December 31, 2011                                   $ 1.593049         $ 1.005922      $  2.463119

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                     29,986             18,554           53,150
   Unit fair value, December 31, 2011                                   $ 1.592943         $ 1.005863      $  1.357000

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                         --                 --               --
   Unit fair value, December 31, 2011                                           --                 --               --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                         --                 --               --
   Unit fair value, December 31, 2011                                           --                 --               --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                      9,433             11,901               --
   Unit fair value, December 31, 2011                                   $ 1.585227         $ 1.001019      $  1.577148

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                         --                 --               --
   Unit fair value, December 31, 2011                                   $ 1.546744         $ 0.976704      $  1.536598

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                   DELAWARE VIP
                                                                      SMID CAP     DWS CAPITAL     DWS LARGE
                                                                   GROWTH SERIES   GROWTH VIP    CAP VALUE VIP
                                                                   SERVICE CLASS   CLASS A (a)     CLASS A (a)
                                                                   -------------   -----------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $3,276,403     $2,647,751     $  964,399
                                                                     ----------     ----------     ----------
   Total assets                                                       3,276,403      2,647,751        964,399

LIABILITIES:                                                                 --             --             --
                                                                     ----------     ----------     ----------
   Net assets                                                        $3,276,403     $2,647,751     $  964,399
                                                                     ==========     ==========     ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              3,243,177      2,612,740        943,600
   Payout reserves                                                       33,226         35,011         20,799
                                                                     ----------     ----------     ----------
                                                                     $3,276,403     $2,647,751     $  964,399
                                                                     ==========     ==========     ==========

Investments in shares of the Underlying Funds, at cost               $2,754,316     $2,967,565     $1,039,445
Underlying Fund shares held                                             145,166        142,505         83,426

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                               2,635,903      5,560,655        848,685
   Unit fair value, December 31, 2011                                $ 1.224862     $ 0.469631     $ 1.110684

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                  20,007         45,869         21,558
   Unit fair value, December 31, 2011                                $ 1.660683     $ 0.763272     $ 0.964812

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                      --             --             --
   Unit fair value, December 31, 2011                                        --             --             --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                      --             --             --
   Unit fair value, December 31, 2011                                        --             --             --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                   6,807          1,024            962
   Unit fair value, December 31, 2011                                $ 2.138833     $ 1.254869     $ 1.017165

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                      --             --             --
   Unit fair value, December 31, 2011                                $ 2.083880     $ 1.222587     $ 0.990986

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                   DWS SMALL                    FIDELITY VIP ASSET
                                                                   CAP INDEX   EATON VANCE VT       MANAGER(SM)
                                                                      VIP      FLOATING-RATE         PORTFOLIO
                                                                    CLASS A     INCOME FUND        INITIAL CLASS
                                                                   ---------   --------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $  10,602     $5,132,684         $14,253,320
                                                                   ---------     ----------         -----------
   Total assets                                                       10,602      5,132,684          14,253,320

LIABILITIES:                                                              --             --                  --
                                                                   ---------     ----------         -----------
   Net assets                                                      $  10,602     $5,132,684         $14,253,320
                                                                   =========     ==========         ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              10,602      5,035,670          14,168,101
   Payout reserves                                                        --         97,014              85,219
                                                                   ---------     ----------         -----------
                                                                   $  10,602     $5,132,684         $14,253,320
                                                                   =========     ==========         ===========

Investments in shares of the Underlying Funds, at cost             $   9,758     $5,133,086         $15,171,041
Underlying Fund shares held                                              901        551,901           1,032,849

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                   --      4,154,251           6,495,925
   Unit fair value, December 31, 2011                                     --     $ 1.206224         $  2.181075

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                   --         80,430              71,296
   Unit fair value, December 31, 2011                                     --     $ 1.206196         $  1.195287

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                6,755             --                  --
   Unit fair value, December 31, 2011                              $1.569645             --                  --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                   --             --                  --
   Unit fair value, December 31, 2011                              $1.543731             --                  --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                   --          5,101                  --
   Unit fair value, December 31, 2011                                     --     $ 1.194651         $  1.393009

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                   --         15,999                  --
   Unit fair value, December 31, 2011                                     --     $ 1.163904         $  1.357190

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                    FIDELITY VIP     FIDELITY VIP      FIDELITY VIP
                                                                    CONTRAFUND(R)    EQUITY-INCOME       GROWTH &
                                                                      PORTFOLIO        PORTFOLIO     INCOME PORTFOLIO
                                                                   SERVICE CLASS 2   INITIAL CLASS    SERVICE CLASS 2
                                                                   ---------------   -------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $16,154,537      $67,425,351        $ 115,908
                                                                     -----------      -----------        ---------
   Total assets                                                       16,154,537       67,425,351          115,908

LIABILITIES:                                                                  --               --               --
                                                                     -----------      -----------        ---------
   Net assets                                                        $16,154,537      $67,425,351        $ 115,908
                                                                     ===========      ===========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              15,967,273       67,010,738          115,908
   Payout reserves                                                       187,264          414,613               --
                                                                     -----------      -----------        ---------
                                                                     $16,154,537      $67,425,351        $ 115,908
                                                                     ===========      ===========        =========

Investments in shares of the Underlying Funds, at cost               $16,775,024      $73,420,937        $ 117,943
Underlying Fund shares held                                              713,540        3,607,563            9,355

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                               10,867,890       17,545,790               --
   Unit fair value, December 31, 2011                                $  1.467548      $  3.812570               --

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                  127,603          338,097               --
   Unit fair value, December 31, 2011                                $  1.467557      $  1.226315               --

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                       --               --          107,448
   Unit fair value, December 31, 2011                                $  1.542873               --        $1.078737

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                       --               --               --
   Unit fair value, December 31, 2011                                $  1.517539               --        $1.061066

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                   10,965           88,643               --
   Unit fair value, December 31, 2011                                $  1.652794      $  1.275139               --

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                       --            2,540               --
   Unit fair value, December 31, 2011                                $  1.610336      $  1.242358               --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                    FIDELITY VIP
                                                                      GROWTH         FIDELITY VIP     FIDELITY VIP
                                                                    OPPORTUNITIES       GROWTH        HIGH INCOME
                                                                      PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                   SERVICE CLASS 2   INITIAL CLASS   INITIAL CLASS
                                                                   ---------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $1,980,623      $56,312,319     $19,766,295
                                                                      ----------      -----------     -----------
   Total assets                                                        1,980,623       56,312,319      19,766,295

LIABILITIES:                                                                  --               --              --
                                                                      ----------      -----------     -----------
   Net assets                                                         $1,980,623      $56,312,319     $19,766,295
                                                                      ==========      ===========     ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               1,978,770       55,839,433      19,590,184
   Payout reserves                                                         1,853          472,886         176,111
                                                                      ----------      -----------     -----------
                                                                      $1,980,623      $56,312,319     $19,766,295
                                                                      ==========      ===========     ===========

Investments in shares of the Underlying Funds, at cost                $1,742,271      $52,339,419     $26,332,197
Underlying Fund shares held                                              109,246        1,526,493       3,667,216

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                2,473,353       16,076,542       6,876,486
   Unit fair value, December 31, 2011                                 $ 0.800035      $  3.471772     $  2.841058

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                    1,890          653,708         138,879
   Unit fair value, December 31, 2011                                 $ 0.980789      $  0.723390     $  1.268082

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                       --               --              --
   Unit fair value, December 31, 2011                                         --               --              --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                       --               --              --
   Unit fair value, December 31, 2011                                         --               --              --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                       --           18,798          12,441
   Unit fair value, December 31, 2011                                 $ 1.193700      $  1.166558     $  1.921420

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                       --            3,004          15,910
   Unit fair value, December 31, 2011                                 $ 1.163005      $  1.136558     $  1.872097

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                     FIDELITY VIP    FIDELITY VIP      FIDELITY VIP
                                                                       MID CAP         OVERSEAS      VALUE STRATEGIES
                                                                      PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   INITIAL CLASS    SERVICE CLASS 2
                                                                   ---------------   -------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $6,322,185      $14,456,030       $1,621,857
                                                                      ----------      -----------       ----------
   Total assets                                                        6,322,185       14,456,030        1,621,857

LIABILITIES:                                                                  --               --               --
                                                                      ----------      -----------       ----------
   Net assets                                                         $6,322,185      $14,456,030       $1,621,857
                                                                      ==========      ===========       ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               6,221,809       14,318,287        1,619,455
   Payout reserves                                                       100,376          137,743            2,402
                                                                      ----------      -----------       ----------
                                                                      $6,322,185      $14,456,030       $1,621,857
                                                                      ==========      ===========       ==========

Investments in shares of the Underlying Funds, at cost                $6,180,418      $19,546,714       $1,666,011
Underlying Fund shares held                                              221,210        1,060,604          183,676

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                3,235,782        7,350,586        1,235,457
   Unit fair value, December 31, 2011                                 $ 1.917201      $  1.947380       $ 1.295635

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                   52,358          170,571            1,854
   Unit fair value, December 31, 2011                                 $ 1.917102      $  0.807544       $ 1.295525

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                       --               --               --
   Unit fair value, December 31, 2011                                 $ 2.252618               --               --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                       --               --               --
   Unit fair value, December 31, 2011                                 $ 2.215590               --               --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                    9,522            2,891           14,545
   Unit fair value, December 31, 2011                                 $ 1.907792      $  1.349505       $ 1.289298

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                       --               --               --
   Unit fair value, December 31, 2011                                 $ 1.861486      $  1.314815       $ 1.257973

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                                          FT VIP           FT VIP
                                                                    FT VIP FRANKLIN    FRANKLIN LARGE   FRANKLIN SMALL
                                                                   GROWTH AND INCOME    CAP GROWTH        CAP VALUE
                                                                    SECURITIES FUND      SECURITIES       SECURITIES
                                                                        CLASS 2         FUND CLASS 2     FUND CLASS 2
                                                                   -----------------   --------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $2,050,579          $ 526,153        $  19,531
                                                                      ----------          ---------        ---------
   Total assets                                                        2,050,579            526,153           19,531

LIABILITIES:                                                                  --                 --               --
                                                                      ----------          ---------        ---------
   Net assets                                                         $2,050,579          $ 526,153        $  19,531
                                                                      ==========          =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               2,034,579            526,153            6,374
   Payout reserves                                                        16,000                 --           13,157
                                                                      ----------          ---------        ---------
                                                                      $2,050,579          $ 526,153        $  19,531
                                                                      ==========          =========        =========

Investments in shares of the Underlying Funds, at cost                $2,267,385          $ 496,296        $  18,447
Underlying Fund shares held                                              179,246             36,187            1,258

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                1,687,488            481,096               --
   Unit fair value, December 31, 2011                                 $ 1.205685          $1.093655               --

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                   16,069                 --            8,722
   Unit fair value, December 31, 2011                                 $ 0.995667          $1.093663        $1.508525

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                       --                 --               --
   Unit fair value, December 31, 2011                                         --                 --               --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                       --                 --               --
   Unit fair value, December 31, 2011                                         --                 --               --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                       --                 --               --
   Unit fair value, December 31, 2011                                 $ 1.454729          $1.088343        $1.501175

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                 --            4,352
   Unit fair value, December 31, 2011                                 $ 1.417326          $1.061906        $1.464709

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                     FT VIP FRANKLIN          FT VIP              FT VIP
                                                                   SMALL-MID CAP GROWTH    MUTUAL SHARES        TEMPLETON
                                                                     SECURITIES FUND      SECURITIES FUND   FOREIGN SECURITIES
                                                                         CLASS 2              CLASS 2          FUND CLASS 2
                                                                   --------------------   ---------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $ 9,460,957          $3,609,291         $4,959,039
                                                                        -----------          ----------         ----------
   Total assets                                                           9,460,957           3,609,291          4,959,039

LIABILITIES:                                                                     --                  --                 --
                                                                        -----------          ----------         ----------
   Net assets                                                           $ 9,460,957          $3,609,291         $4,959,039
                                                                        ===========          ==========         ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                  9,360,652           3,607,948          4,890,434
   Payout reserves                                                          100,305               1,343             68,605
                                                                        -----------          ----------         ----------
                                                                        $ 9,460,957          $3,609,291         $4,959,039
                                                                        ===========          ==========         ==========

Investments in shares of the Underlying Funds, at cost                  $ 9,100,812          $3,751,227         $4,899,179
Underlying Fund shares held                                                 461,735             234,674            394,828

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                  10,923,234           2,795,869          3,691,603
   Unit fair value, December 31, 2011                                   $  0.854178          $ 1.232864         $ 1.317931

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                      90,243               1,090             52,058
   Unit fair value, December 31, 2011                                   $  1.111505          $ 1.232628         $ 1.317874

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                          --              99,070                 --
   Unit fair value, December 31, 2011                                            --          $ 1.433186                 --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                          --                  --                 --
   Unit fair value, December 31, 2011                                            --                  --                 --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                      20,068              15,516             15,878
   Unit fair value, December 31, 2011                                   $  1.507314          $ 1.226813         $ 1.311481

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                          11                  --              3,385
   Unit fair value, December 31, 2011                                   $  1.468596          $ 1.197038         $ 1.279640

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                   GOLDMAN SACHS VIT                       GOLDMAN SACHS VIT
                                                                      CORE FIXED       GOLDMAN SACHS VIT       GOVERNMENT
                                                                      INCOME FUND      EQUITY INDEX FUND      INCOME FUND
                                                                    SERVICE SHARES      SERVICE SHARES       SERVICE SHARES
                                                                   -----------------   -----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $40,180,651         $66,406,271         $21,424,723
                                                                      -----------         -----------         -----------
   Total assets                                                        40,180,651          66,406,271          21,424,723

LIABILITIES:                                                                   --                  --                  --
                                                                      -----------         -----------         -----------
   Net assets                                                         $40,180,651         $66,406,271         $21,424,723
                                                                      ===========         ===========         ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               39,689,235          63,878,231          21,160,089
   Payout reserves                                                        491,416           2,528,040             264,634
                                                                      -----------         -----------         -----------
                                                                      $40,180,651         $66,406,271         $21,424,723
                                                                      ===========         ===========         ===========

Investments in shares of the Underlying Funds, at cost                $39,277,866         $63,088,267         $20,600,214
Underlying Fund shares held                                             3,852,411           7,148,145           2,002,311

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                15,764,783          19,613,211           9,207,515
   Unit fair value, December 31, 2011                                 $  2.513855         $  3.357513         $  2.278359

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                   310,032             451,405             167,791
   Unit fair value, December 31, 2011                                 $  1.585052         $  0.904235         $  1.577167

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                        --                  --                  --
   Unit fair value, December 31, 2011                                          --                  --                  --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                        --                  --                  --
   Unit fair value, December 31, 2011                                          --                  --                  --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                    43,495             119,586              18,721
   Unit fair value, December 31, 2011                                 $  1.352754         $  1.224926         $  1.350139

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                        13                  --             119,192
   Unit fair value, December 31, 2011                                 $  1.317988         $  1.193451         $  1.315424

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                     GOLDMAN SACHS       GOLDMAN SACHS   GOLDMAN SACHS
                                                                       VIT GROWTH        VIT MID CAP       VIT MONEY
                                                                   OPPORTUNITIES FUND     VALUE FUND      MARKET FUND
                                                                     SERVICE SHARES     SERVICE SHARES   SERVICE SHARES
                                                                   ------------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $30,854,253        $37,434,694      $27,150,260
                                                                       -----------        -----------      -----------
   Total assets                                                         30,854,253         37,434,694       27,150,260

LIABILITIES:                                                                    --                 --               --
                                                                       -----------        -----------      -----------
   Net assets                                                          $30,854,253        $37,434,694      $27,150,260
                                                                       ===========        ===========      ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                30,699,758         37,102,390       24,710,482
   Payout reserves                                                         154,495            332,304        2,439,778
                                                                       -----------        -----------      -----------
                                                                       $30,854,253        $37,434,694      $27,150,260
                                                                       ===========        ===========      ===========

Investments in shares of the Underlying Funds, at cost                 $34,972,929        $44,068,849      $27,150,260
Underlying Fund shares held                                              4,866,601          2,855,431       27,150,260

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                  7,384,849          9,291,481       18,259,678
   Unit fair value, December 31, 2011                                  $  4.153867        $  3.989232      $  1.456813

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                     83,392            146,680          366,222
   Unit fair value, December 31, 2011                                  $  1.852627        $  2.265508      $  1.109149

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                         --                 --               --
   Unit fair value, December 31, 2011                                           --                 --      $  1.158344

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                         --                 --               --
   Unit fair value, December 31, 2011                                           --                 --      $  1.139456

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                     11,235             15,355           82,062
   Unit fair value, December 31, 2011                                  $  2.143174        $  1.786513      $  1.031777

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                         --              5,218           58,163
   Unit fair value, December 31, 2011                                  $  2.088080        $  1.740571      $  1.005090

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                                           GOLDMAN SACHS VIT
                                                                                               STRATEGIC       GOLDMAN SACHS VIT
                                                                     GOLDMAN SACHS VIT       INTERNATIONAL      STRUCTURED U.S.
                                                                   STRATEGIC GROWTH FUND      EQUITY FUND         EQUITY FUND
                                                                      SERVICE SHARES         SERVICE SHARES     SERVICE SHARES
                                                                   ---------------------   -----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $48,259,501           $23,724,288         $41,397,518
                                                                        -----------           -----------         -----------
   Total assets                                                          48,259,501            23,724,288          41,397,518

LIABILITIES:                                                                     --                    --                  --
                                                                        -----------           -----------         -----------
   Net assets                                                           $48,259,501           $23,724,288         $41,397,518
                                                                        ===========           ===========         ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 47,912,505            23,562,537          38,392,180
   Payout reserves                                                          346,996               161,751           3,005,338
                                                                        -----------           -----------         -----------
                                                                        $48,259,501           $23,724,288         $41,397,518
                                                                        ===========           ===========         ===========

Investments in shares of the Underlying Funds, at cost                  $41,571,839           $34,583,940         $57,780,892
Underlying Fund shares held                                               4,149,570             3,285,912           3,826,018

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                  23,167,098            16,723,357          16,434,619
   Unit fair value, December 31, 2011                                   $  2.065668           $  1.402266         $  2.490271

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                     547,627               226,790             622,333
   Unit fair value, December 31, 2011                                   $  0.633637           $  0.713219         $  0.735881

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                          --                    --                  --
   Unit fair value, December 31, 2011                                            --                    --                  --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                          --                    --                  --
   Unit fair value, December 31, 2011                                            --                    --                  --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                      48,760                92,098               9,487
   Unit fair value, December 31, 2011                                   $  1.098610           $  1.045173         $  1.049270

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                       3,177                15,402               2,881
   Unit fair value, December 31, 2011                                   $  1.070386           $  1.018272         $  1.022276

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                      INVESCO V.I.       INVESCO V.I.       INVESCO V.I.
                                                                         BASIC             CAPITAL            CAPITAL
                                                                      VALUE FUND      APPRECIATION FUND   DEVELOPMENT FUND
                                                                   SERIES II SHARES    SERIES I SHARES    SERIES II SHARES
                                                                   ----------------   -----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $4,819,618          $3,821,540          $ 328,186
                                                                      ----------          ----------          ---------
   Total assets                                                        4,819,618           3,821,540            328,186

LIABILITIES:                                                                  --                  --                 --
                                                                      ----------          ----------          ---------
   Net assets                                                         $4,819,618          $3,821,540          $ 328,186
                                                                      ==========          ==========          =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               4,739,921           3,772,876            328,186
   Payout reserves                                                        79,697              48,664                 --
                                                                      ----------          ----------          ---------
                                                                      $4,819,618          $3,821,540          $ 328,186
                                                                      ==========          ==========          =========

Investments in shares of the Underlying Funds, at cost                $6,358,237          $4,528,711          $ 339,287
Underlying Fund shares held                                              792,700             178,410             27,213

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                5,418,986           6,179,669            280,527
   Unit fair value, December 31, 2011                                 $ 0.869936          $ 0.601420          $1.169891

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                   91,618              62,303                 --
   Unit fair value, December 31, 2011                                 $ 0.869885          $ 0.781087          $1.169885

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                       --                  --                 --
   Unit fair value, December 31, 2011                                         --                  --                 --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                       --                  --                 --
   Unit fair value, December 31, 2011                                         --                  --                 --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                   21,533              53,688                 --
   Unit fair value, December 31, 2011                                 $ 0.865684          $ 1.047367          $1.164160

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                    8,417                  67                 --
   Unit fair value, December 31, 2011                                 $ 0.844664          $ 1.020422          $1.135898

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                                                        INVESCO VAN KAMPEN
                                                                     INVESCO V.I.      INVESCO V.I.        V.I. CAPITAL
                                                                         CORE            GLOBAL              GROWTH
                                                                     EQUITY FUND     HEALTH CARE FUND     FUND SERIES I
                                                                   SERIES I SHARES   SERIES I SHARES        SHARES (a)
                                                                   ---------------   ----------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $3,979,927        $2,886,863          $  952,394
                                                                      ----------        ----------          ----------
   Total assets                                                        3,979,927         2,886,863             952,394

LIABILITIES:                                                                  --                --                  --
                                                                      ----------        ----------          ----------
   Net assets                                                         $3,979,927        $2,886,863          $  952,394
                                                                      ==========        ==========          ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               3,860,470         2,831,155             936,137
   Payout reserves                                                       119,457            55,708              16,257
                                                                      ----------        ----------          ----------
                                                                      $3,979,927        $2,886,863          $  952,394
                                                                      ==========        ==========          ==========

Investments in shares of the Underlying Funds, at cost                $3,994,462        $2,799,874          $1,099,527
Underlying Fund shares held                                              148,949           166,198              29,856

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
    Units outstanding, December 31, 2011                               4,867,341         2,583,177           1,175,072
    Unit fair value, December 31, 2011                                $ 0.784014        $ 1.092792          $ 0.794828

Commonwealth Annuity Immediate Advantage:
    Units outstanding, December 31, 2011                                 131,117            48,068              20,458
    Unit fair value, December 31, 2011                                $ 0.911075        $ 1.158935          $ 0.794660

Directed Advisory Solutions:
    Units outstanding, December 31, 2011                                      --                --                  --
    Unit fair value, December 31, 2011                                $ 1.123022                --                  --

Commonwealth Annuity Value Generation:
    Units outstanding, December 31, 2011                                      --                --                  --
    Unit fair value, December 31, 2011                                $ 1.104481                --                  --

Commonwealth Annuity Premier Choice:
    Units outstanding, December 31, 2011                                   8,555             6,974               2,089
    Unit fair value, December 31, 2011                                $ 1.133286        $ 1.187269          $ 1.032282

Commonwealth Annuity Premier Choice (with Optional Rider):
    Units outstanding, December 31, 2011                                  31,437                --                  --
    Unit fair value, December 31, 2011                                $ 1.104122        $ 1.156761          $ 1.005721

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                   JANUS ASPEN FORTY   JANUS ASPEN JANUS      JANUS ASPEN
                                                                       PORTFOLIO           PORTFOLIO       OVERSEAS PORTFOLIO
                                                                     SERVICE SHARES      SERVICE SHARES      SERVICE SHARES
                                                                   -----------------   -----------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $   2,329           $5,173,891           $  16,017
                                                                       ---------           ----------           ---------
   Total assets                                                            2,329            5,173,891              16,017

LIABILITIES:                                                                  --                   --                  --
                                                                       ---------           ----------           ---------
   Net assets                                                          $   2,329           $5,173,891           $  16,017
                                                                       =========           ==========           =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                   2,329            5,151,960              16,017
   Payout reserves                                                            --               21,931                  --
                                                                       ---------           ----------           ---------
                                                                       $   2,329           $5,173,891           $  16,017
                                                                       =========           ==========           =========

Investments in shares of the Underlying Funds, at cost                 $   1,347           $5,570,466           $  11,626
Underlying Fund shares held                                                   71              228,933                 428

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                       --            7,922,114                  --
   Unit fair value, December 31, 2011                                         --           $ 0.643152                  --

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                       --               27,469                  --
   Unit fair value, December 31, 2011                                         --           $ 0.798385                  --

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                    1,986                   --              10,648
   Unit fair value, December 31, 2011                                  $1.172692                   --           $1.504270

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                       --                   --                  --
   Unit fair value, December 31, 2011                                  $1.153326                   --                  --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                       --               49,029                  --
   Unit fair value, December 31, 2011                                         --           $ 1.159241                  --

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                   --                  --
   Unit fair value, December 31, 2011                                         --           $ 1.129438                  --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                     MFS(R) MID     MFS(R) NEW     MFS(R) TOTAL
                                                                     CAP GROWTH      DISCOVERY        RETURN
                                                                       SERIES         SERIES          SERIES
                                                                   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                                   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $ 571,387       $2,685,223     $5,284,963
                                                                     ---------       ----------     ----------
   Total assets                                                        571,387        2,685,223      5,284,963

LIABILITIES:                                                                --               --             --
                                                                     ---------       ----------     ----------
   Net assets                                                        $ 571,387       $2,685,223     $5,284,963
                                                                     =========       ==========     ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               571,387        2,681,816      5,117,185
   Payout reserves                                                          --            3,407        167,778
                                                                     ---------       ----------     ----------
                                                                     $ 571,387       $2,685,223     $5,284,963
                                                                     =========       ==========     ==========

Investments in shares of the Underlying Funds, at cost               $ 549,446       $2,570,659     $5,164,661
Underlying Fund shares held                                            104,268          195,431        288,638

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                611,717        1,986,945      4,073,494
   Unit fair value, December 31, 2011                                $0.928854       $ 1.349718     $ 1.256215

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                     --            2,525        133,562
   Unit fair value, December 31, 2011                                       --       $ 1.349531     $ 1.256188

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                     --               --             --
   Unit fair value, December 31, 2011                                       --               --             --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                     --               --             --
   Unit fair value, December 31, 2011                                       --               --             --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                  3,453               --             --
   Unit fair value, December 31, 2011                                $0.924266       $ 1.343091     $ 1.250069

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                     --               --             --
   Unit fair value, December 31, 2011                                $0.901836       $ 1.310492     $ 1.219735

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                                       OPPENHEIMER
                                                                   MFS(R) UTILITIES      BALANCED      OPPENHEIMER CAPITAL
                                                                        SERIES           FUND/VA       APPRECIATION FUND/VA
                                                                    SERVICE CLASS     SERVICE SHARES      SERVICE SHARES
                                                                   ----------------   --------------   --------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $3,222,799        $1,683,096          $1,669,564
                                                                      ----------        ----------          ----------
   Total assets                                                        3,222,799         1,683,096           1,669,564

LIABILITIES:                                                                  --                --                  --
                                                                      ----------        ----------          ----------
   Net assets                                                         $3,222,799        $1,683,096          $1,669,564
                                                                      ==========        ==========          ==========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               3,217,693         1,679,927           1,651,759
   Payout reserves                                                         5,106             3,169              17,805
                                                                      ----------        ----------          ----------
                                                                      $3,222,799        $1,683,096          $1,669,564
                                                                      ==========        ==========          ==========

Investments in shares of the Underlying Funds, at cost                $3,026,303        $1,822,067          $1,348,487
Underlying Fund shares held                                              125,255           150,680              42,375

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                1,280,885         1,692,052           1,577,842
   Unit fair value, December 31, 2011                                 $ 2.512085        $ 0.992834          $ 1.039537

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                    2,033             3,192              17,129
   Unit fair value, December 31, 2011                                 $ 2.511910        $ 0.992927          $ 1.039428

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                       --                --                  --
   Unit fair value, December 31, 2011                                         --                --                  --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                       --                --                  --
   Unit fair value, December 31, 2011                                         --                --                  --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                       --                --              11,150
   Unit fair value, December 31, 2011                                 $ 2.499808        $ 0.988002          $ 1.034442

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                --                  --
   Unit fair value, December 31, 2011                                 $ 2.439144        $ 0.963996          $ 1.009351

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                   OPPENHEIMER GLOBAL   OPPENHEIMER HIGH   OPPENHEIMER MAIN
                                                                   SECURITIES FUND/VA    INCOME FUND/VA    STREET FUND(R)/VA
                                                                     SERVICE SHARES      SERVICE SHARES     SERVICE SHARES
                                                                   ------------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $3,798,580          $1,361,955          $ 835,322
                                                                       ----------          ----------          ---------
   Total assets                                                         3,798,580           1,361,955            835,322

LIABILITIES:                                                                   --                  --                 --
                                                                       ----------          ----------          ---------
   Net assets                                                          $3,798,580          $1,361,955          $ 835,322
                                                                       ==========          ==========          =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                3,671,754           1,358,261            835,322
   Payout reserves                                                        126,826               3,694                 --
                                                                       ----------          ----------          ---------
                                                                       $3,798,580          $1,361,955          $ 835,322
                                                                       ==========          ==========          =========

Investments in shares of the Underlying Funds, at cost                 $3,480,044          $2,991,849          $ 746,658
Underlying Fund shares held                                               139,602             713,065             40,688

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                 2,555,656           3,615,966            737,677
   Unit fair value, December 31, 2011                                  $ 1.432204          $ 0.372628          $1.116107

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                    88,565               9,914                 --
   Unit fair value, December 31, 2011                                  $ 1.432014          $ 0.372638                 --

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                        --                  --                 --
   Unit fair value, December 31, 2011                                          --                  --                 --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                        --                  --                 --
   Unit fair value, December 31, 2011                                          --                  --                 --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                     8,092              29,263             10,800
   Unit fair value, December 31, 2011                                  $ 1.425164          $ 0.370788          $1.110659

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                        --                  --                 --
   Unit fair value, December 31, 2011                                  $ 1.390590          $ 0.361808          $1.083689

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2011

                                                                                       PIONEER
                                                                   PIONEER EMERGING   REAL ESTATE   T. ROWE PRICE
                                                                      MARKETS VCT      SHARES VCT   INTERNATIONAL
                                                                       PORTFOLIO       PORTFOLIO        STOCK
                                                                       CLASS II         CLASS II      PORTFOLIO
                                                                   ----------------   -----------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $8,893,123       $6,746,961    $14,875,353
                                                                      ----------       ----------    -----------
   Total assets                                                        8,893,123        6,746,961     14,875,353

LIABILITIES:                                                                  --               --             --
                                                                      ----------       ----------    -----------
   Net assets                                                         $8,893,123       $6,746,961    $14,875,353
                                                                      ==========       ==========    ===========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               8,816,064        6,556,240     14,794,207
   Payout reserves                                                        77,059          190,721         81,146
                                                                      ----------       ----------    -----------
                                                                      $8,893,123       $6,746,961    $14,875,353
                                                                      ==========       ==========    ===========

Investments in shares of the Underlying Funds, at cost                $8,481,761       $6,198,390    $16,980,908
Underlying Fund shares held                                              375,079          384,661      1,252,134

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2011                                4,676,542        2,631,585     10,114,224
   Unit fair value, December 31, 2011                                 $ 1.880475       $ 2.491365    $  1.453972

Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2011                                   29,346           76,000         96,537
   Unit fair value, December 31, 2011                                 $ 2.625856       $ 2.509494    $  0.840568

Directed Advisory Solutions:
   Units outstanding, December 31, 2011                                       --               --             --
   Unit fair value, December 31, 2011                                         --               --             --

Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2011                                       --               --             --
   Unit fair value, December 31, 2011                                         --               --             --

Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2011                                    7,081               --         63,356
   Unit fair value, December 31, 2011                                 $ 3.099205       $ 2.389913    $  1.394699

Commonwealth Annuity Premier Choice (with Optional Rider):
   Units outstanding, December 31, 2011                                       --               --             34
   Unit fair value, December 31, 2011                                 $ 3.019490       $ 2.328458    $  1.358899

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  ALLIANCE-                            ALLIANCE-       ALLIANCE-
                                                BERNSTEIN VPS       ALLIANCE-       BERNSTEIN VPS    BERNSTEIN VPS      ALLIANCE-
                                                  GROWTH AND      BERNSTEIN VPS       LARGE CAP       SMALL/MID CAP   BERNSTEIN VPS
                                              INCOME PORTFOLIO  GROWTH PORTFOLIO  GROWTH PORTFOLIO  VALUE PORTFOLIO  VALUE PORTFOLIO
                                                  CLASS B            CLASS B           CLASS B           CLASS B         CLASS B
                                              ----------------  ----------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                     $  183,244           $ --           $   9,915         $  14,868        $ 15,872
EXPENSES:
   Mortality and expense risk fees                  208,347             38             144,174            72,900          16,671
   Administrative expense fees                       33,318             12              23,059            11,663           2,668
                                                 ----------           ----           ---------         ---------        --------
      Total expenses                                241,665             50             167,233            84,563          19,339
                                                 ----------           ----           ---------         ---------        --------
      Net investment income (loss)                  (58,421)           (50)           (157,318)          (69,695)         (3,467)
                                                 ----------           ----           ---------         ---------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                            --             --                  --                --              --
   Net realized gain (loss) from sales of
      investments                                  (943,547)            11             112,200           145,280         (43,820)
                                                 ----------           ----           ---------         ---------        --------
      Net realized gain (loss)                     (943,547)            11             112,200           145,280         (43,820)
   Change in unrealized gain (loss)               1,795,504             62            (426,960)         (638,769)        (16,049)
                                                 ----------           ----           ---------         ---------        --------
      Net realized and unrealized gain (loss)       851,957             73            (314,760)         (493,489)        (59,869)
                                                 ----------           ----           ---------         ---------        --------
      Net increase (decrease) in net assets
         from operations                         $  793,536           $ 23           $(472,078)        $(563,184)       $(63,336)
                                                 ==========           ====           =========         =========        ========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                     DWS
                                                   DELAWARE VIP      DELAWARE VIP                                GOVERNMENT &
                                               INTERNATIONAL VALUE     SMID CAP    DWS CAPITAL  DWS EQUITY 500      AGENCY
                                                  EQUITY SERIES     GROWTH SERIES   GROWTH VIP     INDEX VIP    SECURITIES VIP
                                                  STANDARD CLASS    SERVICE CLASS  CLASS A (a)      CLASS A         CLASS A
                                               -------------------  -------------  -----------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                       $   223,223        $ 28,337      $      --      $   608         $ 1,744
EXPENSES:
   Mortality and expense risk fees                     224,320          44,414         24,028          174             194
   Administrative expense fees                          35,888           7,106          3,844           40              45
                                                   -----------        --------      ---------      -------         -------
      Total expenses                                   260,208          51,520         27,872          214             239
                                                   -----------        --------      ---------      -------         -------
      Net investment income (loss)                     (36,985)        (23,183)       (27,872)         394           1,505
                                                   -----------        --------      ---------      -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                               --         102,260             --           --             661
   Net realized gain (loss) from sales of
      investments                                     (776,099)        197,305        (35,201)        (522)          2,969
                                                   -----------        --------      ---------      -------         -------
      Net realized gain (loss)                        (776,099)        299,565        (35,201)        (522)          3,630
   Change in unrealized gain (loss)                 (1,773,852)        (63,415)      (319,814)      (2,465)         (3,077)
                                                   -----------        --------      ---------      -------         -------
      Net realized and unrealized gain (loss)       (2,549,951)        236,150       (355,015)      (2,987)            553
                                                   -----------        --------      ---------      -------         -------
      Net increase (decrease) in net assets
         from operations                           $(2,586,936)       $212,967      $(382,887)     $(2,593)        $ 2,058
                                                   ===========        ========      =========      =======         =======

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                               DWS LARGE CAP  DWS SMALL CAP  DWS STRATEGIC  DWS TECHNOLOGY  EATON VANCE VT
                                                 VALUE VIP      INDEX VIP      VALUE VIP          VIP        FLOATING-RATE
                                                CLASS A (a)      CLASS A      CLASS A (a)     CLASS A (a)    INCOME FUND
                                               -------------  -------------  -------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                     $     --        $   247       $  19,146       $     --       $ 208,621
EXPENSES:
   Mortality and expense risk fees                  8,559            141           4,957         13,743          62,227
   Administrative expense fees                      1,369             36             794          2,199           9,948
                                                 --------        -------       ---------       --------       ---------
      Total expenses                                9,928            177           5,751         15,942          72,175
                                                 --------        -------       ---------       --------       ---------
      Net investment income (loss)                 (9,928)            70          13,395        (15,942)        136,446
                                                 --------        -------       ---------       --------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          --             --              --             --              --
   Net realized gain (loss) from sales of
      investments                                  (9,960)          (136)       (537,730)       144,012          14,425
                                                 --------        -------       ---------       --------       ---------
      Net realized gain (loss)                     (9,960)          (136)       (537,730)       144,012          14,425
   Change in unrealized gain (loss)               (75,046)        (3,133)        615,731         84,906        (108,903)
                                                 --------        -------       ---------       --------       ---------
      Net realized and unrealized gain (loss)     (85,006)        (3,269)         78,001        228,918         (94,478)
                                                 --------        -------       ---------       --------       ---------
      Net increase (decrease) in net assets
         from operations                         $(94,934)       $(3,199)      $  91,396       $212,976       $  41,968
                                                 ========        =======       =========       ========       =========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                FIDELITY VIP                                                     FIDELITY VIP
                                                   ASSET        FIDELITY VIP    FIDELITY VIP    FIDELITY VIP        GROWTH
                                                MANAGER(SM)    CONTRAFUND(R)   EQUITY-INCOME  GROWTH & INCOME   OPPORTUNITIES
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               INITIAL CLASS  SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2  SERVICE CLASS 2
                                               -------------  ---------------  -------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                     $ 295,969       $ 134,218       $1,763,791       $1,859          $     --
EXPENSES:
   Mortality and expense risk fees                 199,449         228,916          930,511          578            25,810
   Administrative expense fees                      31,910          36,624          148,869          174             4,131
                                                 ---------       ---------       ----------       ------          --------
      Total expenses                               231,359         265,540        1,079,380          752            29,941
                                                 ---------       ---------       ----------       ------          --------
      Net investment income (loss)                  64,610        (131,322)         684,411        1,107           (29,941)
                                                 ---------       ---------       ----------       ------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                       72,299              --               --           --                --
   Net realized gain (loss) from sales of
      investments                                  (16,768)         18,783         (716,045)          (7)           73,590
                                                 ---------       ---------       ----------       ------          --------
      Net realized gain (loss)                      55,531          18,783         (716,045)          (7)           73,590
   Change in unrealized gain (loss)               (721,904)       (594,055)        (191,419)        (293)          (29,852)
                                                 ---------       ---------       ----------       ------          --------
      Net realized and unrealized gain (loss)     (666,373)       (575,272)        (907,464)        (300)           43,738
                                                 ---------       ---------       ----------       ------          --------
      Net increase (decrease) in net assets
         from operations                         $(601,763)      $(706,594)      $ (223,053)      $  807          $ 13,797
                                                 =========       =========       ==========       ======          ========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                    FIDELITY VIP
                                                 FIDELITY VIP    FIDELITY VIP     FIDELITY VIP     FIDELITY VIP        VALUE
                                                    GROWTH       HIGH INCOME        MID CAP          OVERSEAS        STRATEGIES
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                INITIAL CLASS   INITIAL CLASS   SERVICE CLASS 2   INITIAL CLASS   SERVICE CLASS 2
                                                -------------   -------------   ---------------   -------------   ---------------
INVESTMENT INCOME:
   Dividends                                     $   219,025     $ 1,371,383      $     1,559      $   239,494       $  13,371
EXPENSES:
   Mortality and expense risk fees                   788,532         265,066           98,322          223,267          24,043
   Administrative expense fees                       126,161          42,390           15,729           35,722           3,846
                                                 -----------     -----------      -----------      -----------       ---------
      Total expenses                                 914,693         307,456          114,051          258,989          27,889
                                                 -----------     -----------      -----------      -----------       ---------
      Net investment income (loss)                  (695,668)      1,063,927         (112,492)         (19,495)        (14,518)
                                                 -----------     -----------      -----------      -----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                        215,825              --           12,246           34,788              --
   Net realized gain (loss) from sales of
      investments                                  1,083,227      (1,014,508)         195,134         (292,610)         27,972
                                                 -----------     -----------      -----------      -----------       ---------
      Net realized gain (loss)                     1,299,052      (1,014,508)         207,380         (257,822)         27,972
   Change in unrealized gain (loss)               (1,114,713)        479,114       (1,042,131)      (2,986,559)       (201,930)
                                                 -----------     -----------      -----------      -----------       ---------
      Net realized and unrealized gain (loss)        184,339        (535,394)        (834,751)      (3,244,381)       (173,958)
                                                 -----------     -----------      -----------      -----------       ---------
      Net increase (decrease) in net assets
         from operations                         $  (511,329)    $   528,533      $  (947,243)     $(3,263,876)      $(188,476)
                                                 ===========     ===========      ===========      ===========       =========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  FT VIP       FT VIP       FT VIP         FT VIP
                                                 FRANKLIN     FRANKLIN     FRANKLIN       FRANKLIN
                                                GROWTH AND    LARGE CAP    SMALL CAP   SMALL-MID CAP       FT VIP
                                                  INCOME       GROWTH        VALUE         GROWTH      MUTUAL SHARES
                                                SECURITIES   SECURITIES   SECURITIES     SECURITIES      SECURITIES
                                                   FUND         FUND         FUND           FUND            FUND
                                                  CLASS 2      CLASS 2      CLASS 2       CLASS 2         CLASS 2
                                                ----------   ----------   ----------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                     $ 63,203     $  3,795     $   143       $      --       $  91,958
EXPENSES:
   Mortality and expense risk fees                 23,569        7,307         329         139,720          49,297
   Administrative expense fees                      3,771        1,170          49          22,351           7,989
                                                 --------     --------     -------       ---------       ---------
      Total expenses                               27,340        8,477         378         162,071          57,286
                                                 --------     --------     -------       ---------       ---------
      Net investment income (loss)                 35,863       (4,682)       (235)       (162,071)         34,672
                                                 --------     --------     -------       ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          --           --          --              --              --
   Net realized gain (loss) from sales of
      investments                                 (53,386)      15,486       3,046         224,565         (25,138)
                                                 --------     --------     -------       ---------       ---------
      Net realized gain (loss)                    (53,386)      15,486       3,046         224,565         (25,138)
   Change in unrealized gain (loss)                21,762      (25,282)     (3,092)       (691,056)       (117,130)
                                                 --------     --------     -------       ---------       ---------
      Net realized and unrealized gain (loss)     (31,624)      (9,796)        (46)       (466,491)       (142,268)
                                                 --------     --------     -------       ---------       ---------
      Net increase (decrease) in net assets
         from operations                         $  4,239     $(14,478)    $  (281)      $(628,562)      $(107,596)
                                                 ========     ========     =======       =========       =========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  FT VIP
                                                 TEMPLETON    GOLDMAN SACHS                                      GOLDMAN SACHS
                                                  FOREIGN       VIT CORE       GOLDMAN SACHS    GOLDMAN SACHS     VIT GROWTH
                                                SECURITIES    FIXED INCOME      VIT EQUITY     VIT GOVERNMENT    OPPORTUNITIES
                                                   FUND           FUND          INDEX FUND       INCOME FUND         FUND
                                                  CLASS 2    SERVICE SHARES   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                ----------   --------------   --------------   --------------   --------------
INVESTMENT INCOME:
   Dividends                                    $ 104,308      $1,067,117       $1,127,121       $  220,927      $        --
EXPENSES:
   Mortality and expense risk fees                 76,743         539,142          897,419          299,831          437,193
   Administrative expense fees                     12,275          86,257          143,572           47,884           69,949
                                                ---------      ----------       ----------       ----------      -----------
      Total expenses                               89,018         625,399        1,040,991          347,715          507,142
                                                ---------      ----------       ----------       ----------      -----------
      Net investment income (loss)                 15,290         441,718           86,130         (126,788)        (507,142)
                                                ---------      ----------       ----------       ----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          --              --               --          818,627          539,688
   Net realized gain (loss) from sales of
      investments                                 147,571          25,947          688,346          333,752         (427,582)
                                                ---------      ----------       ----------       ----------      -----------
      Net realized gain (loss)                    147,571          25,947          688,346        1,152,379          112,106
   Change in unrealized gain (loss)              (860,973)      1,794,790         (533,633)          53,846       (1,313,922)
                                                ---------      ----------       ----------       ----------      -----------
      Net realized and unrealized gain (loss)    (713,402)      1,820,737          154,713        1,206,225       (1,201,816)
                                                ---------      ----------       ----------       ----------      -----------
      Net increase (decrease) in net assets
         from operations                        $(698,112)     $2,262,455       $  240,843       $1,079,437      $(1,708,958)
                                                =========      ==========       ==========       ==========      ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                    GOLDMAN SACHS
                                                 GOLDMAN SACHS    GOLDMAN SACHS    GOLDMAN SACHS    VIT STRATEGIC     GOLDMAN SACHS
                                                  VIT MID CAP      VIT MONEY       VIT STRATEGIC    INTERNATIONAL    VIT STRUCTURED
                                                  VALUE FUND       MARKET FUND     GROWTH FUND       EQUITY FUND    U.S. EQUITY FUND
                                                SERVICE SHARES   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES    SERVICE SHARES
                                                --------------   --------------   --------------   --------------   ----------------
INVESTMENT INCOME:
   Dividends                                     $   221,770       $   2,021       $   110,091      $   851,455       $   641,870
EXPENSES:
   Mortality and expense risk fees                   543,766         374,202           668,669          362,235           563,545
   Administrative expense fees                        86,995          59,846           106,981           57,939            90,164
                                                 -----------       ---------       -----------      -----------       -----------
      Total expenses                                 630,761         434,048           775,650          420,174           653,709
                                                 -----------       ---------       -----------      -----------       -----------
      Net investment income (loss)                  (408,991)       (432,027)         (665,559)         431,281           (11,839)
                                                 -----------       ---------       -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                             --              --                --               --                --
   Net realized gain (loss) from sales of
      investments                                   (749,506)             --         1,239,371         (972,457)       (2,961,665)
                                                 -----------       ---------       -----------      -----------       -----------
      Net realized gain (loss)                      (749,506)             --         1,239,371         (972,457)       (2,961,665)
   Change in unrealized gain (loss)               (2,140,598)             --        (2,822,348)      (4,138,970)        4,103,435
                                                 -----------       ---------       -----------      -----------       -----------
      Net realized and unrealized gain (loss)     (2,890,104)             --        (1,582,977)      (5,111,427)        1,141,770
                                                 -----------       ---------       -----------      -----------       -----------
      Net increase (decrease) in net assets
         from operations                         $(3,299,095)      $(432,027)      $(2,248,536)     $(4,680,146)      $ 1,129,931
                                                 ===========       =========       ===========      ===========       ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.     INVESCO V.I.
                                                 INVESCO V.I.        CAPITAL          CAPITAL         INVESCO V.I.     INVESCO V.I.
                                                  BASIC VALUE      APPRECIATION      DEVELOPMENT         CORE         GLOBAL HEALTH
                                                     FUND              FUND             FUND          EQUITY FUND       CARE FUND
                                               SERIES II SHARES  SERIES I SHARES  SERIES II SHARES  SERIES I SHARES  SERIES I SHARES
                                               ----------------  ---------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                      $  32,222         $   6,646         $     --         $ 40,969         $     --
EXPENSES:
   Mortality and expense risk fees                   68,414            56,836            4,728           55,618           40,142
   Administrative expense fees                       10,941             9,088              757            8,882            6,424
                                                  ---------         ---------         --------         --------         --------
      Total expenses                                 79,355            65,924            5,485           64,500           46,566
                                                  ---------         ---------         --------         --------         --------
      Net investment income (loss)                  (47,133)          (59,278)          (5,485)         (23,531)         (46,566)
                                                  ---------         ---------         --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                            --                --               --               --               --
   Net realized gain (loss) from sales of
      investments                                  (311,179)          (80,068)           6,470           27,273           58,921
                                                  ---------         ---------         --------         --------         --------
      Net realized gain (loss)                     (311,179)          (80,068)           6,470           27,273           58,921
   Change in unrealized gain (loss)                 109,789          (262,440)         (27,413)         (50,972)          96,075
                                                  ---------         ---------         --------         --------         --------
      Net realized and unrealized gain (loss)      (201,390)         (342,508)         (20,943)         (23,699)         154,996
                                                  ---------         ---------         --------         --------         --------
      Net increase (decrease) in net assets
         from operations                          $(248,523)        $(401,786)        $(26,428)        $(47,230)        $108,430
                                                  =========         =========         ========         ========         ========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                               INVESCO V.I.     INVESCO VAN
                                                 LARGE CAP      KAMPEN V.I.      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                                GROWTH FUND   CAPITAL GROWTH        FORTY            JANUS          OVERSEAS
                                                 SERIES I      FUND SERIES I      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                SHARES (a)      SHARES (a)     SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                               ------------   --------------   --------------   --------------   --------------
INVESTMENT INCOME:
   Dividends                                    $   2,511       $      --         $    27         $  25,892         $    78
EXPENSES:
   Mortality and expense risk fees                  5,470           9,574              83            75,284             104
   Administrative expense fees                        876           1,531              20            12,040              31
                                                ---------       ---------         -------         ---------         -------
      Total expenses                                6,346          11,105             103            87,324             135
                                                ---------       ---------         -------         ---------         -------
      Net investment income (loss)                 (3,835)        (11,105)            (76)          (61,432)            (57)
                                                ---------       ---------         -------         ---------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          --              --              --                --             206
   Net realized gain (loss) from sales of
      investments                                 348,973         (36,334)          4,470           (38,755)             67
                                                ---------       ---------         -------         ---------         -------
      Net realized gain (loss)                    348,973         (36,334)          4,470           (38,755)            273
   Change in unrealized gain (loss)              (237,588)       (147,134)         (6,336)         (310,970)         (8,028)
                                                ---------       ---------         -------         ---------         -------
      Net realized and unrealized gain (loss)     111,385        (183,468)         (1,866)         (349,725)         (7,755)
                                                ---------       ---------         -------         ---------         -------
      Net increase (decrease) in net assets
         from operations                        $ 107,550       $(194,573)        $(1,942)        $(411,157)        $(7,812)
                                                =========       =========         =======         =========         =======

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                MFS(R) NEW                                       OPPENHEIMER
                                               MFS(R) MID CAP    DISCOVERY    MFS(R) TOTAL   MFS(R) UTILITIES     BALANCED
                                                GROWTH SERIES      SERIES     RETURN SERIES       SERIES           FUND/VA
                                                SERVICE CLASS  SERVICE CLASS  SERVICE CLASS    SERVICE CLASS   SERVICE SHARES
                                               --------------  -------------  -------------  ----------------  --------------
INVESTMENT INCOME:
   Dividends                                      $     --       $      --      $133,835         $101,979         $ 36,093
EXPENSES:
   Mortality and expense risk fees                   8,701          40,515        72,021           42,387           22,246
   Administrative expense fees                       1,388           6,483        11,523            6,782            3,559
                                                  --------       ---------      --------         --------         --------
      Total expenses                                10,089          46,998        83,544           49,169           25,805
                                                  --------       ---------      --------         --------         --------
      Net investment income (loss)                 (10,089)        (46,998)       50,291           52,810           10,288
                                                  --------       ---------      --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --         397,903            --               --               --
   Net realized gain (loss) from sales of
      investments                                   18,586         171,132        41,734           73,024          (13,495)
                                                  --------       ---------      --------         --------         --------
      Net realized gain (loss)                      18,586         569,035        41,734           73,024          (13,495)
   Change in unrealized gain (loss)                (55,924)       (902,144)      (84,308)          39,729          (15,569)
                                                  --------       ---------      --------         --------         --------
      Net realized and unrealized gain (loss)      (37,338)       (333,109)      (42,574)         112,753          (29,064)
                                                  --------       ---------      --------         --------         --------
      Net increase (decrease) in net assets
         from operations                          $(47,427)      $(380,107)     $  7,717         $165,563         $(18,776)
                                                  ========       =========      ========         ========         ========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 OPPENHEIMER     OPPENHEIMER
                                                   CAPITAL         GLOBAL        OPPENHEIMER     OPPENHEIMER   PIONEER EMERGING
                                                APPRECIATION     SECURITIES      HIGH INCOME     MAIN STREET      MARKETS VCT
                                                   FUND/VA         FUND/VA         FUND/VA       FUND(R)/VA       PORTFOLIO
                                               SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES      CLASS II
                                               --------------  --------------  --------------  --------------  ----------------
INVESTMENT INCOME:
   Dividends                                     $   2,191       $  51,268       $ 155,374        $  5,826       $        --
EXPENSES:
   Mortality and expense risk fees                  24,151          58,561          20,100          11,200           142,321
   Administrative expense fees                       3,863           9,369           3,215           1,791            22,770
                                                 ---------       ---------       ---------        --------       -----------
      Total expenses                                28,014          67,930          23,315          12,991           165,091
                                                 ---------       ---------       ---------        --------       -----------
      Net investment income (loss)                 (25,823)        (16,662)        132,059          (7,165)         (165,091)
                                                 ---------       ---------       ---------        --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --              --              --              --                --
   Net realized gain (loss) from sales of
      investments                                  105,219         188,596        (539,138)         46,349           451,346
                                                 ---------       ---------       ---------        --------       -----------
      Net realized gain (loss)                     105,219         188,596        (539,138)         46,349           451,346
   Change in unrealized gain (loss)               (131,334)       (587,383)        357,663         (54,541)       (3,331,185)
                                                 ---------       ---------       ---------        --------       -----------
      Net realized and unrealized gain (loss)      (26,115)       (398,787)       (181,475)         (8,192)       (2,879,839)
                                                 ---------       ---------       ---------        --------       -----------
      Net increase (decrease) in net assets
         from operations                         $ (51,938)      $(415,449)      $ (49,416)       $(15,357)      $(3,044,930)
                                                 =========       =========       =========        ========       ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                PIONEER REAL  T. ROWE PRICE
                                               ESTATE SHARES  INTERNATIONAL
                                               VCT PORTFOLIO      STOCK
                                                  CLASS II      PORTFOLIO
                                               -------------  -------------
INVESTMENT INCOME:
   Dividends                                      $154,181     $   259,279
EXPENSES:
   Mortality and expense risk fees                  87,794         222,282
   Administrative expense fees                      14,047          35,556
                                                  --------     -----------
      Total expenses                               101,841         257,838
                                                  --------     -----------
      Net investment income (loss)                  52,340           1,441
                                                  --------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --              --
   Net realized gain (loss) from sales of
      investments                                  102,016             250
                                                  --------     -----------
      Net realized gain (loss)                     102,016             250
   Change in unrealized gain (loss)                414,607      (2,488,553)
                                                  --------     -----------
      Net realized and unrealized gain (loss)      516,623      (2,488,303)
                                                  --------     -----------
      Net increase (decrease) in net assets
         from operations                          $568,963     $(2,486,862)
                                                  ========     ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                           ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                             GROWTH AND INCOME       ALLIANCEBERNSTEIN VPS        LARGE CAP GROWTH
                                                 PORTFOLIO             GROWTH PORTFOLIO               PORTFOLIO
                                                  CLASS B                    CLASS B                   CLASS B
                                          ------------------------   ---------------------    ------------------------
                                              2011        2010          2011       2010          2011         2010
                                          -----------  -----------     ------     ------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (58,421) $  (260,385)    $  (50)    $  (41)     $  (157,318) $  (145,782)
   Net realized gain (loss)                  (943,547)  (1,584,141)        11          4          112,200     (151,274)
   Change in unrealized gain (loss)         1,795,504    3,663,506         62        964         (426,960)   1,222,478
                                          -----------  -----------     ------     ------      -----------  -----------
   Net increase (decrease) in net
      assets from operations                  793,536    1,818,980         23        927         (472,078)     925,422
                                          -----------  -----------     ------     ------      -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       18,682       18,749         --         --            5,972        9,601
   Withdrawals                             (2,309,249)  (2,319,158)        --         --       (1,319,770)  (1,406,110)
   Contract benefits                         (288,158)    (183,647)        --         --         (174,654)     (83,506)
   Contract charges                           (10,835)     (12,417)        (5)        (4)          (7,622)      (8,726)
   Transfers                               (1,150,307)    (904,319)        --         --         (629,553)    (394,982)
   Other transfers from (to) the
      General Account                          37,429       23,802         --         --            8,677        5,191
                                          -----------  -----------     ------     ------      -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions           (3,702,438)  (3,376,990)        (5)        (4)      (2,116,950)  (1,878,532)
                                          -----------  -----------     ------     ------      -----------  -----------
   Net increase (decrease) in net assets   (2,908,902)  (1,558,010)        18        923       (2,589,028)    (953,110)

NET ASSETS:
   Beginning of year                       17,804,027   19,362,037      7,533      6,610       12,559,567   13,512,677
                                          -----------  -----------     ------     ------      -----------  -----------
   End of year                            $14,895,125  $17,804,027     $7,551     $7,533      $ 9,970,539  $12,559,567
                                          ===========  ===========     ======     ======      ===========  ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           ALLIANCEBERNSTEIN VPS                                   DELAWARE VIP
                                            SMALL/MID CAP VALUE      ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                                  PORTFOLIO             VALUE PORTFOLIO         VALUE EQUITY SERIES
                                                  CLASS B                  CLASS B                STANDARD CLASS
                                          -----------------------   -----------------------  ------------------------
                                              2011        2010         2011         2010        2011         2010
                                          -----------  ----------   ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (69,695) $  (69,486)  $   (3,467)  $    5,370  $   (36,985) $   456,930
   Net realized gain (loss)                   145,280      13,146      (43,820)     (74,813)    (776,099)  (1,673,235)
   Change in unrealized gain (loss)          (638,769)  1,372,570      (16,049)     201,357   (1,773,852)   2,841,815
                                          -----------  ----------   ----------   ----------  -----------  -----------
   Net increase (decrease) in net
      assets from operations                 (563,184)  1,316,230      (63,336)     131,914   (2,586,936)   1,625,510
                                          -----------  ----------   ----------   ----------  -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        4,092      18,299        2,555        2,900       24,123       35,079
   Withdrawals                               (691,896)   (602,409)    (135,941)    (201,981)  (2,082,936)  (2,290,251)
   Contract benefits                         (113,822)   (288,540)     (18,317)     (22,997)     (91,861)    (370,643)
   Contract charges                            (3,218)     (3,452)        (530)        (611)     (11,538)     (13,516)
   Transfers                                  213,555    (130,926)     (42,847)     (10,790)     (83,947)    (472,686)
   Other transfers from (to) the
      General Account                          16,345      83,029        5,373         (211)      16,842       77,304
                                          -----------  ----------   ----------   ----------  -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions             (574,944)   (923,999)    (189,707)    (233,690)  (2,229,317)  (3,034,713)
                                          -----------  ----------   ----------   ----------  -----------  -----------
   Net increase (decrease) in net assets   (1,138,128)    392,231     (253,043)    (101,776)  (4,816,253)  (1,409,203)

NET ASSETS:
   Beginning of year                        6,292,451   5,900,220    1,449,486    1,551,262   19,314,792   20,723,995
                                          -----------  ----------   ----------   ----------  -----------  -----------
   End of year                            $ 5,154,323  $6,292,451   $1,196,443   $1,449,486  $14,498,539  $19,314,792
                                          ===========  ==========   ==========   ==========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                            DELAWARE VIP SMID CAP
                                                GROWTH SERIES        DWS CAPITAL GROWTH VIP   DWS EQUITY 500 INDEX VIP
                                                SERVICE CLASS               CLASS A (a)                CLASS A
                                          ------------------------  -----------------------   ------------------------
                                              2011        2010          2011         2010        2011         2010
                                          ----------   ----------   ----------       ----      --------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (23,183)  $  (41,257)  $  (27,872)      $--       $    394     $    564
   Net realized gain (loss)                  299,565       (3,749)     (35,201)       --           (522)      (1,147)
   Change in unrealized gain (loss)          (63,415)     891,420     (319,814)       --         (2,465)       5,909
                                          ----------   ----------   ----------       ---       --------     --------
   Net increase (decrease) in net
      assets from operations                 212,967      846,414     (382,887)       --         (2,593)       5,326
                                          ----------   ----------   ----------       ---       --------     --------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       6,679        6,887        7,491        --             --           --
   Withdrawals                              (417,202)    (331,947)    (161,532)       --        (13,033)     (17,070)
   Contract benefits                         (60,654)      (6,662)     (17,641)       --        (27,748)          --
   Contract charges                           (1,599)      (1,642)      (1,300)       --             --           --
   Transfers                                 250,378       66,780    3,202,866        --             --           --
   Other transfers from (to) the
      General Account                          2,340          610          754        --             --           --
                                          ----------   ----------   ----------       ---       --------     --------
   Net increase (decrease) in net assets
      from contract transactions            (220,058)    (265,974)   3,030,638        --        (40,781)     (17,070)
                                          ----------   ----------   ----------       ---       --------     --------
   Net increase (decrease) in net assets      (7,091)     580,440    2,647,751        --        (43,374)     (11,744)

NET ASSETS:
   Beginning of year                       3,283,494    2,703,054           --        --         43,374       55,118
                                          ----------   ----------   ----------       ---       --------     --------
   End of year                            $3,276,403   $3,283,494   $2,647,751       $--       $     --     $ 43,374
                                          ==========   ==========   ==========       ===       ========     ========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                          DWS GOVERNMENT & AGENCY
                                               SECURITIES VIP       DWS LARGE CAP VALUE VIP   DWS SMALL CAP INDEX VIP
                                                   CLASS A                 CLASS A (a)                CLASS A
                                          ------------------------  ------------------------  ------------------------
                                              2011        2010         2011          2010        2011         2010
                                           --------     --------    ----------       ----      --------      -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  1,505     $  2,341    $   (9,928)      $--       $     70      $    64
   Net realized gain (loss)                   3,630        1,266        (9,960)       --           (136)        (568)
   Change in unrealized gain (loss)          (3,077)        (242)      (75,046)       --         (3,133)       7,458
                                           --------     --------    ----------       ---       --------      -------
   Net increase (decrease) in net
      assets from operations                  2,058        3,365       (94,934)       --         (3,199)       6,954
                                           --------     --------    ----------       ---       --------      -------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         --           --         1,148        --             --           --
   Withdrawals                              (14,453)     (21,154)      (92,296)       --         (6,449)      (8,004)
   Contract benefits                        (36,066)          --       (20,497)       --        (12,632)          --
   Contract charges                              --           --          (455)       --             (8)          (7)
   Transfers                                     --           --     1,170,537        --             --           --
   Other transfers from (to) the
      General Account                            --           --           896        --             --           --
                                           --------     --------    ----------       ---       --------      -------
   Net increase (decrease) in net assets
      from contract transactions            (50,519)     (21,154)    1,059,333        --        (19,089)      (8,011)
                                           --------     --------    ----------       ---       --------      -------
   Net increase (decrease) in net assets    (48,461)     (17,789)      964,399        --        (22,288)      (1,057)
NET ASSETS:
   Beginning of year                         48,461       66,250            --        --         32,890       33,947
                                           --------     --------    ----------       ---       --------      -------
   End of year                             $     --     $ 48,461    $  964,399       $--       $ 10,602      $32,890
                                           ========     ========    ==========       ===       ========      =======

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                          DWS STRATEGIC VALUE VIP     DWS TECHNOLOGY VIP      EATON VANCE VT FLOATING-
                                                 CLASS A (a)              CLASS A (a)             RATE INCOME FUND
                                          ------------------------  ------------------------  ------------------------
                                              2011        2010          2011         2010        2011         2010
                                          -----------  ----------   -----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    13,395  $    6,091   $   (15,942)  $  (42,972) $  136,446   $  125,748
   Net realized gain (loss)                  (537,730)   (145,918)      144,012     (120,202)     14,425        6,470
   Change in unrealized gain (loss)           615,731     257,979        84,906      636,723    (108,903)     181,448
                                          -----------  ----------   -----------   ----------  ----------   ----------
   Net increase (decrease) in net assets
      from operations                          91,396     118,152       212,976      473,549      41,968      313,666
                                          -----------  ----------   -----------   ----------  ----------   ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                          181       2,339         2,542       10,119       1,112        3,677
   Withdrawals                                (43,857)   (127,387)     (109,702)    (259,904)   (568,687)    (528,110)
   Contract benefits                             (261)    (23,408)       (4,342)     (13,996)     (9,627)     (20,825)
   Contract charges                              (301)       (872)         (915)      (2,518)     (1,320)      (1,372)
   Transfers                               (1,234,763)    (12,447)   (3,358,135)    (126,706)  1,068,395      837,909
   Other transfers from (to) the
      General Account                             294         711           235        1,005           5        8,057
                                          -----------  ----------   -----------   ----------  ----------   ----------
   Net increase (decrease) in net assets
      from contract transactions           (1,278,707)   (161,064)   (3,470,317)    (392,000)    489,878      299,336
                                          -----------  ----------   -----------   ----------  ----------   ----------
   Net increase (decrease) in net assets   (1,187,311)    (42,912)   (3,257,341)      81,549     531,846      613,002
NET ASSETS:
   Beginning of year                        1,187,311   1,230,223     3,257,341    3,175,792   4,600,838    3,987,836
                                          -----------  ----------   -----------   ----------  ----------   ----------
   End of year                            $        --  $1,187,311   $        --   $3,257,341  $5,132,684   $4,600,838
                                          ===========  ==========   ===========   ==========  ==========   ==========

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP ASSET           FIDELITY VIP         FIDELITY VIP EQUITY-INCOME
                                            MANAGER(SM) PORTFOLIO    CONTRAFUND(R) PORTFOLIO           PORTFOLIO
                                               INITIAL CLASS             SERVICE CLASS 2             INITIAL CLASS
                                          ------------------------  -------------------------  --------------------------
                                              2011        2010          2011         2010          2011          2010
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    64,610  $    15,988  $  (131,322)  $   (88,318) $    684,411  $    240,035
   Net realized gain (loss)                    55,531     (382,523)      18,783      (577,649)     (716,045)   (2,290,394)
   Change in unrealized gain (loss)          (721,904)   2,308,737     (594,055)    3,266,364      (191,419)   11,708,690
                                          -----------  -----------  -----------   -----------  ------------  ------------
   Net increase (decrease) in net
      assets from operations                 (601,763)   1,942,202     (706,594)    2,600,397      (223,053)    9,658,331
                                          -----------  -----------  -----------   -----------  ------------  ------------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       22,972       28,551       28,193        17,236       207,614       201,515
   Withdrawals                             (1,715,260)  (1,887,493)  (2,299,381)   (2,407,919)   (7,698,250)   (8,943,193)
   Contract benefits                         (251,392)    (241,656)    (116,053)     (144,207)   (1,207,526)     (893,955)
   Contract charges                           (10,803)     (12,249)      (7,541)       (8,377)      (62,361)      (71,179)
   Transfers                                  165,628   (1,615,148)    (232,627)      210,590    (2,709,554)   (1,170,488)
   Other transfers from (to) the
      General Account                          49,734       31,139        6,428         4,809       153,997        86,452
                                          -----------  -----------  -----------   -----------  ------------  ------------
   Net increase (decrease) in net assets
       from contract transactions          (1,739,121)  (3,696,856)  (2,620,981)   (2,327,868)  (11,316,080)  (10,790,848)
                                          -----------  -----------  -----------   -----------  ------------  ------------
   Net increase (decrease) in net assets   (2,340,884)  (1,754,654)  (3,327,575)      272,529   (11,539,133)   (1,132,517)
NET ASSETS:
   Beginning of year                       16,594,204   18,348,858   19,482,112    19,209,583    78,964,484    80,097,001
                                          -----------  -----------  -----------   -----------  ------------  ------------
   End of year                            $14,253,320  $16,594,204  $16,154,537   $19,482,112  $ 67,425,351  $ 78,964,484
                                          ===========  ===========  ===========   ===========  ============  ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                            FIDELITY VIP GROWTH &      FIDELITY VIP GROWTH         FIDELITY VIP GROWTH
                                              INCOME PORTFOLIO       OPPORTUNITIES PORTFOLIO           PORTFOLIO
                                               SERVICE CLASS 2           SERVICE CLASS 2              INITIAL CLASS
                                          ------------------------  -------------------------  --------------------------
                                             2011         2010          2011         2010          2011          2010
                                           --------     --------     ----------   ----------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  1,107     $   (173)    $  (29,941)  $  (23,978)  $  (695,668)  $   (733,643)
   Net realized gain (loss)                      (7)         (91)        73,590      (23,975)    1,299,052       (667,456)
   Change in unrealized gain (loss)            (293)      14,227        (29,852)     434,190    (1,114,713)    13,898,742
                                           --------     --------     ----------   ----------   -----------   ------------
   Net increase (decrease) in net
      assets from operations                    807       13,963         13,797      386,237      (511,329)    12,497,643
                                           --------     --------     ----------   ----------   -----------   ------------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         --           --            240        4,459       266,719        235,068
   Withdrawals                                   --           --       (166,704)    (278,430)   (6,617,134)    (7,507,913)
   Contract benefits                             --           --        (37,690)      (8,633)     (702,790)      (510,826)
   Contract charges                             (16)         (16)        (1,112)      (1,167)      (64,579)       (70,086)
   Transfers                                     --           --         96,633      335,871    (1,671,513)    (2,538,853)
   Other transfers from (to) the
      General Account                            --           --          3,395          (23)       65,312         44,278
                                           --------     --------     ----------   ----------   -----------   ------------
   Net increase (decrease) in net assets
      from contract transactions                (16)         (16)      (105,238)      52,077    (8,723,985)   (10,348,332)
                                           --------     --------     ----------   ----------   -----------   ------------
   Net increase (decrease) in net assets        791       13,947        (91,441)     438,314    (9,235,314)     2,149,311
NET ASSETS:
   Beginning of year                        115,117      101,170      2,072,064    1,633,750    65,547,633     63,398,322
                                           --------     --------     ----------   ----------   -----------   ------------
   End of year                             $115,908     $115,117     $1,980,623   $2,072,064   $56,312,319   $ 65,547,633
                                           ========     ========     ==========   ==========   ===========   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP HIGH           FIDELITY VIP MID             FIDELITY VIP
                                              INCOME PORTFOLIO            CAP PORTFOLIO            OVERSEAS PORTFOLIO
                                                INITIAL CLASS            SERVICE CLASS 2              INITIAL CLASS
                                          ------------------------  -------------------------  --------------------------
                                              2011        2010          2011         2010          2011          2010
                                          -----------  -----------  -----------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $ 1,063,927  $ 1,313,343  $  (112,492)  $  (111,927) $   (19,495)  $   (21,118)
   Net realized gain (loss)                (1,014,508)  (1,519,749)     207,380         3,541     (257,822)     (803,382)
   Change in unrealized gain (loss)           479,114    2,714,519   (1,042,131)    2,070,468   (2,986,559)    2,786,328
                                          -----------  -----------  -----------   -----------  -----------   -----------
   Net increase (decrease) in net
      assets from operations                  528,533    2,508,113     (947,243)    1,962,082   (3,263,876)    1,961,828
                                          -----------  -----------  -----------   -----------  -----------   -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       56,407       53,166        4,938        13,118       34,981        38,839
   Withdrawals                             (2,343,895)  (2,973,101)  (1,111,518)   (1,152,492)  (1,866,214)   (2,175,079)
   Contract benefits                         (439,918)    (412,839)     (40,182)     (130,819)    (128,805)     (152,966)
   Contract charges                           (16,438)     (18,680)      (3,862)       (4,217)     (16,945)      (19,509)
   Transfers                                   88,940      (67,808)    (411,139)        8,297       44,555      (624,148)
   Other transfers from (to) the
      General Account                           1,415       75,557        4,443        94,261       12,992         8,660
                                          -----------  -----------  -----------   -----------  -----------   -----------
   Net increase (decrease) in net assets
      from contract transactions           (2,653,489)  (3,343,705)  (1,557,320)   (1,171,852)  (1,919,436)   (2,924,203)
                                          -----------  -----------  -----------   -----------  -----------   -----------
   Net increase (decrease) in net assets   (2,124,956)    (835,592)  (2,504,563)      790,230   (5,183,312)     (962,375)
NET ASSETS:
   Beginning of year                       21,891,251   22,726,843    8,826,748     8,036,518   19,639,342    20,601,717
                                          -----------  -----------  -----------   -----------  -----------   -----------
   End of year                            $19,766,295  $21,891,251  $ 6,322,185   $ 8,826,748  $14,456,030   $19,639,342
                                          ===========  ===========  ===========   ===========  ===========   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP VALUE     FT VIP FRANKLIN GROWTH     FT VIP FRANKLIN LARGE CAP
                                            STRATEGIES PORTFOLIO    AND INCOME SECURITIES        GROWTH SECURITIES FUND
                                               SERVICE CLASS 2             FUND CLASS 2                 CLASS 2
                                          ------------------------  -------------------------  --------------------------
                                              2011        2010          2011         2010          2011          2010
                                          ----------   ----------    ----------   ----------    ---------     ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (14,518)  $  (27,638)   $   35,863   $   33,599    $  (4,682)    $  (4,271)
   Net realized gain (loss)                   27,972      (96,469)      (53,386)    (112,664)      15,486        (2,374)
   Change in unrealized gain (loss)         (201,930)     575,665        21,762      291,220      (25,282)       68,448
                                          ----------   ----------    ----------   ----------    ---------     ---------
   Net increase (decrease) in net
      assets from operations                (188,476)     451,558         4,239      212,155      (14,478)       61,803
                                          ----------   ----------    ----------   ----------    ---------     ---------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       2,912        1,941           395          677          300         4,765
   Withdrawals                              (236,383)    (264,157)     (214,450)    (178,156)    (104,002)      (90,181)
   Contract benefits                         (40,122)     (15,866)      (16,174)     (39,038)          --        (2,294)
   Contract charges                             (870)        (989)       (1,111)      (1,239)        (343)         (400)
   Transfers                                 (65,570)    (429,767)      584,728      142,553      (40,863)      (48,531)
   Other transfers from (to) the
      General Account                          3,209        1,571         1,153          744         (243)         (318)
                                          ----------   ----------    ----------   ----------    ---------     ---------
   Net increase (decrease) in net assets
      from contract transactions            (336,824)    (707,267)      354,541      (74,459)    (145,151)     (136,959)
                                          ----------   ----------    ----------   ----------    ---------     ---------
   Net increase (decrease) in net assets    (525,300)    (255,709)      358,780      137,696     (159,629)      (75,156)
NET ASSETS:
   Beginning of year                       2,147,157    2,402,866     1,691,799    1,554,103      685,782       760,938
                                          ----------   ----------    ----------   ----------    ---------     ---------
   End of year                            $1,621,857   $2,147,157    $2,050,579   $1,691,799    $ 526,153     $ 685,782
                                          ==========   ==========    ==========   ==========    =========     =========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           FT VIP FRANKLIN SMALL    FT VIP FRANKLIN SMALL-MID     FT VIP MUTUAL SHARES
                                            CAP VALUE SECURITIES      CAP GROWTH SECURITIES         SECURITIES FUND
                                                FUND CLASS 2               FUND CLASS 2                  CLASS 2
                                          ------------------------  -------------------------  --------------------------
                                              2011         2010         2011         2010          2011          2010
                                           --------      -------    -----------   -----------  ----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   (235)     $  (178)   $  (162,071)  $  (165,831) $   34,672    $     3,879
   Net realized gain (loss)                   3,046         (329)       224,565      (193,926)    (25,138)      (146,883)
   Change in unrealized gain (loss)          (3,092)       5,847       (691,056)    2,988,173    (117,130)       518,159
                                           --------      -------    -----------   -----------  ----------    -----------
   Net increase (decrease) in net
      assets from operations                   (281)       5,340       (628,562)    2,628,416    (107,596)       375,155
                                           --------      -------    -----------   -----------  ----------    -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         --           --         12,133        14,297         541          1,437
   Withdrawals                              (14,481)      (4,796)    (1,324,251)   (1,217,113)   (469,142)      (594,299)
   Contract benefits                           (356)        (267)      (142,709)      (63,681)    (14,081)      (159,773)
   Contract charges                              (9)         (16)        (6,958)       (7,872)     (2,278)        (2,588)
   Transfers                                   (944)      14,592       (625,194)     (876,638)      5,472       (357,035)
   Other transfers from (to) the
      General Account                           (21)           3         10,630         3,747      14,013           (154)
                                           --------      -------    -----------   -----------  ----------    -----------
   Net increase (decrease) in net assets
      from contract transactions            (15,811)       9,516     (2,076,349)   (2,147,260)   (465,475)    (1,112,412)
                                           --------      -------    -----------   -----------  ----------    -----------
   Net increase (decrease) in net assets    (16,092)      14,856     (2,704,911)      481,156    (573,071)      (737,257)

NET ASSETS:
   Beginning of year                         35,623       20,767     12,165,868    11,684,712   4,182,362      4,919,619
                                           --------      -------    -----------   -----------  ----------    -----------
   End of year                             $ 19,531      $35,623    $ 9,460,957   $12,165,868  $3,609,291    $ 4,182,362
                                           ========      =======    ===========   ===========  ==========    ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                          FT VIP TEMPLETON FOREIGN   GOLDMAN SACHS VIT CORE     GOLDMAN SACHS VIT EQUITY
                                               SECURITIES FUND          FIXED INCOME FUND               INDEX FUND
                                                   CLASS 2               SERVICE SHARES               SERVICE SHARES
                                          ------------------------  -------------------------   -------------------------
                                              2011        2010          2011         2010          2011          2010
                                          -----------  -----------   -----------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    15,290  $    32,955   $   441,718  $   741,839   $    86,130   $    98,733
   Net realized gain (loss)                   147,571       81,159        25,947     (215,253)      688,346      (504,051)
   Change in unrealized gain (loss)          (860,973)     286,382     1,794,790    2,114,010      (533,633)    9,439,028
                                          -----------  -----------   -----------  -----------   -----------   -----------
   Net increase (decrease) in net
      assets from operations                 (698,112)     400,496     2,262,455    2,640,596       240,843     9,033,710
                                          -----------  -----------   -----------  -----------   -----------   -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        2,924        9,361        64,754       59,421       150,850       141,812
   Withdrawals                               (700,878)    (632,109)   (5,688,005)  (6,902,426)   (7,008,854)   (8,029,708)
   Contract benefits                          (67,228)     (55,212)     (536,150)    (463,928)   (1,099,155)   (1,211,270)
   Contract charges                            (3,083)      (3,570)      (23,390)     (27,220)      (62,922)      (71,129)
   Transfers                                 (270,024)    (395,136)   (1,502,720)     914,857      (934,201)     (706,517)
   Other transfers from (to) the
      General Account                           7,136          614        17,672      282,336       115,203        69,438
                                          -----------  -----------   -----------  -----------   -----------   -----------
   Net increase (decrease) in net assets
      from contract transactions           (1,031,153)  (1,076,052)   (7,667,839)  (6,136,960)   (8,839,079)   (9,807,374)
                                          -----------  -----------   -----------  -----------   -----------   -----------
   Net increase (decrease) in net assets   (1,729,265)    (675,556)   (5,405,384)  (3,496,364)   (8,598,236)     (773,664)
NET ASSETS:
   Beginning of year                        6,688,304    7,363,860    45,586,035   49,082,399    75,004,507    75,778,171
                                          -----------  -----------   -----------  -----------   -----------   -----------
   End of year                            $ 4,959,039  $ 6,688,304   $40,180,651  $45,586,035   $66,406,271   $75,004,507
                                          ===========  ===========   ===========  ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS VIT      GOLDMAN SACHS VIT GROWTH   GOLDMAN SACHS VIT MID CAP
                                           GOVERNMENT INCOME FUND      OPPORTUNITIES FUND              VALUE FUND
                                               SERVICE SHARES             SERVICE SHARES             SERVICE SHARES
                                          ------------------------  -------------------------  --------------------------
                                              2011        2010          2011         2010          2011          2010
                                          -----------  -----------   -----------  -----------  ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (126,788) $    78,421   $  (507,142) $  (539,730) $   (408,991)  $  (468,921)
   Net realized gain (loss)                 1,152,379      379,323       112,106   (1,538,156)     (749,506)   (2,339,140)
   Change in unrealized gain (loss)            53,846      593,820    (1,313,922)   8,068,370    (2,140,598)   12,234,915
                                          -----------  -----------   -----------  -----------  ------------   -----------
   Net increase (decrease) in net
      assets from operations                1,079,437    1,051,564    (1,708,958)   5,990,484    (3,299,095)    9,426,854
                                          -----------  -----------   -----------  -----------  ------------   -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       35,481       53,624        47,151       78,043        63,295        80,110
   Withdrawals                             (3,127,898)  (3,538,056)   (3,810,649)  (4,405,387)   (4,570,276)   (5,710,656)
   Contract benefits                         (278,310)    (207,835)     (248,557)    (338,633)     (439,566)     (409,100)
   Contract charges                           (12,125)     (14,681)      (26,636)     (30,539)      (30,893)      (35,839)
   Transfers                               (3,124,236)     736,868    (2,058,060)    (847,967)   (1,796,843)   (2,319,455)
   Other transfers from (to) the
      General Account                          26,335       29,417        48,202       12,969        48,304        84,347
                                          -----------  -----------   -----------  -----------  ------------   -----------
   Net increase (decrease) in net assets
      from contract transactions           (6,480,753)  (2,940,663)   (6,048,549)  (5,531,514)   (6,725,979)   (8,310,593)
                                          -----------  -----------   -----------  -----------  ------------   -----------
   Net increase (decrease) in net assets   (5,401,316)  (1,889,099)   (7,757,507)     458,970   (10,025,074)    1,116,261
NET ASSETS:
   Beginning of year                       26,826,039   28,715,138    38,611,760   38,152,790    47,459,768    46,343,507
                                          -----------  -----------   -----------  -----------  ------------   -----------
   End of year                            $21,424,723  $26,826,039   $30,854,253  $38,611,760  $ 37,434,694   $47,459,768
                                          ===========  ===========   ===========  ===========  ============   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           GOLDMAN SACHS VIT MONEY       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                 MARKET FUND          STRATEGIC GROWTH FUND      STRATEGIC INTERNATIONAL
                                               SERVICE SHARES             SERVICE SHARES       EQUITY FUND SERVICE SHARES
                                          ------------------------  -------------------------  --------------------------
                                              2011        2010          2011         2010          2011          2010
                                          -----------  -----------   -----------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $  (432,027) $  (494,731)  $  (665,559) $  (723,885)  $   431,281   $   (70,846)
   Net realized gain (loss)                        --           --     1,239,371      796,634      (972,457)   (1,696,220)
   Change in unrealized gain (loss)                --           --    (2,822,348)   4,607,820    (4,138,970)    4,250,111
                                          -----------  -----------   -----------  -----------   -----------   -----------
   Net increase (decrease) in net
      assets from operations                 (432,027)    (494,731)   (2,248,536)   4,680,569    (4,680,146)    2,483,045
                                          -----------  -----------   -----------  -----------   -----------   -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       74,237      106,253       176,918      186,029        52,888        80,649
   Withdrawals                             (7,227,034)  (8,044,860)   (5,212,699)  (6,414,591)   (3,158,072)   (3,794,550)
   Contract benefits                       (1,158,177)  (1,011,539)     (559,775)    (518,712)     (233,245)     (298,149)
   Contract charges                           (23,118)     (26,819)      (60,374)     (69,890)      (23,958)      (28,296)
   Transfers                                 (178,220)   5,370,900    (1,321,888)  (1,620,140)     (271,229)     (662,855)
   Other transfers from (to) the
      General Account                       3,476,766    2,119,056        78,772       35,992        18,651        14,728
                                          -----------  -----------   -----------  -----------   -----------   -----------
   Net increase (decrease) in net assets
      from contract transactions           (5,035,546)  (1,487,009)   (6,899,046)  (8,401,312)   (3,614,965)   (4,688,473)
                                          -----------  -----------   -----------  -----------   -----------   -----------
   Net increase (decrease) in net assets   (5,467,573)  (1,981,740)   (9,147,582)  (3,720,743)   (8,295,111)   (2,205,428)
NET ASSETS:
   Beginning of year                       32,617,833   34,599,573    57,407,083   61,127,826    32,019,399    34,224,827
                                          -----------  -----------   -----------  -----------   -----------   -----------
   End of year                            $27,150,260  $32,617,833   $48,259,501  $57,407,083   $23,724,288   $32,019,399
                                          ===========  ===========   ===========  ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS VIT                                   INVESCO V.I. CAPITAL
                                           STRUCTURED U.S. EQUITY   INVESCO V.I. BASIC VALUE        APPRECIATION FUND
                                             FUND SERVICE SHARES      FUND SERIES II SHARES         SERIES I SHARES
                                          ------------------------  -------------------------  --------------------------
                                              2011        2010          2011         2010          2011          2010
                                          -----------  -----------   -----------  -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (11,839) $  (109,300)  $   (47,133) $   (69,154)  $   (59,278)  $  (34,963)
   Net realized gain (loss)                (2,961,665)  (4,205,181)     (311,179)    (538,044)      (80,068)    (212,550)
   Change in unrealized gain (loss)         4,103,435    9,105,711       109,789      906,095      (262,440)     851,096
                                          -----------  -----------   -----------  -----------   -----------   ----------
   Net increase (decrease) in net
      assets from operations                1,129,931    4,791,230      (248,523)     298,897      (401,786)     603,583
                                          -----------  -----------   -----------  -----------   -----------   ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      135,892       99,528         3,319        5,061         8,332        5,776
   Withdrawals                             (4,360,385)  (5,161,959)     (731,410)    (680,755)     (594,627)    (572,030)
   Contract benefits                         (882,990)    (695,067)      (10,998)    (109,513)      (38,969)     (31,117)
   Contract charges                           (40,410)     (45,629)       (2,349)      (2,889)       (3,282)      (3,835)
   Transfers                               (1,476,852)    (558,475)     (280,088)    (354,506)      (83,060)    (197,846)
   Other transfers from (to) the
      General Account                          69,391       30,014         5,351        1,312         6,910        1,879
                                          -----------  -----------   -----------  -----------   -----------   ----------
   Net increase (decrease) in net assets
      from contract transactions           (6,555,354)  (6,331,588)   (1,016,175)  (1,141,290)     (704,696)    (797,173)
                                          -----------  -----------   -----------  -----------   -----------   ----------
   Net increase (decrease) in net assets   (5,425,423)  (1,540,358)   (1,264,698)    (842,393)   (1,106,482)    (193,590)
NET ASSETS:
   Beginning of year                       46,822,941   48,363,299     6,084,316    6,926,709     4,928,022    5,121,612
                                          -----------  -----------   -----------  -----------   -----------   ----------
   End of year                            $41,397,518  $46,822,941   $ 4,819,618  $ 6,084,316   $ 3,821,540   $4,928,022
                                          ===========  ===========   ===========  ===========   ===========   ==========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                            INVESCO V.I. CAPITAL
                                              DEVELOPMENT FUND       INVESCO V.I. CORE EQUITY  INVESCO V.I. GLOBAL HEALTH
                                               SERIES II SHARES        FUND SERIES I SHARES     CARE FUND SERIES I SHARES
                                          ------------------------  -------------------------  --------------------------
                                              2011        2010          2011         2010          2011          2010
                                           ---------    ---------    ----------   -----------   ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  (5,485)   $  (6,432)   $  (23,531)  $   (28,122)  $  (46,566)   $  (50,008)
   Net realized gain (loss)                    6,470       (7,898)       27,273      (160,367)      58,921       (32,799)
   Change in unrealized gain (loss)          (27,413)      82,363       (50,972)      494,775       96,075       201,410
                                           ---------    ---------    ----------   -----------   ----------    ----------
   Net increase (decrease) in net
      assets from operations                 (26,428)      68,033       (47,230)      306,286      108,430       118,603
                                           ---------    ---------    ----------   -----------   ----------    ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       1,650        1,597         7,877         6,000        8,593        10,987
   Withdrawals                               (70,137)     (56,205)     (474,785)     (585,892)    (377,619)     (338,841)
   Contract benefits                         (43,930)     (21,822)     (104,622)      (44,983)     (61,114)      (28,563)
   Contract charges                             (182)        (220)       (2,882)       (3,475)      (2,542)       (2,879)
   Transfers                                  28,484      (24,192)      (48,250)     (483,085)    (122,898)      (84,717)
   Other transfers from (to) the
      General Account                          6,939          190         9,348           741        2,278         2,921
                                           ---------    ---------    ----------   -----------   ----------    ----------
   Net increase (decrease) in net assets
      from contract transactions             (77,176)    (100,652)     (613,314)   (1,110,694)    (553,302)     (441,092)
                                           ---------    ---------    ----------   -----------   ----------    ----------
   Net increase (decrease) in net assets    (103,604)     (32,619)     (660,544)     (804,408)    (444,872)     (322,489)
NET ASSETS:
   Beginning of year                         431,790      464,409     4,640,471     5,444,879    3,331,735     3,654,224
                                           ---------    ---------    ----------   -----------   ----------    ----------
   End of year                             $ 328,186    $ 431,790    $3,979,927   $ 4,640,471   $2,886,863    $3,331,735
                                           =========    =========    ==========   ===========   ==========    ==========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           INVESCO V.I. LARGE CAP    INVESCO VAN KAMPEN V.I.        JANUS ASPEN FORTY
                                                GROWTH FUND            CAPITAL GROWTH FUND             PORTFOLIO
                                             SERIES I SHARES (a)        SERIES I SHARES (a)          SERVICE SHARES
                                          ------------------------  -------------------------  --------------------------
                                              2011        2010          2011         2010          2011          2010
                                          -----------   ----------   ----------      ----        --------       -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (3,835)  $  (12,306)  $  (11,105)      $--        $    (76)      $  (127)
   Net realized gain (loss)                   348,973       16,172      (36,334)       --           4,470         2,187
   Change in unrealized gain (loss)          (237,588)     171,759     (147,134)       --          (6,336)       (1,115)
                                          -----------   ----------   ----------       ---        --------       -------
   Net increase (decrease) in net
      assets from operations                  107,550      175,625     (194,573)       --          (1,942)          945
                                          -----------   ----------   ----------       ---        --------       -------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        1,288        3,686        2,388        --              --            --
   Withdrawals                                (67,096)    (159,818)    (148,462)       --          (5,440)       (7,518)
   Contract benefits                             (293)      (4,026)      (4,762)       --         (11,005)           --
   Contract charges                              (302)        (817)        (491)       --              (2)           (2)
   Transfers                               (1,349,946)     (71,616)   1,298,297        --              --            --
   Other transfers from (to) the
      General Account                              --           (2)          (3)       --              --            --
                                          -----------   ----------   ----------       ---        --------       -------
   Net increase (decrease) in net assets
      from contract transactions           (1,416,349)    (232,593)   1,146,967        --         (16,447)       (7,520)
                                          -----------   ----------   ----------       ---        --------       -------
   Net increase (decrease) in net assets   (1,308,799)     (56,968)     952,394        --         (18,389)       (6,575)
NET ASSETS:
   Beginning of year                        1,308,799    1,365,767           --        --          20,718        27,293
                                          -----------   ----------   ----------       ---        --------       -------
   End of year                            $        --   $1,308,799   $  952,394       $--        $  2,329       $20,718
                                          ===========   ==========   ==========       ===        ========       =======

(a)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                              JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS       MFS(R) MID CAP GROWTH
                                          PORTFOLIO SERVICE SHARES   PORTFOLIO SERVICE SHARES     SERIES SERVICE CLASS
                                          ------------------------  -------------------------  --------------------------
                                              2011         2010          2011          2010         2011          2010
                                          -----------   ----------     -------       -------     ---------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (61,432)  $  (67,734)    $   (57)      $   (22)    $ (10,089)     $ (9,230)
   Net realized gain (loss)                   (38,755)    (190,657)        273            69        18,586        (5,326)
   Change in unrealized gain (loss)          (310,970)   1,016,481      (8,028)        4,601       (55,924)      172,070
                                          -----------   ----------     -------       -------     ---------      --------
   Net increase (decrease) in net
      assets from operations                 (411,157)     758,090      (7,812)        4,648       (47,427)      157,514
                                          -----------   ----------     -------       -------     ---------      --------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        5,935        9,424          --            --           596         1,651
   Withdrawals                               (784,899)    (850,848)         --            --      (103,858)      (28,328)
   Contract benefits                          (78,674)     (42,280)         --            --            --          (783)
   Contract charges                            (4,527)      (5,397)        (14)          (16)         (423)         (416)
   Transfers                                 (101,860)      83,913          --            --       (47,280)       55,583
   Other transfers from (to) the
      General Account                           8,258        5,417          --            --           434         1,118
                                          -----------   ----------     -------       -------     ---------      --------
   Net increase (decrease) in net assets
      from contract transactions             (955,767)    (799,771)        (14)          (16)     (150,531)       28,825
                                          -----------   ----------     -------       -------     ---------      --------
   Net increase (decrease) in net assets   (1,366,924)     (41,681)     (7,826)        4,632      (197,958)      186,339
NET ASSETS:
   Beginning of year                        6,540,815    6,582,496      23,843        19,211       769,345       583,006
                                          -----------   ----------     -------       -------     ---------      --------
   End of year                            $ 5,173,891   $6,540,815     $16,017       $23,843     $ 571,387      $769,345
                                          ===========   ==========     =======       =======     =========      ========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                            MFS(R) NEW DISCOVERY       MFS(R) TOTAL RETURN       MFS(R) UTILITIES SERIES
                                            SERIES SERVICE CLASS       SERIES SERVICE CLASS           SERVICE CLASS
                                          ------------------------  -------------------------  --------------------------
                                              2011         2010         2011          2010          2011          2010
                                           ----------   ----------   ----------    ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  (46,998)  $  (35,747)  $   50,291    $   66,318   $    52,810   $   51,576
   Net realized gain (loss)                   569,035      121,301       41,734       (25,592)       73,024      (72,035)
   Change in unrealized gain (loss)          (902,144)     693,015      (84,308)      421,877        39,729      385,770
                                           ----------   ----------   ----------    ----------   -----------   ----------
   Net increase (decrease) in net
      assets from operations                 (380,107)     778,569        7,717       462,603       165,563      365,311
                                           ----------   ----------   ----------    ----------   -----------   ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        1,155          996          131         1,793         1,303       34,333
   Withdrawals                               (304,371)    (262,738)    (750,287)     (748,117)     (443,544)    (475,314)
   Contract benefits                          (39,965)     (26,062)     (18,769)     (216,383)     (101,873)     (24,816)
   Contract charges                              (832)        (740)      (2,020)       (2,178)       (1,218)      (1,284)
   Transfers                                  209,652      589,904       29,694       276,454       182,033       89,444
   Other transfers from (to) the
      General Account                           5,582         (299)       5,959       171,527            --        8,687
                                           ----------   ----------   ----------    ----------   -----------   ----------
   Net increase (decrease) in net assets
      from contract transactions             (128,779)     301,061     (735,292)     (516,904)     (363,299)    (368,950)
                                           ----------   ----------   ----------    ----------   -----------   ----------
   Net increase (decrease) in net assets     (508,886)   1,079,630     (727,575)      (54,301)     (197,736)      (3,639)
NET ASSETS:
   Beginning of year                        3,194,109    2,114,479    6,012,538     6,066,839     3,420,535    3,424,174
                                           ----------   ----------   ----------    ----------   -----------   ----------
   End of year                             $2,685,223   $3,194,109   $5,284,963    $6,012,538   $ 3,222,799   $3,420,535
                                           ==========   ==========   ==========    ==========   ===========   ==========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                       OPPENHEIMER CAPITAL         OPPENHEIMER GLOBAL
                                            OPPENHEIMER BALANCED       APPRECIATION FUND/VA       SECURITIES FUND/VA
                                           FUND/VA SERVICE SHARES         SERVICE SHARES             SERVICE SHARES
                                          ------------------------  -------------------------  --------------------------
                                              2011         2010         2011          2010          2011          2010
                                           ----------   ----------   ----------    ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   10,288   $   (5,292)  $  (25,823)   $  (31,423)  $   (16,662)  $  (10,970)
   Net realized gain (loss)                   (13,495)     (55,636)     105,219        91,495       188,596       98,236
   Change in unrealized gain (loss)           (15,569)     242,490     (131,334)       76,480      (587,383)     560,689
                                           ----------   ----------   ----------    ----------   -----------   ----------
   Net increase (decrease) in net
      assets from operations                  (18,776)     181,562      (51,938)      136,552      (415,449)     647,955
                                           ----------   ----------   ----------    ----------   -----------   ----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        4,836        2,989        1,503         1,646         7,299        8,956
   Withdrawals                                (99,315)    (119,652)    (277,418)     (341,743)     (838,837)    (658,953)
   Contract benefits                           (9,001)     (42,928)     (14,496)       (5,293)      (28,718)     (70,014)
   Contract charges                              (582)        (582)        (756)         (934)       (1,744)      (2,022)
   Transfers                                   43,824      (66,148)     (83,452)     (193,364)      (72,778)    (159,909)
   Other transfers from (to) the
      General Account                            (327)      16,070          758         2,608         2,845        5,678
                                           ----------   ----------   ----------    ----------   -----------   ----------
   Net increase (decrease) in net assets
      from contract transactions              (60,565)    (210,251)    (373,861)     (537,080)     (931,933)    (876,264)
                                           ----------   ----------   ----------    ----------   -----------   ----------
   Net increase (decrease) in net assets      (79,341)     (28,689)    (425,799)     (400,528)   (1,347,382)    (228,309)
NET ASSETS:
   Beginning of year                        1,762,437    1,791,126    2,095,363     2,495,891     5,145,962    5,374,271
                                           ----------   ----------   ----------    ----------   -----------   ----------
   End of year                             $1,683,096   $1,762,437   $1,669,564    $2,095,363   $ 3,798,580   $5,145,962
                                           ==========   ==========   ==========    ==========   ===========   ==========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           OPPENHEIMER HIGH INCOME   OPPENHEIMER MAIN STREET    PIONEER EMERGING MARKETS
                                           FUND/VA SERVICE SHARES   FUND(R)/VA SERVICE SHARES    VCT PORTFOLIO CLASS II
                                          ------------------------  -------------------------  --------------------------
                                              2011         2010         2011          2010         2011           2010
                                           ----------   ----------   ----------    ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  132,059   $   72,238   $   (7,165)   $   (5,564)  $  (165,091)  $  (140,742)
   Net realized gain (loss)                  (539,138)    (485,372)      46,349         7,746       451,346       441,232
   Change in unrealized gain (loss)           357,663      615,743      (54,541)      129,500    (3,331,185)    1,341,560
                                           ----------   ----------   ----------    ----------   -----------   -----------
   Net increase (decrease) in net
      assets from operations                  (49,416)     202,609      (15,357)      131,682    (3,044,930)    1,642,050
                                           ----------   ----------   ----------    ----------   -----------   -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        1,471        2,140          233           218        23,570         8,318
   Withdrawals                               (206,673)    (168,329)    (149,426)      (77,865)   (1,251,982)   (1,488,987)
   Contract benefits                          (22,101)     (11,638)    (106,596)      (31,249)     (122,950)     (126,988)
   Contract charges                              (741)        (889)        (640)         (738)       (5,420)       (6,360)
   Transfers                                 (160,024)     126,731       79,468       (75,044)       33,776       417,963
   Other transfers from (to) the
      General Account                             728          925          228           118         8,469           580
                                           ----------   ----------   ----------    ----------   -----------   -----------
   Net increase (decrease) in net assets
      from contract transactions             (387,340)     (51,060)    (176,733)     (184,560)   (1,314,537)   (1,195,474)
                                           ----------   ----------   ----------    ----------   -----------   -----------
   Net increase (decrease) in net assets     (436,756)     151,549     (192,090)      (52,878)   (4,359,467)      446,576
NET ASSETS:
   Beginning of year                        1,798,711    1,647,162    1,027,412     1,080,290    13,252,590    12,806,014
                                           ----------   ----------   ----------    ----------   -----------   -----------
   End of year                             $1,361,955   $1,798,711   $  835,322    $1,027,412   $ 8,893,123   $13,252,590
                                           ==========   ==========   ==========    ==========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             PIONEER REAL ESTATE          T. ROWE PRICE
                                            SHARES VCT PORTFOLIO       INTERNATIONAL STOCK
                                                  CLASS II                  PORTFOLIO
                                          ------------------------  -------------------------
                                              2011         2010         2011          2010
                                           ----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   52,340   $   62,886   $     1,441  $  (108,282)
   Net realized gain (loss)                   102,016     (138,618)          250     (277,159)
   Change in unrealized gain (loss)           414,607    1,584,778    (2,488,553)   2,593,066
                                           ----------   ----------   -----------  -----------
   Net increase (decrease) in net
      assets from operations                  568,963    1,509,046    (2,486,862)   2,207,625
                                           ----------   ----------   -----------  -----------
FROM CONTRACT TRANSACTIONS:
   Net purchase payments                       22,689        7,026        15,916       21,926
   Withdrawals                               (707,663)    (674,810)   (1,626,789)  (2,358,001)
   Contract benefits                         (153,838)     (86,509)     (235,368)    (137,184)
   Contract charges                            (3,658)      (3,834)      (11,786)     (13,901)
   Transfers                                  (98,756)     299,028      (173,400)    (421,407)
   Other transfers from (to) the
      General Account                           3,886        2,118        20,349        6,723
                                           ----------   ----------   -----------  -----------
   Net increase (decrease) in net assets
      from contract transactions             (937,340)    (456,981)   (2,011,078)  (2,901,844)
                                           ----------   ----------   -----------  -----------
   Net increase (decrease) in net assets     (368,377)   1,052,065    (4,497,940)    (694,219)
NET ASSETS:
   Beginning of year                        7,115,338    6,063,273    19,373,293   20,067,512
                                           ----------   ----------   -----------  -----------
   End of year                             $6,746,961   $7,115,338   $14,875,353  $19,373,293
                                           ==========   ==========   ===========  ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Commonwealth Annuity Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Commonwealth Annuity Immediate Advantage, Commonwealth Annuity Premier Choice, and Commonwealth Annuity Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Sixty-one Sub-Accounts are currently offered by the Separate Account, of which fifty-nine had activity during the year. Two Sub-Accounts had no Contract Owner activity and zero balances at December 31, 2011. The two Sub-Accounts are as follows:

SUB-ACCOUNTS

Janus Aspen Enterprise Portfolio Service Shares
Pioneer Fund VCT Portfolio Class II

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Delaware VIP Trust
DWS Investment VIT Funds
DWS Variable Series I
DWS Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust(SM)
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.

SEPARATE ACCOUNT VA-K

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were merged as indicated:

DATE             SURVIVING FUND                            CLOSED FUND
--------------   --------------------------------------    -------------------------------
April 29, 2011   DWS Capital Growth VIP Class A            DWS Technology VIP Class A
April 29, 2011   DWS Large Cap Value VIP Class A           DWS Strategic Value VIP Class A
April 29, 2011   Invesco Van Kampen V.I. Capital Growth    Invesco V.I. Large Cap Growth
                    Fund Series I Shares                      Fund Series I Shares

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Accounts are closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNTS

Eaton Vance VT Floating-Rate Income Fund
FT VIP Franklin Small Cap Value Securities Fund Class 2
Janus Aspen Overseas Portfolio Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

SEPARATE ACCOUNT VA-K

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, 5.0, or 7.0 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA"). The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and GPA) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract Owners and beneficiaries made under the terms of the Contracts and amounts that Contract Owners have requested to be withdrawn and paid to them. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no

SEPARATE ACCOUNT VA-K
recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2011.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate charge is made for each rider.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each sub-account (Unit Fair Value deductions) or deducted from individual contracts (Contract deductions). Current fees and charges are summarized in the table below. For more detailed information about fees and charges, refer to the product prospectuses.

SEPARATE ACCOUNT VA-K

                      COMMONWEALTH       COMMONWEALTH     COMMONWEALTH
                         ANNUITY           ANNUITY          ANNUITY      COMMONWEALTH ANNUITY    COMMONWEALTH       DIRECTED
                      ADVANTAGE AND       IMMEDIATE         PREMIER      PREMIER CHOICE (WITH      ANNUITY          ADVISORY
                     EXECANNUITY PLUS     ADVANTAGE         CHOICE         OPTIONAL RIDER)     VALUE GENERATION     SOLUTIONS
                     ----------------  ---------------  ---------------  --------------------  ----------------  ----------------
Mortality and Expense Risk
   Frequency              Daily             Daily            Daily               Daily               Daily            Daily
   Deduction Method  Unit Fair Value   Unit Fair Value  Unit Fair Value     Unit Fair Value     Unit Fair Value  Unit Fair Value
   Rate (Annual)          1.25%             1.25%            1.30%               1.30%               0.65%            0.50%

Administrative Expense
   Frequency              Daily             Daily            Daily               Daily               Daily            Daily
   Deduction Method  Unit Fair Value   Unit Fair Value  Unit Fair Value     Unit Fair Value     Unit Fair Value  Unit Fair Value
   Rate (Annual)          0.20%             0.20%            0.20%               0.20%               0.15%            0.15%

Optional Rider Fees
   Frequency             Monthly             N/A              N/A                Daily              Monthly          Monthly
   Deduction Method      Contract            N/A              N/A           Unit Fair Value         Contract         Contract
   Rate (Annual)       0.15%-0.50%           N/A              N/A                0.25%               0.25%         0.15%-0.25%

Contract Fee
   Frequency          Annually, and          N/A         Annually, and      Annually, and       Annually, and     Annually, and
                        upon full                          upon full           upon full           upon full         upon full
                     surrender of the                    surrender of      surrender of the    surrender of the  surrender of the
                        contract                         the contract          contract            contract          contract
   Deduction Method     Contract             N/A            Contract           Contract            Contract          Contract
   Maximum Annual         $30                N/A              $35                $35                 $35               $35
      Fee

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2011, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT funds' advisory agreement provided for fees ranging from 0.22% to 0.99% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.07% to 0.25% of the fund's average daily net assets.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                        YEAR ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          2011          2010
                                                                       -----------   -----------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
   Issuance of Units                                                       443,083       711,157
   Redemption of Units                                                  (3,749,447)   (4,172,133)
                                                                       -----------   -----------
      Net increase (decrease)                                           (3,306,364)   (3,460,976)
                                                                       ===========   ===========

ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO CLASS B
   Issuance of Units                                                            --            --
   Redemption of Units                                                          (6)           (6)
                                                                       -----------   -----------
      Net increase (decrease)                                                   (6)           (6)
                                                                       ===========   ===========

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
   Issuance of Units                                                       889,036     1,169,986
   Redemption of Units                                                  (4,230,933)   (4,461,276)
                                                                       -----------   -----------
      Net increase (decrease)                                           (3,341,897)   (3,291,290)
                                                                       ===========   ===========

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
   Issuance of Units                                                       421,770       528,856
   Redemption of Units                                                    (743,261)   (1,132,772)
                                                                       -----------   -----------
      Net increase (decrease)                                             (321,491)     (603,916)
                                                                       ===========   ===========

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
   Issuance of Units                                                       108,872       324,601
   Redemption of Units                                                    (285,882)     (563,905)
                                                                       -----------   -----------
      Net increase (decrease)                                             (177,010)     (239,304)
                                                                       ===========   ===========

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
   Issuance of Units                                                       375,418       510,951
   Redemption of Units                                                  (1,107,031)   (1,659,851)
                                                                       -----------   -----------
      Net increase (decrease)                                             (731,613)   (1,148,900)
                                                                       ===========   ===========

DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
   Issuance of Units                                                       712,061       486,488
   Redemption of Units                                                    (887,025)     (780,139)
                                                                       -----------   -----------
      Net increase (decrease)                                             (174,964)     (293,651)
                                                                       ===========   ===========

DWS CAPITAL GROWTH VIP CLASS A (a)
   Issuance of Units                                                     6,437,347            --
   Redemption of Units                                                    (829,799)           --
                                                                       -----------   -----------
      Net increase (decrease)                                            5,607,548            --
                                                                       ===========   ===========

(a)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                        YEAR ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          2011          2010
                                                                       -----------   -----------
DWS EQUITY 500 INDEX VIP CLASS A
   Issuance of Units                                                            --            --
   Redemption of Units                                                     (41,891)      (18,677)
                                                                       -----------   -----------
      Net increase (decrease)                                              (41,891)      (18,677)
                                                                       ===========   ===========

DWS GOVERNMENT & AGENCY SECURITIES VIP CLASS A
   Issuance of Units                                                            --            --
   Redemption of Units                                                     (31,299)      (13,955)
                                                                       -----------   -----------
      Net increase (decrease)                                              (31,299)      (13,955)
                                                                       ===========   ===========

DWS LARGE CAP VALUE VIP CLASS A (a)
   Issuance of Units                                                     1,030,471            --
   Redemption of Units                                                    (159,266)           --
                                                                       -----------   -----------
      Net increase (decrease)                                              871,205            --
                                                                       ===========   ===========

DWS SMALL CAP INDEX VIP CLASS A
   Issuance of Units                                                            --            --
   Redemption of Units                                                     (13,344)       (5,953)
                                                                       -----------   -----------
      Net increase (decrease)                                              (13,344)       (5,953)
                                                                       ===========   ===========

DWS STRATEGIC VALUE VIP CLASS A (a)
   Issuance of Units                                                         5,060        51,602
   Redemption of Units                                                  (1,065,506)     (209,473)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,060,446)     (157,871)
                                                                       ===========   ===========

DWS TECHNOLOGY VIP CLASS A (a)
   Issuance of Units                                                        91,566       640,742
   Redemption of Units                                                  (6,571,847)   (1,554,382)
                                                                       -----------   -----------
      Net increase (decrease)                                           (6,480,281)     (913,640)
                                                                       ===========   ===========

EATON VANCE VT FLOATING-RATE INCOME FUND
   Issuance of Units                                                     1,219,536     1,293,709
   Redemption of Units                                                    (819,082)   (1,032,040)
                                                                       -----------   -----------
      Net increase (decrease)                                              400,454       261,669
                                                                       ===========   ===========

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       480,759       664,135
   Redemption of Units                                                  (1,258,126)   (2,460,441)
                                                                       -----------   -----------
      Net increase (decrease)                                             (777,367)   (1,796,306)
                                                                       ===========   ===========

(a)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                        YEAR ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          2011          2010
                                                                       -----------   -----------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                       710,218     1,850,352
   Redemption of Units                                                  (2,419,325)   (3,582,805)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,709,107)   (1,732,453)
                                                                       ===========   ===========

FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       508,440     1,007,699
   Redemption of Units                                                  (3,478,796)   (4,190,117)
                                                                       -----------   -----------
      Net increase (decrease)                                           (2,970,356)   (3,182,418)
                                                                       ===========   ===========

FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                            --            --
   Redemption of Units                                                         (14)          (16)
                                                                       -----------   -----------
      Net increase (decrease)                                                  (14)          (16)
                                                                       ===========   ===========

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                       519,160       841,746
   Redemption of Units                                                    (646,097)     (736,104)
                                                                       -----------   -----------
      Net increase (decrease)                                             (126,937)      105,642
                                                                       ===========   ===========

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       654,658       581,704
   Redemption of Units                                                  (3,146,155)   (4,074,795)
                                                                       -----------   -----------
      Net increase (decrease)                                           (2,491,497)   (3,493,091)
                                                                       ===========   ===========

FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       458,309       775,916
   Redemption of Units                                                  (1,410,954)   (2,075,495)
                                                                       -----------   -----------
      Net increase (decrease)                                             (952,645)   (1,299,579)
                                                                       ===========   ===========

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                       244,750       726,575
   Redemption of Units                                                    (991,917)   (1,347,994)
                                                                       -----------   -----------
      Net increase (decrease)                                             (747,167)     (621,419)
                                                                       ===========   ===========

FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
   Issuance of Units                                                       405,559       352,387
   Redemption of Units                                                  (1,231,621)   (1,755,840)
                                                                       -----------   -----------
      Net increase (decrease)                                             (826,062)   (1,403,453)
                                                                       ===========   ===========

SEPARATE ACCOUNT VA-K

                                                                        YEAR ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          2011          2010
                                                                       -----------   -----------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        72,722       272,648
   Redemption of Units                                                    (306,505)     (856,956)
                                                                       -----------   -----------
      Net increase (decrease)                                             (233,783)     (584,308)
                                                                       ===========   ===========

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND CLASS 2
   Issuance of Units                                                       697,657       274,253
   Redemption of Units                                                    (413,220)     (354,214)
                                                                       -----------   -----------
      Net increase (decrease)                                              284,437       (79,961)
                                                                       ===========   ===========

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
   Issuance of Units                                                        41,609        51,838
   Redemption of Units                                                    (169,161)     (185,882)
                                                                       -----------   -----------
      Net increase (decrease)                                             (127,552)     (134,044)
                                                                       ===========   ===========

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
   Issuance of Units                                                           410        11,825
   Redemption of Units                                                      (9,884)       (5,925)
                                                                       -----------   -----------
      Net increase (decrease)                                               (9,474)        5,900
                                                                       ===========   ===========

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
   Issuance of Units                                                       841,907       493,923
   Redemption of Units                                                  (3,116,052)   (3,268,561)
                                                                       -----------   -----------
      Net increase (decrease)                                           (2,274,145)   (2,774,638)
                                                                       ===========   ===========

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
   Issuance of Units                                                       177,342       510,381
   Redemption of Units                                                    (559,014)   (1,467,402)
                                                                       -----------   -----------
      Net increase (decrease)                                             (381,672)     (957,021)
                                                                       ===========   ===========

FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
   Issuance of Units                                                       288,256       548,151
   Redemption of Units                                                    (994,812)   (1,335,915)
                                                                       -----------   -----------
      Net increase (decrease)                                             (706,556)     (787,764)
                                                                       ===========   ===========

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
   Issuance of Units                                                     1,263,136     2,379,021
   Redemption of Units                                                  (4,433,644)   (5,032,870)
                                                                       -----------   -----------
      Net increase (decrease)                                           (3,170,508)   (2,653,849)
                                                                       ===========   ===========

SEPARATE ACCOUNT VA-K

                                                                        YEAR ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          2011          2010
                                                                       -----------   -----------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
   Issuance of Units                                                       799,629     1,304,264
   Redemption of Units                                                  (3,527,757)   (4,664,431)
                                                                       -----------   -----------
      Net increase (decrease)                                           (2,728,128)   (3,360,167)
                                                                       ===========   ===========

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
   Issuance of Units                                                       685,727     1,787,376
   Redemption of Units                                                  (3,653,326)   (3,091,614)
                                                                       -----------   -----------
      Net increase (decrease)                                           (2,967,599)   (1,304,238)
                                                                       ===========   ===========

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
   Issuance of Units                                                       245,514       370,421
   Redemption of Units                                                  (1,624,890)   (1,829,886)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,379,376)   (1,459,465)
                                                                       ===========   ===========

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
   Issuance of Units                                                       337,426       271,462
   Redemption of Units                                                  (1,912,565)   (2,486,820)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,575,139)   (2,215,358)
                                                                       ===========   ===========

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
   Issuance of Units                                                     7,123,092     9,821,905
   Redemption of Units                                                 (10,573,277)  (10,878,913)
                                                                       -----------   -----------
      Net increase (decrease)                                           (3,450,185)   (1,057,008)
                                                                       ===========   ===========

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
   Issuance of Units                                                       637,073       622,549
   Redemption of Units                                                  (3,931,032)   (4,912,432)
                                                                       -----------   -----------
      Net increase (decrease)                                           (3,293,959)   (4,289,883)
                                                                       ===========   ===========

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
   Issuance of Units                                                     1,061,371     1,062,954
   Redemption of Units                                                  (3,250,438)   (4,132,638)
                                                                       -----------   -----------
      Net increase (decrease)                                           (2,189,067)   (3,069,684)
                                                                       ===========   ===========

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
   Issuance of Units                                                       556,998       836,969
   Redemption of Units                                                  (3,256,196)   (3,728,329)
                                                                       -----------   -----------
      Net increase (decrease)                                           (2,699,198)   (2,891,360)
                                                                       ===========   ===========

SEPARATE ACCOUNT VA-K

                                                                        YEAR ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          2011          2010
                                                                       -----------   -----------
INVESCO V.I. BASIC VALUE FUND SERIES II SHARES
   Issuance of Units                                                       186,297       407,738
   Redemption of Units                                                  (1,304,652)   (1,738,558)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,118,355)   (1,330,820)
                                                                       ===========   ===========

INVESCO V.I. CAPITAL APPRECIATION FUND SERIES I SHARES
   Issuance of Units                                                       233,932       205,467
   Redemption of Units                                                  (1,305,355)   (1,562,486)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,071,423)   (1,357,019)
                                                                       ===========   ===========

INVESCO V.I. CAPITAL DEVELOPMENT FUND SERIES II SHARES
   Issuance of Units                                                       142,377        10,985
   Redemption of Units                                                    (198,760)      (97,150)
                                                                       -----------   -----------
      Net increase (decrease)                                              (56,383)      (86,165)
                                                                       ===========   ===========

INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
   Issuance of Units                                                       331,886       758,984
   Redemption of Units                                                  (1,079,733)   (2,311,999)
                                                                       -----------   -----------
      Net increase (decrease)                                             (747,847)   (1,553,015)
                                                                       ===========   ===========

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
   Issuance of Units                                                       384,974       240,635
   Redemption of Units                                                    (865,767)     (671,815)
                                                                       -----------   -----------
      Net increase (decrease)                                             (480,793)     (431,180)
                                                                       ===========   ===========

INVESCO V.I. LARGE CAP GROWTH FUND SERIES I SHARES (a)
   Issuance of Units                                                        22,758        68,185
   Redemption of Units                                                  (1,548,340)     (382,270)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,525,582)     (314,085)
                                                                       ===========   ===========

INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND SERIES I SHARES (a)
   Issuance of Units                                                     1,528,085            --
   Redemption of Units                                                    (330,466)           --
                                                                       -----------   -----------
      Net increase (decrease)                                            1,197,619            --
                                                                       ===========   ===========

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
   Issuance of Units                                                            --            --
   Redemption of Units                                                     (14,566)       (6,495)
                                                                       -----------   -----------
      Net increase (decrease)                                              (14,566)       (6,495)
                                                                       ===========   ===========

(a)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                        YEAR ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          2011          2010
                                                                       -----------   -----------
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
   Issuance of Units                                                       375,343     1,231,184
   Redemption of Units                                                  (1,796,979)   (2,490,878)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,421,636)   (1,259,694)
                                                                       ===========   ===========

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
   Issuance of Units                                                            --            --
   Redemption of Units                                                          (7)           (8)
                                                                       -----------   -----------
      Net increase (decrease)                                                   (7)           (8)
                                                                       ===========   ===========

MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
   Issuance of Units                                                        89,327       143,440
   Redemption of Units                                                    (240,653)     (116,032)
                                                                       -----------   -----------
      Net increase (decrease)                                             (151,326)       27,408
                                                                       ===========   ===========

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
   Issuance of Units                                                       487,947       778,604
   Redemption of Units                                                    (585,907)     (542,484)
                                                                       -----------   -----------
      Net increase (decrease)                                              (97,960)      236,120
                                                                       ===========   ===========

MFS(R) TOTAL RETURN SERIES SERVICE CLASS
   Issuance of Units                                                       433,425       733,675
   Redemption of Units                                                  (1,018,002)   (1,165,847)
                                                                       -----------   -----------
      Net increase (decrease)                                             (584,577)     (432,172)
                                                                       ===========   ===========

MFS(R) UTILITIES SERIES SERVICE CLASS
   Issuance of Units                                                       252,355       382,274
   Redemption of Units                                                    (398,614)     (553,545)
                                                                       -----------   -----------
      Net increase (decrease)                                             (146,259)     (171,271)
                                                                       ===========   ===========

OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
   Issuance of Units                                                       197,570       152,806
   Redemption of Units                                                    (258,447)     (378,507)
                                                                       -----------   -----------
      Net increase (decrease)                                              (60,877)     (225,701)
                                                                       ===========   ===========

OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
   Issuance of Units                                                       173,531       164,616
   Redemption of Units                                                    (526,619)     (715,544)
                                                                       -----------   -----------
      Net increase (decrease)                                             (353,088)     (550,928)
                                                                       ===========   ===========

SEPARATE ACCOUNT VA-K

                                                                        YEAR ENDED DECEMBER 31,
                                                                       -------------------------
                                                                          2011          2010
                                                                       -----------   -----------
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
   Issuance of Units                                                       150,666       422,829
   Redemption of Units                                                    (737,346)   (1,040,974)
                                                                       -----------   -----------
      Net increase (decrease)                                             (586,680)     (618,145)
                                                                       ===========   ===========

OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
   Issuance of Units                                                       326,410       881,344
   Redemption of Units                                                  (1,306,804)   (1,033,454)
                                                                       -----------   -----------
      Net increase (decrease)                                             (980,394)     (152,110)
                                                                       ===========   ===========

OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
   Issuance of Units                                                       206,186        31,039
   Redemption of Units                                                    (362,079)     (212,090)
                                                                       -----------   -----------
      Net increase (decrease)                                             (155,893)     (181,051)
                                                                       ===========   ===========

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
   Issuance of Units                                                       642,440       769,438
   Redemption of Units                                                  (1,212,592)   (1,308,614)
                                                                       -----------   -----------
      Net increase (decrease)                                             (570,152)     (539,176)
                                                                       ===========   ===========

PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
   Issuance of Units                                                       270,655       525,661
   Redemption of Units                                                    (651,636)     (771,091)
                                                                       -----------   -----------
      Net increase (decrease)                                             (380,981)     (245,430)
                                                                       ===========   ===========

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
   Issuance of Units                                                       695,675       721,195
   Redemption of Units                                                  (1,926,210)   (2,665,688)
                                                                       -----------   -----------
      Net increase (decrease)                                           (1,230,535)   (1,944,493)
                                                                       ===========   ===========

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2011 were as follows:

                 INVESTMENT PORTFOLIOS                           PURCHASES      SALES
-------------------------------------------------------------   ----------   ----------
AllianceBernstein VPS Growth and Income Portfolio Class B        $266,440    $4,027,299
AllianceBernstein VPS Growth Portfolio Class B                         --            55
AllianceBernstein VPS Large Cap Growth Portfolio Class B          115,099     2,389,367
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B       493,374     1,138,013
AllianceBernstein VPS Value Portfolio Class B                      99,032       292,205
Delaware VIP International Value Equity Series Standard Class     537,722     2,804,025

SEPARATE ACCOUNT VA-K

                 INVESTMENT PORTFOLIOS                                  PURCHASES      SALES
--------------------------------------------------------------------   ----------   -----------
Delaware VIP Smid Cap Growth Series Service Class                      $  815,989   $   956,971
DWS Capital Growth VIP Class A (a)                                      3,382,002       379,236
DWS Equity 500 Index VIP Class A                                              608        40,996
DWS Government & Agency Securities VIP Class A                              2,405        50,758
DWS Large Cap Value VIP Class A (a)                                     1,215,236       165,831
DWS Small Cap Index VIP Class A                                               247        19,266
DWS Strategic Value VIP Class A (a)                                        20,189     1,285,501
DWS Technology VIP Class A (a)                                             28,053     3,514,312
Eaton Vance VT Floating-Rate Income Fund                                1,566,017       939,694
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                    999,766     2,601,979
Fidelity VIP Contrafund(R) Portfolio Service Class 2                      734,818     3,487,121
Fidelity VIP Equity-Income Portfolio Initial Class                      1,888,521    12,520,189
Fidelity VIP Growth & Income Portfolio Service Class 2                      1,859           769
Fidelity VIP Growth Opportunities Portfolio Service Class 2               319,582       454,761
Fidelity VIP Growth Portfolio Initial Class                             1,152,311    10,356,139
Fidelity VIP High Income Portfolio Initial Class                        1,937,898     3,527,460
Fidelity VIP Mid Cap Portfolio Service Class 2                            241,398     1,898,964
Fidelity VIP Overseas Portfolio Initial Class                             462,540     2,366,684
Fidelity VIP Value Strategies Portfolio Service Class 2                    74,815       426,157
FT VIP Franklin Growth and Income Securities Fund Class 2                 809,618       419,214
FT VIP Franklin Large Cap Growth Securities Fund Class 2                   43,079       192,912
FT VIP Franklin Small Cap Value Securities Fund Class 2                       298        16,344
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2              253,041     2,491,461
FT VIP Mutual Shares Securities Fund Class 2                              254,367       685,171
FT VIP Templeton Foreign Securities Fund Class 2                          305,737     1,321,599
Goldman Sachs VIT Core Fixed Income Fund Service Shares                 1,632,135     8,858,256
Goldman Sachs VIT Equity Index Fund Service Shares                      1,942,740    10,695,688
Goldman Sachs VIT Government Income Fund Service Shares                 1,520,815     7,309,730
Goldman Sachs VIT Growth Opportunities Fund Service Shares                775,169     6,791,173
Goldman Sachs VIT Mid Cap Value Fund Service Shares                       367,801     7,502,771
Goldman Sachs VIT Money Market Fund Service Shares                      6,517,616    11,985,189
Goldman Sachs VIT Strategic Growth Fund Service Shares                    191,198     7,755,804
Goldman Sachs VIT Strategic International Equity Fund Service Shares    1,103,597     4,287,281
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares            1,013,391     7,580,584
Invesco V.I. Basic Value Fund Series II Shares                             79,518     1,142,826
Invesco V.I. Capital Appreciation Fund Series I Shares                     51,015       814,989
Invesco V.I. Capital Development Fund Series II Shares                    122,836       205,497
Invesco V.I. Core Equity Fund Series I Shares                             237,567       874,413
Invesco V.I. Global Health Care Fund Series I Shares                      300,956       900,824
Invesco V.I. Large Cap Growth Fund Series I Shares (a)                     20,581     1,440,765
Invesco Van Kampen V.I. Capital Growth Fund Series I Shares (a)         1,400,881       265,020
Janus Aspen Forty Portfolio Service Shares                                     27        16,549
Janus Aspen Janus Portfolio Service Shares                                 94,383     1,111,582
Janus Aspen Overseas Portfolio Service Shares                                 285           150
MFS(R) Mid Cap Growth Series Service Class                                 59,794       220,414
MFS(R) New Discovery Series Service Class                                 981,024       758,898

(a)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

                 INVESTMENT PORTFOLIOS                     PURCHASES      SALES
-------------------------------------------------------   ----------   ----------
MFS(R) Total Return Series Service Class                   $480,493    $1,165,493
MFS(R) Utilities Series Service Class                       660,959       971,448
Oppenheimer Balanced Fund/VA Service Shares                 182,478       232,755
Oppenheimer Capital Appreciation Fund/VA Service Shares      93,076       492,761
Oppenheimer Global Securities Fund/VA Service Shares        169,808     1,118,403
Oppenheimer High Income Fund/VA Service Shares              229,779       485,060
Oppenheimer Main Street Fund(R)/VA Service Shares           190,943       374,842
Pioneer Emerging Markets VCT Portfolio Class II             696,781     2,176,410
Pioneer Real Estate Shares VCT Portfolio Class II           544,761     1,429,761
T. Rowe Price International Stock Portfolio                 595,067     2,604,704

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST       NET        RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
2011                      13,262,073   1.160256   1.124367   14,895,125     1.11       1.45     1.75       4.21        4.53
2010                      16,568,437   1.113352   1.075622   17,804,027      N/A       1.45     1.75      10.83       11.16
2009                      20,029,413   1.004600   0.967598   19,362,037     3.52       1.45     1.75      18.24       18.60
2008                      24,521,341   0.849615   0.815827   19,987,315     1.81       1.45     1.75     (41.73)     (41.56)
2007                      32,663,823   1.458165   1.395906   45,557,727     1.21       1.45     1.75       3.03        3.34
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO CLASS B
2011                           9,058   0.833641   0.833641        7,551      N/A       0.65     0.65       0.31        0.31
2010                           9,064   0.831067   0.831067        7,533     0.05       0.65     0.65      14.05       14.05
2009                           9,070   0.728714   0.728714        6,610      N/A       0.65     0.65      32.00       32.00
2008                           9,080   0.552053   0.552053        5,013      N/A       0.65     0.65     (42.97)     (42.97)
2007                           9,087   0.967995   0.967995        8,796      N/A       0.65     0.65      11.93       11.93
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2011                      16,640,969   1.002901   0.775891    9,970,539     0.09       1.45     1.75      (4.97)      (4.68)
2010                      19,982,866   1.055320   0.813945   12,559,567     0.27       1.45     1.75       7.91        8.24
2009                      23,274,155   0.977965   0.751989   13,512,677      N/A       1.45     1.75      34.71       35.12
2008                      29,289,670   0.725991   0.556538   12,577,554      N/A       1.45     1.75     (40.88)     (40.69)
2007                      40,709,595   1.227914   0.938428   29,477,819      N/A       1.45     1.75      11.62       11.97
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2011                       3,235,557   1.585227   1.593049    5,154,323     0.26       1.45     1.50      (9.99)      (9.95)
2010                       3,557,048   1.761248   1.769034    6,292,451     0.27       1.45     1.50      24.69       24.75
2009                       4,160,964   1.412482   1.418007    5,900,220     0.82       1.45     1.50      40.52       40.59
2008                       4,655,880   1.005198   1.008615    4,695,963     0.46       1.45     1.50     (36.71)     (36.68)
2007                       5,711,764   1.588285   1.592869    9,098,045     0.69       1.45     1.50       0.01        0.06
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
2011                       1,189,459   1.001019   1.005922    1,196,443     1.20       1.45     1.50      (5.22)      (5.17)
2010                       1,366,469   1.056163   1.060729    1,449,486     1.82       1.45     1.50       9.75        9.80
2009                       1,605,774   0.962338   0.966073    1,551,262     3.21       1.45     1.50      19.22       19.28
2008                       1,870,932   0.807196   0.809921    1,515,296     2.24       1.45     1.50     (41.90)     (41.87)
2007                       2,499,123   1.389337   1.393327    3,482,070     1.32       1.45     1.50      (5.60)      (5.56)

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST       NET        RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)    ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
2011                       5,910,120   1.357000   2.463119   14,498,539     1.26       1.45     1.45     (15.68)     (15.68)
2010                       6,641,733   1.827861   2.921065   19,314,792     3.84       1.45     1.75       8.98        9.32
2009                       7,790,633   1.472144   2.672130   20,723,995     3.20       1.45     1.45      32.77       32.77
2008                       9,398,264   1.267047   2.012537   18,823,633     2.44       1.45     1.75     (43.43)     (43.26)
2007                      12,129,377   2.239838   3.546835   42,802,211     2.22       1.45     1.75       3.39        3.71
DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
2011                       2,662,717   2.138833   1.660683    3,276,403     0.80       1.45     1.50       6.28        6.34
2010                       2,837,681   2.012441   1.561736    3,283,494      N/A       1.45     1.50      33.96       34.02
2009                       3,131,332   1.502324   1.165287    2,703,054      N/A       1.45     1.50      42.95       43.02
2008                       3,444,301   1.050955   0.814779    2,078,892      N/A       1.45     1.50     (41.61)     (41.58)
2007                       4,047,577   1.799763   1.394590    4,179,264      N/A       1.45     1.50      11.02       11.08
DWS CAPITAL GROWTH VIP CLASS A (a)
2011                       5,607,548   1.254869   0.763272    2,647,751      N/A       1.45     1.50     (11.87)     (11.84)
DWS LARGE CAP VALUE VIP CLASS A (a)
2011                         871,205   1.017165   1.110684      964,399      N/A       1.45     1.50      (8.38)      (8.35)
DWS SMALL CAP INDEX VIP CLASS A
2011                           6,755   1.569645   1.569645       10,602     1.03       0.65     0.65      (5.03)      (5.03)
2010                          20,099   1.628073   1.652863       32,890     0.96       0.65     0.80      25.38       25.57
2009                          26,051   1.298483   1.316281       33,947     1.78       0.65     0.80      25.56       25.75
2008                          32,735   1.034158   1.046742       33,939     1.57       0.65     0.80     (34.65)     (34.55)
2007                          36,026   1.582526   1.599348       57,127     0.87       0.65     0.80      (2.68)      (2.54)
EATON VANCE VT FLOATING-RATE INCOME FUND
2011                       4,255,781   1.163904   1.206224    5,132,684     4.22       1.45     1.75       0.75        1.06
2010                       3,855,327   1.155205   1.193554    4,600,838     4.32       1.45     1.75       7.21        7.54
2009                       3,593,656   1.077475   1.109853    3,987,836     4.79       1.45     1.75      41.79       42.22
2008                       3,101,572   0.759925   0.780393    2,420,058     5.69       1.45     1.75     (28.41)     (28.19)
2007                       4,884,565   1.061488   1.086756    5,307,676     6.28       1.45     1.75      (0.15)       0.15

(a)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
2011                       6,567,221   1.195287   2.181075   14,253,320     1.87       1.45     1.45      (3.97)      (3.97)
2010                       7,344,588   1.451380   2.271325   16,594,204     1.55       1.45     1.50      12.55       12.61
2009                       9,140,894   1.289518   2.017000   18,348,858     2.46       1.45     1.50      27.18       27.24
2008                       9,603,248   1.013957   1.585182   15,145,296     2.49       1.45     1.50     (29.79)     (29.75)
2007                      11,623,858   1.444160   2.256592   26,071,796     6.09       1.45     1.50      13.77       13.83
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2011                      11,006,458   1.652794   1.467557   16,154,537     0.74       1.45     1.50      (4.24)      (4.20)
2010                      12,715,565   1.726047   1.531823   19,482,112     0.98       1.45     1.50      15.17       15.23
2009                      14,448,018   1.498640   1.329338   19,209,583     1.13       1.45     1.50      33.44       33.50
2008                      17,461,303   1.123111   0.995734   17,389,020     0.75       1.45     1.50     (43.55)     (43.52)
2007                      20,876,241   1.958324   1.763084   36,812,845     0.68       1.45     1.75      15.25       15.60
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2011                      17,975,070   1.242358   3.812570   67,425,351     2.39       1.45     1.75      (0.80)      (0.49)
2010                      20,945,426   1.252325   3.831470   78,964,484     1.78       1.45     1.75      13.14       13.48
2009                      24,127,844   1.106915   3.376330   80,097,001     2.23       1.45     1.75      27.93       28.32
2008                      28,673,930   0.865261   2.631201   74,215,821     2.29       1.45     1.75     (43.66)     (43.49)
2007                      35,860,089   1.535782   4.655943  164,263,312     1.65       1.45     1.75      (0.25)       0.06
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
2011                         107,448   1.078737   1.078737      115,908     1.61       0.65     0.65       0.70        0.70
2010                         107,462   1.071234   1.071234      115,117     0.48       0.65     0.65      13.80       13.80
2009                         107,478   0.941305   0.941305      101,170     0.90       0.65     0.65      26.19       26.19
2008                         107,524   0.745943   0.745943       80,207     1.00       0.65     0.65     (42.28)     (42.28)
2007                         107,538   1.292273   1.292273      138,968     1.39       0.65     0.65      11.13       11.13
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2011                       2,475,243   0.800035   0.980789    1,980,623      N/A       1.45     1.45       0.49        0.50
2010                       2,602,180   0.796135   0.975915    2,072,064      N/A       1.45     1.45      21.68       21.68
2009                       2,496,538   0.654269   0.802029    1,633,750     0.24       1.45     1.45      43.35       43.36
2008                       2,745,227   0.456404   0.559471    1,253,196     0.13       1.45     1.45     (55.79)     (55.78)
2007                       2,917,744   1.519147   1.265324    3,024,013      N/A       1.45     1.75      20.76       21.12

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2011                      16,752,052   1.136558   3.471772   56,312,319     0.35       1.45     1.75      (1.55)      (1.25)
2010                      19,243,549   1.154481   3.515781   65,547,633     0.27       1.45     1.75      22.00       22.37
2009                      22,736,640   0.946291   2.873001   63,398,322     0.44       1.45     1.75      26.04       26.43
2008                      26,400,436   0.750791   2.272475   58,289,935     0.77       1.45     1.75     (48.09)     (47.93)
2007                      31,429,662   1.446442   4.364682  133,493,173     0.86       1.45     1.75      24.74       25.12
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2011                       7,043,716   1.872097   2.841058   19,766,295     6.52       1.45     1.75       2.21        2.52
2010                       7,996,361   1.831616   2.771156   21,891,251     7.43       1.45     1.75      11.83       12.17
2009                       9,295,940   1.637825   2.470408   22,726,843     7.86       1.45     1.75      41.44       41.87
2008                      10,979,448   1.157953   1.741295   18,933,291     7.52       1.45     1.75     (26.30)     (26.07)
2007                      15,043,383   1.571140   2.355445   35,132,399     7.53       1.45     1.75       0.99        1.30
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2011                       3,297,662   1.907792   1.917201    6,322,185     0.02       1.45     1.50     (12.19)     (12.15)
2010                       4,044,829   2.172677   2.182271    8,826,748     0.12       1.45     1.50      26.64       26.71
2009                       4,666,247   1.715579   1.722289    8,036,518     0.43       1.45     1.50      37.65       37.73
2008                       6,359,159   1.225336   1.434068    7,951,893     0.25       0.65     1.75     (40.67)     (40.00)
2007                       7,969,972   2.065128   2.389941   16,744,779     0.54       0.65     1.75      13.32       14.59
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2011                       7,524,048   1.349505   1.947380   14,456,030     1.35       1.45     1.50     (18.41)     (18.37)
2010                       8,350,110   1.653977   2.385522   19,639,342     1.35       1.45     1.50      11.42       11.48
2009                       9,753,563   1.484477   2.139955   20,601,717     2.08       1.45     1.50      24.63       24.69
2008                      11,570,532   1.169334   1.716158   19,600,934     2.52       1.45     1.75     (44.79)     (44.62)
2007                      13,619,270   2.117969   3.098921   41,675,465     3.30       1.45     1.75      15.26       15.61
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
2011                       1,251,856   1.289298   1.295635    1,621,857     0.70       1.45     1.50     (10.40)     (10.36)
2010                       1,485,639   1.438997   1.445336    2,147,157     0.25       1.45     1.50      24.44       24.51
2009                       2,069,947   1.156343   1.160861    2,402,866     0.39       1.45     1.50      54.80       54.87
2008                       1,914,342   0.734453   0.749555    1,434,640     0.48       1.45     1.75     (52.14)     (51.99)
2007                       2,530,208   1.534594   1.561350    3,950,066     0.59       1.45     1.75       3.60        3.91

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND CLASS 2
2011                       1,703,557   0.995667   1.205685    2,050,579     3.37       1.45     1.45       0.92        0.92
2010                       1,419,120   0.986586   1.194691    1,691,799     3.68       1.45     1.45      14.99       14.99
2009                       1,499,081   0.857976   1.038967    1,554,103     4.87       1.45     1.45      24.72       24.72
2008                       1,901,951   0.687929   0.833050    1,581,343     3.06       1.45     1.45     (36.09)     (36.09)
2007                       3,053,335   1.575821   1.303394    3,975,959     2.21       1.45     1.50      (5.15)      (5.10)
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2011                         481,096   1.093655   1.093655      526,153     0.66       1.45     1.45      (2.94)      (2.94)
2010                         608,648   1.121759   1.126731      685,782     0.86       1.45     1.50       9.91        9.97
2009                         742,692   1.020668   1.024569      760,938     1.40       1.45     1.50      27.79       27.85
2008                       1,023,600   0.798681   0.801387      820,299     1.27       1.45     1.50     (35.51)     (35.48)
2007                       1,398,885   1.238513   1.242047    1,737,420     0.71       1.45     1.50       4.64        4.69
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2011                          13,074   1.464709   1.508525       19,531     0.59       1.45     1.75      (5.45)      (5.16)
2010                          22,548   1.549079   1.590549       35,623     0.88       1.45     1.75      25.98       26.36
2009                          16,647   1.229609   1.253842       20,767     1.65       1.50     1.75      26.90       27.22
2008                          16,661   0.968992   0.985573       16,348     1.26       1.50     1.75     (34.19)     (34.02)
2007                          20,689   1.472433   1.493808       30,726      N/A       1.50     1.75      (4.09)      (3.85)
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2011                      11,033,556   1.468596   1.111505    9,460,957      N/A       1.45     1.75      (6.50)      (6.21)
2010                      13,307,701   1.570909   1.185136   12,165,868      N/A       1.45     1.75      25.41       25.77
2009                      16,082,341   1.252762   0.942279   11,684,712      N/A       1.45     1.75      41.08       41.49
2008                      19,812,676   0.887976   0.665954   10,181,294      N/A       1.45     1.75     (43.50)     (43.33)
2007                      25,973,347   1.571739   1.175155   23,552,093      N/A       1.45     1.75       9.29        9.63
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2011                       2,911,545   1.226813   1.433186    3,609,291     2.30       0.65     1.50      (2.53)      (1.69)
2010                       3,293,217   1.258634   1.457763    4,182,362     1.52       0.65     1.50       9.53       10.47
2009                       4,250,238   1.149139   1.319568    4,919,619     1.99       0.65     1.50      24.16       25.23
2008                       4,172,660   0.925553   1.053722    3,887,507     3.00       0.65     1.50     (38.05)     (37.52)
2007                       4,899,243   1.494114   1.686427    7,359,807     1.46       0.65     1.50       1.93        2.81

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
2011                       3,762,924   1.279640   1.317931    4,959,039     1.72       1.45     1.75     (12.20)     (11.93)
2010                       4,469,480   1.457460   1.496493    6,688,304     1.95       1.45     1.75       6.51        6.84
2009                       5,257,243   1.368370   1.400744    7,363,860     3.59       1.45     1.75      34.64       35.06
2008                       6,548,643   1.016282   1.037157    6,791,846     2.37       1.45     1.75     (41.42)     (41.24)
2007                       8,680,582   1.734958   1.765187   15,322,591     2.01       1.45     1.75      13.44       13.78
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2011                      16,118,323   1.317988   2.513855   40,180,651     2.49       1.45     1.75       5.09        5.41
2010                      19,288,831   1.254020   2.384756   45,586,035     3.02       1.45     1.75       5.29        5.62
2009                      21,942,679   1.191067   2.257838   49,082,399     4.83       1.45     1.75      12.68       13.02
2008                      25,861,913   1.057037   1.997758   51,178,579     4.97       1.45     1.75     (10.18)      (9.91)
2007                      36,508,300   1.176861   2.217464   80,105,161     4.49       1.45     1.75       4.95        5.27
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2011                      20,184,202   1.224926   3.357513   66,406,271     1.58       1.45     1.50       0.22        0.27
2010                      22,912,330   1.193831   3.348360   75,004,507     1.60       1.45     1.75      12.91       13.26
2009                      26,272,497   1.079681   2.956395   75,778,171     1.98       1.45     1.50      24.39       24.45
2008                      30,957,504   0.867979   2.375508   71,836,032     1.63       1.45     1.50     (38.21)     (38.17)
2007                      38,684,554   1.382538   3.842336  144,986,877     1.60       1.45     1.75       3.48        3.79
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2011                       9,513,219   1.315424   2.278359   21,424,723     0.93       1.45     1.75       4.49        4.81
2010                      12,480,818   1.258928   2.173870   26,826,039     1.74       1.45     1.75       3.35        3.67
2009                      13,785,056   1.218074   2.096920   28,715,138     3.51       1.45     1.75       4.58        4.90
2008                      18,329,725   1.164765   1.999042   36,413,396     4.40       1.45     1.75       1.35        1.66
2007                      21,929,727   1.149262   1.966446   42,864,333     3.96       1.45     1.75       5.46        5.78
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2011                       7,479,476   2.143174   4.153867   30,854,253      N/A       1.45     1.50      (5.41)      (5.36)
2010                       8,858,852   2.265771   4.389252   38,611,760      N/A       1.45     1.50      17.57       17.63
2009                      10,318,317   1.927121   3.731339   38,152,790      N/A       1.45     1.50      56.21       56.29
2008                      12,593,262   1.233643   2.387398   29,824,887      N/A       1.45     1.50     (41.70)     (41.67)
2007                      15,878,144   2.082560   4.092665   64,381,781      N/A       1.45     1.75      17.29       17.64

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2011                       9,458,734   1.740571   3.989232   37,434,694     0.51       1.45     1.75      (8.23)      (7.95)
2010                      11,033,873   1.896675   4.333767   47,459,768     0.43       1.45     1.75      22.51       22.89
2009                      13,249,231   1.548150   3.526648   46,343,507     1.52       1.45     1.75      30.46       30.86
2008                      15,881,724   1.186700   2.695053   42,461,716     0.70       1.45     1.75     (38.31)     (38.12)
2007                      20,799,873   1.923722   4.355554   89,806,301     0.59       1.45     1.75       1.35        1.66
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2011                      18,766,125   1.005090   1.456813   27,150,260     0.01       1.45     1.75      (1.74)      (1.45)
2010                      22,216,310   1.022931   1.148587   32,617,833     0.01       0.80     1.75      (1.75)      (0.79)
2009                      23,273,317   1.041113   1.157718   34,599,573     0.17       0.80     1.75      (1.61)      (0.66)
2008                      32,570,553   1.058124   1.165357   49,241,401     2.24       0.80     1.75       0.46        1.43
2007                      34,028,042   1.053258   1.148894   51,056,949     4.87       0.80     1.75       3.15        4.14
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2011                      23,766,662   1.070386   2.065668   48,259,501     0.21       1.45     1.75      (4.56)      (4.27)
2010                      27,060,621   1.121566   2.157844   57,407,083     0.19       1.45     1.75       8.56        8.90
2009                      31,350,505   1.033082   1.981563   61,127,826     0.21       1.45     1.75      44.92       45.36
2008                      37,112,542   0.712877   1.363219   49,841,413      N/A       1.45     1.75     (42.97)     (42.79)
2007                      45,227,517   1.249929   2.382921  106,318,555     0.07       1.45     1.75       8.09        8.42
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2011                      17,057,647   1.018272   1.402266   23,724,288     2.97       1.45     1.75     (16.65)     (16.40)
2010                      19,246,714   1.221700   1.677273   32,019,399     1.24       1.45     1.75       8.16        8.49
2009                      22,316,398   1.129534   1.546013   34,224,827     1.58       1.45     1.75      26.12       26.51
2008                      27,003,011   0.895581   1.222064   32,756,971     2.48       1.45     1.75     (47.04)     (46.87)
2007                      34,125,891   1.690906   2.300280   77,947,081     1.19       1.45     1.75       5.97        6.29
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2011                      17,069,320   1.022276   2.490271   41,397,518     1.44       1.45     1.75       2.08        2.39
2010                      19,768,518   1.001452   2.432125   46,822,941     1.22       1.45     1.75      10.63       10.97
2009                      22,659,879   0.905233   2.191761   48,363,299     1.83       1.45     1.75      18.78       19.14
2008                      26,280,311   0.762139   1.839685   47,103,672     1.27       1.45     1.75     (38.23)     (38.04)
2007                      32,870,263   1.233873   2.969292   95,302,529     0.88       1.45     1.75      (3.44)      (3.14)

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
INVESCO V.I. BASIC VALUE FUND SERIES II SHARES
2011                       5,540,554   0.844664   0.869936    4,819,618     0.59       1.45     1.75      (5.09)      (4.80)
2010                       6,658,909   0.889937   0.913768    6,084,316     0.35       1.45     1.75       5.07        5.39
2009                       7,989,729   0.846959   0.866998    6,926,709     1.25       1.45     1.75      45.16       45.60
2008                       9,027,637   0.583486   0.595478    5,375,536     0.45       1.45     1.75     (52.75)     (52.60)
2007                      12,132,129   1.234817   1.256353   15,241,480     0.29       1.45     1.75      (0.41)      (0.11)
INVESCO V.I. CAPITAL APPRECIATION FUND SERIES I SHARES
2011                       6,295,727   1.020422   0.781087    3,821,540     0.15       1.45     1.75      (9.52)      (9.25)
2010                       7,367,150   1.127798   0.860673    4,928,022     0.73       1.45     1.75      13.47       13.81
2009                       8,724,168   0.994007   0.756205    5,121,612     0.62       1.45     1.75      18.97       19.32
2008                      10,277,485   0.835572   0.633745    5,049,901      N/A       1.45     1.75     (43.50)     (43.33)
2007                      13,064,881   1.478848   1.118269   11,318,731      N/A       1.45     1.75      10.05       10.39
INVESCO V.I. CAPITAL DEVELOPMENT FUND SERIES II SHARES
2011                         280,527   1.169891   1.169891      328,186      N/A       1.45     1.45      (8.72)      (8.72)
2010                         336,910   1.281619   1.281619      431,790      N/A       1.45     1.45      16.75       16.75
2009                         423,075   1.097701   1.097701      464,409      N/A       1.45     1.45      39.93       39.93
2008                         516,689   0.784449   0.784449      405,316      N/A       1.45     1.45     (47.90)     (47.90)
2007                         625,131   1.505561   1.505561      941,173      N/A       1.45     1.45       8.94        8.94
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
2011                       5,038,450   1.104122   0.911075    3,979,927     0.93       1.45     1.75      (1.81)      (1.51)
2010                       5,786,297   1.124515   0.925069    4,640,471     0.90       1.45     1.75       7.64        7.97
2009                       7,339,312   1.044702   0.856803    5,444,879     1.77       1.45     1.75      26.05       26.44
2008                       9,065,041   0.828795   0.677654    5,314,504     2.36       1.45     1.75     (31.37)     (31.16)
2007                       9,335,270   1.207559   0.984334    7,950,532     1.03       1.45     1.75       6.23        6.55
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2011                       2,638,219   1.187269   1.158935    2,886,863      N/A       1.45     1.50       2.39        2.44
2010                       3,119,012   1.159555   1.131306    3,331,735      N/A       1.45     1.50       3.71        3.77
2009                       3,550,192   1.118034   1.090241    3,654,224     0.33       1.45     1.50      25.76       25.82
2008                       4,541,503   0.889018   0.866482    3,714,306      N/A       1.45     1.50     (29.69)     (29.65)
2007                       5,801,488   1.264457   1.231760    6,743,801      N/A       1.45     1.50      10.18       10.23
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND SERIES I SHARES (a)
2011                       1,197,619   1.032282   0.794828      952,394      N/A       1.45     1.50     (14.59)     (14.56)

(a)  Merger. See Note 1.

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2011                           1,986   1.172692   1.172692        2,329     0.21       0.65     0.65      (7.55)      (7.55)
2010                          16,552   1.249372   1.268425       20,718     0.21       0.65     0.80       5.63        5.79
2009                          23,048   1.182814   1.199044       27,293     0.01       0.65     0.80      44.85       45.07
2008                          30,339   0.816570   0.826511       24,794     0.01       0.65     0.80     (44.76)     (44.67)
2007                          33,929   1.478214   1.493889       50,184     0.18       0.65     0.80      35.56       35.76
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2011                       7,998,612   1.159241   0.798385    5,173,891     0.43       1.45     1.50      (6.96)      (6.91)
2010                       9,420,248   1.245939   0.857668    6,540,815     0.36       1.45     1.50      12.54       12.60
2009                      10,679,942   1.107060   0.761676    6,582,496     0.38       1.45     1.50      33.97       34.04
2008                      13,320,237   0.826324   0.568246    6,119,931     0.58       1.45     1.50     (40.77)     (40.74)
2007                      16,689,686   1.373152   0.958923   12,951,201     0.55       1.45     1.75      12.79       13.13
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2011                          10,648   1.504270   1.504270       16,017     0.38       0.65     0.65     (32.78)     (32.78)
2010                          10,655   2.237817   2.237817       23,843     0.54       0.65     0.65      24.20       24.20
2009                          10,662   1.801803   1.801803       19,211     0.41       0.65     0.65      77.91       77.91
2008                          10,674   1.012766   1.012766       10,811     1.11       0.65     0.65     (52.54)     (52.54)
2007                          10,682   2.133849   2.133849       22,794     0.45       0.65     0.65      27.20       27.20
MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
2011                         615,170   0.924266   0.928854      571,387      N/A       1.45     1.50      (7.57)      (7.53)
2010                         766,496   0.978229   1.004458      769,345      N/A       1.45     1.75      26.94       27.33
2009                         739,089   0.785752   0.788845      583,006      N/A       1.45     1.50      39.13       39.20
2008                         974,692   0.564754   0.566686      552,330      N/A       1.45     1.50     (52.32)     (52.30)
2007                       1,319,700   1.184512   1.187952    1,567,723      N/A       1.45     1.50       7.87        7.92
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2011                       1,989,470   1.349531   1.349718    2,685,223      N/A       1.45     1.45     (11.80)     (11.79)
2010                       2,087,430   1.530015   1.530164    3,194,109      N/A       1.45     1.45      33.97       33.97
2009                       1,851,310   1.142099   1.142153    2,114,479      N/A       1.45     1.45      60.56       60.56
2008                       1,702,980   0.711362   0.711362    1,211,435      N/A       1.45     1.45     (40.40)     (40.40)
2007                       1,456,262   1.190075   1.193518    1,738,065      N/A       1.45     1.50       0.72        0.77

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
MFS(R) TOTAL RETURN SERIES SERVICE CLASS
2011                       4,207,056   1.256188   1.256215    5,284,963     2.34       1.45     1.45       0.11        0.11
2010                       4,791,633   1.249304   1.254810    6,012,538     2.55       1.45     1.50       7.99        8.04
2009                       5,223,805   1.156878   1.161391    6,066,839     3.42       1.45     1.50      15.96       16.02
2008                       5,142,872   0.997667   1.001046    5,148,221     2.97       1.45     1.50     (23.49)     (23.45)
2007                       6,662,337   1.303917   1.307669    8,712,013     2.47       1.45     1.50       2.38        2.43
MFS(R) UTILITIES SERIES SERVICE CLASS
2011                       1,282,918   2.511910   2.512085    3,222,799     3.03       1.45     1.45       4.96        4.96
2010                       1,429,177   2.393278   2.393360    3,420,535     3.00       1.45     1.45      11.87       11.86
2009                       1,600,448   2.139378   2.139509    3,424,174     4.79       1.45     1.45      30.94       30.94
2008                       2,599,645   1.633934   1.633934    4,247,648     1.23       1.45     1.45     (38.71)     (38.71)
2007                       3,043,291   2.665994   2.665994    8,113,395     0.80       1.45     1.45      25.71       25.71
OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2011                       1,695,244   0.992834   0.992927    1,683,096     2.04       1.45     1.45      (1.07)      (1.07)
2010                       1,756,121   1.003596   1.003667    1,762,437     1.16       1.45     1.45      11.04       11.05
2009                       1,981,823   0.903777   0.903835    1,791,126      N/A       1.45     1.45      19.84       19.83
2008                       1,473,115   0.754182   0.754246    1,110,997     2.70       1.45     1.45     (44.43)     (44.43)
2007                       2,116,059   1.357275   1.357386    2,872,075     2.42       1.45     1.45       1.98        1.98
OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
2011                       1,606,121   1.034442   1.039537    1,669,564     0.11       1.45     1.50      (2.86)      (2.81)
2010                       1,959,209   1.064846   1.069548    2,095,363      N/A       1.45     1.50       7.51        7.56
2009                       2,510,137   0.990479   0.994355    2,495,891     0.01       1.45     1.50      41.99       42.06
2008                       3,809,625   0.697572   0.699941    2,666,475      N/A       1.45     1.50     (46.48)     (46.45)
2007                       3,741,413   1.303340   1.307101    4,890,336     0.01       1.45     1.50      12.15       12.21
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
2011                       2,652,313   1.425164   1.432204    3,798,580     1.10       1.45     1.50      (9.90)      (9.85)
2010                       3,238,993   1.581769   1.588777    5,145,962     1.25       1.45     1.50      13.97       14.03
2009                       3,857,138   1.387900   1.393344    5,374,271     1.86       1.45     1.50      37.26       37.33
2008                       4,029,730   1.011112   1.014566    4,088,404     1.42       1.45     1.50     (41.23)     (41.20)
2007                       5,869,681   1.695817   1.725381   10,126,903     1.27       1.45     1.75       4.22        4.54

SEPARATE ACCOUNT VA-K

                                          AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------               ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR               INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                  INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET         RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)     (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  -----------  ----------  -------  -------  ----------  ----------
OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
2011                       3,655,143   0.370788   0.372638    1,361,955     9.75       1.45     1.50      (4.02)      (3.97)
2010                       4,635,537   0.386325   0.388039    1,798,711     5.76       1.45     1.50      12.72       12.79
2009                       4,787,647   0.342715   0.344054    1,647,162      N/A       1.45     1.50      24.06       24.13
2008                       4,147,726   0.271594   0.277182    1,149,637     7.77       1.45     1.75     (78.95)     (78.88)
2007                       4,436,121   1.290215   1.312719    5,822,970     7.38       1.45     1.75      (2.21)      (1.91)
OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
2011                         748,477   1.110659   1.116107      835,322     0.66       1.45     1.50      (1.81)      (1.76)
2010                         904,370   1.131150   1.136113    1,027,412     0.91       1.45     1.50      14.09       14.15
2009                       1,085,421   0.991447   0.995303    1,080,290     1.71       1.45     1.50      26.07       26.14
2008                       1,340,149   0.786401   0.789058    1,057,443     1.40       1.45     1.50     (39.55)     (39.52)
2007                       1,862,600   1.300846   1.304582    2,429,877     0.90       1.45     1.50       2.59        2.64
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2011                       4,712,969   3.099205   2.625856    8,893,123      N/A       1.45     1.50     (24.76)     (24.73)
2010                       5,283,121   4.119235   3.488355   13,252,590     0.32       1.45     1.50      13.88       13.93
2009                       5,822,297   3.617293   3.061742   12,806,014     0.88       1.45     1.50      71.41       71.50
2008                       6,417,151   2.071759   1.785281    8,240,912     0.09       1.45     1.75     (59.04)     (58.91)
2007                       7,565,781   5.057437   4.344779   23,748,734     0.35       1.45     1.75      39.96       40.39
PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
2011                       2,707,585   2.491365   2.509494    6,746,961     2.21       1.45     1.45       8.16        8.16
2010                       3,088,565   2.303311   2.320087    7,115,338     2.43       1.45     1.45      26.68       26.68
2009                       3,333,997   1.818282   1.831513    6,063,273     4.45       1.45     1.45      29.65       29.65
2008                       3,882,911   1.322799   1.412682    5,444,265     3.90       1.45     1.75     (39.43)     (39.25)
2007                       4,818,783   2.183965   2.325222   11,121,133     2.51       1.45     1.75     (20.51)     (20.27)
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2011                      10,274,151   1.358899   1.453972   14,875,353     1.47       1.45     1.75     (14.36)     (14.10)
2010                      11,504,686   1.586828   1.692647   19,373,293     0.89       1.45     1.75      12.46       12.80
2009                      13,449,179   1.411120   1.500609   20,067,512     2.62       1.45     1.75      49.73       50.18
2008                      15,660,463   0.942460   0.999210   15,559,210     1.82       1.45     1.75     (49.60)     (49.45)
2007                      19,354,581   1.869997   1.976571   37,999,846     1.30       1.45     1.75      11.05       11.39

SEPARATE ACCOUNT VA-K

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

NOTE 7 - SUBSEQUENT EVENT

     In January 2012, Commonwealth Annuity was informed of pricing errors that required correction of net asset values by certain Underlying Funds. Commonwealth Annuity recorded the corrections within the 2011 financial statements. Any required changes to Contract Owners will be addressed in the first quarter of 2012.